     As filed with the Securities and Exchange Commission on April 12, 2002
                                             Registration No. 33-00488/811-04416


                               ==================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]


                         POST-EFFECTIVE AMENDMENT NO. 61                  [X]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]


                               Amendment No. 60                           [X]


                  Armada Funds (formerly known as "NCC Funds")
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                            Oaks, Pennsylvania, 19456
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-622-FUND

                             W. Bruce McConnel, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Jacqueline Hummel, Esq.
                               National City Bank
                              National City Center
                                  P.O. Box 5756
                           Cleveland, Ohio 44101-0756

It is proposed that this filing will become effective (check appropriate box):


         [ ] immediately upon filing pursuant to paragraph (b)

         [X] 60 days after filing pursuant to paragraph (a)(i)


         [  ] on (date) pursuant to paragraph (a)(i)

         [  ] on (date) pursuant to paragraph (b)

         [  ] 75 days after filing pursuant to paragraph (a)(ii)

         [  ] on (date) pursuant to paragraph (a)(iii) of rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The Title of Securities Being Registered . . . . Shares of beneficial interest

                             ARMADA FUNDS PROSPECTUS

                            I SHARES (INSTITUTIONAL)


                               _____________, 2002



                            SMALL/MID CAP VALUE FUND






THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 [SAILBOAT LOGO]
                                    ARMADA(R)
                                      FUNDS
                           DESIGN YOUR OWN DESTINY(TM)
                               WWW.ARMADAFUNDS.COM

                               INVESTMENT ADVISER
                            NATIONAL CITY INVESTMENT
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS




Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class I Shares of the Armada Small/Mid Cap Value Fund before investing. The Trust also offers Class I Shares of Armada money market funds, other equity funds, asset allocation funds, fixed income funds and tax free bond funds in separate prospectuses. To view the prospectuses or obtain more information on Armada Funds, visit us on-line at www.armadafunds.com or call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:


                                                                            PAGE
ARMADA SMALL/MID CAP VALUE FUND.........................................

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES.................

MORE INFORMATION ABOUT FUND INVESTMENTS................................

INVESTOR PROFILE.......................................................

INVESTMENT ADVISER AND INVESTMENT TEAM..................................

PURCHASING, SELLING AND EXCHANGING FUND SHARES.........................

DIVIDENDS AND TAXES.....................................................

FINANCIAL HIGHLIGHTS....................................................

ARMADA SMALL/MID CAP VALUE FUND


FUND SUMMARY

INVESTMENT GOAL                  Long-term capital appreciation


PRINCIPAL INVESTMENT STRATEGY    Investing in value-oriented common
                                 stocks of small cap and mid cap companies



PRINCIPAL RISKS                  Loss risk, market risk, smaller
                                 companies risk


PRINCIPAL INVESTMENT STRATEGIES


The Armada Small/Mid Cap Value Fund's investment objective is to provide long-term capital appreciation. The investment objective may be changed without a shareholder vote.



The Fund's principal investment strategy is investing in common stocks of U.S. companies that are considered to have small cap or mid cap stock market capitalizations. Companies meeting this criteria are ones that have a market capitalization between $500 million and $5 billion at the time the Fund purchases the company's securities.



Under normal circumstances, at least 80% of the Fund's net assets plus borrowings for investment purposes will be invested in securities issued by small cap and mid cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.



In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-earnings, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Fund will not necessarily sell a security if the issuer no longer meets the market capitalization criteria stated above, so long as the security otherwise continues to meet investment criteria.


Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING


LOSS RISK. No matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.



An investment in Fund shares is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.


MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that value-oriented small cap or mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.



SMALLER COMPANIES RISK. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.


For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION


There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                           CLASS I
Investment Advisory Fees                    1.00%
---------------------------------------------------
Distribution and Service
(12b-1) Fees                                0.10%
---------------------------------------------------
Other Expenses(1)                           0.20%
---------------------------------------------------
Total Annual Fund
Operating Expenses(2)                       1.30%
---------------------------------------------------



(1) Other expenses are based on estimated amounts for the current fiscal year.



(2) The Distributor plans to waive a portion of its fees during the Fund's first year of operation. With this fee waiver the Fund's actual total operating expenses for the year are expected to be 1.24%. This waiver may be revised or discontinued at any time.



For more information about these fees, see "Investment Adviser and Investment Team."



EXAMPLE



This Example is intended to help you compare the cost of investing in the Armada Small/Mid Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.



The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



                                         1 YEAR     3 YEARS
Class I Shares                             $132       $412

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Fund and the related risks. Our Statement of Additional Information contains more information about the particular types of securities in which the Fund invests.

EQUITY SECURITIES

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Although the Fund may from time to time invest in the various types of equity securities discussed in this paragraph, the only equity securities invested in as a principal investment strategy are common stocks.

MORE INFORMATION ABOUT FUND INVESTMENTS

The principal investments and strategies described in preceding sections of this prospectus are those that we use under normal circumstances. The Fund also may invest in other securities, use other strategies and engage in other investment practices. Certain of these investments and strategies are described in this section. See our Statement of Additional Information for more detail on the investments and strategies used by the Fund.


For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, the Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with the Fund's principal investment strategies, and may prevent the Fund from achieving its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective. The Fund also may temporarily deviate from its policy to invest at least 80% of its net assets in small cap or mid cap securities in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities.



In fulfilling the 80% requirement referred to in the preceding paragraph, the Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. Derivatives and futures contracts are not considered to be part of the Fund's principal investment strategies. These instruments may carry greater risk than other types of securities in which the Fund invests. Derivatives and futures contracts and their related risks are discussed in detail in our Statement of Additional Information.



The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities. Such investments are not used as part of the Fund's principal investment strategies.



The Trust has obtained an order from the SEC that allows the Fund to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. The Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.



INVESTOR PROFILE



The Small/Mid Cap Value Fund is generally appropriate for investors seeking capital appreciation who are willing to accept the risks of investing in a fund that invests primarily in value-oriented common stocks of small cap and mid cap companies. Please consult your financial adviser for help in deciding whether the Fund is right for you.


INVESTMENT ADVISER AND INVESTMENT TEAM

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Fund. As of December 31, 2001, the Adviser had approximately $28 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services to institutional clients since 1995.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


The Adviser utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser's management team responsible for the Fund is the Equity Value Team. The Adviser is entitled to a management fee at the contractual rate of 1.00% of the average annual net assets of the Fund.


PURCHASING, SELLING AND EXCHANGING FUND SHARES

Class I Shares have no sales charge, no minimum initial investment and are only available to financial institutions.

Class I Shares are for financial institutions investing for their own or their customers' accounts.

From time to time, the Adviser may pay from its own resources a fee to financial institutions that generate purchase orders. These fees are described in our Statement of Additional Information.

HOW TO PURCHASE FUND SHARES

                         NEW ACCOUNT SET UP                    ADDING TO AN EXISTING ACCOUNT
Telephone                Call our Investor Services            Call our Investor
1-800-622-FUND(3863)     Line to obtain an application.        Services Line to
                                                               purchase additional
                                                               shares.

MAIL                     Complete an application and           Make your check payable
                         mail it along with a check            to "Armada Funds (Fund
                         payable, in U.S. dollars, to          Name)."  Please include
                         "Armada Funds (Fund Name)."           your account number on
                           Armada Funds                        your check and mail it
                           P.O. Box 8421                       to the address at the
                           Boston, MA  02266-8421              left.

                         For overnight delivery mail
                         to:
                           Boston Financial Data
                         Services
                           Attn:  Armada Funds
                           66 Brooks Drive
                           Braintree, MA  02184

                         The Trust cannot accept
                         third-party checks, credit
                         cards, credit card checks or
                         cash.

WIRE                     To purchase shares by wire,           Call 1-800-622-FUND
                         call 1-800-622-FUND (3863) to         (3863) prior to sending
                         set up your account to                the wire in order to
                         accommodate wire transactions         obtain a confirmation
                         and to receive a wire control         number and to ensure
                         number to be included in the          prompt and accurate
                         body of the wire.  Ask your           handling of funds.  Ask
                         bank to transmit immediately          your bank to transmit
                         available funds by wire in            immediately available
                         the amount of your purchase           funds by wire as
                         to:                                   described at the left.
                           State Street Bank and Trust         Please include your
                         Company                               account number.
                           ABA #011000028
                           Account 99052755 Credit             The Fund and its
                         Armada Funds                          transfer agent are not
                           (Account Registration)              responsible for the
                           (Account Number)                    consequences of delays
                           (Wire Control Number)               resulting from the
                                                               banking or Federal
                           Note:  Your bank may charge         Reserve Wire system, or
                           you a fee for this service.         from incomplete wiring
                                                               instructions.
                         The Fund and its transfer
                         agent are not responsible for
                         the consequences of delays
                         resulting from the banking or
                         Federal Reserve Wire system,
                         or from incomplete wiring
                         instructions.

FINANCIAL                You may buy shares through            Please refer to New
INTERMEDIARY             accounts with brokers or              Account Set Up to the
                         other financial institutions          left.
                         that are authorized to place
                         trades in Fund shares for
                         their customers.  If you
                         invest through an authorized
                         institution, you will have to
                         follow its procedures.  Your
                         broker or institution may
                         charge a fee for its
                         services, in addition to the
                         fees charged by the Trust.
                         Address correspondence or
                         questions regarding a Fund to
                         your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. Daily NAV is calculated for the Fund each Business Day at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the New York Stock Exchange is closed for trading. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, the Fund generally values its investment portfolio at market price. In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are not readily available are valued at the mean between the most recent bid and asked prices.

The Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the price of a security trading on a foreign exchange may be affected by events that happen after the exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

SALES CHARGES

There are no sales charges on the purchase of Class I Shares.

HOW TO SELL YOUR FUND SHARES

TELEPHONE                             Call with the account name, number,
1-800-622-FUND (3863)                 and amount of redemption.  All redemptions
                                      must follow the procedures established
                                      when the account or accounts were
                                      established.

FINANCIAL INTERMEDIARY                Contact your broker or institution to
                                      redeem your shares. Your broker or
                                      institution may charge a fee for its
                                      services.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The sale price of each share will be the next NAV determined after the Fund receives your request.

If you recently changed your address on your account, redemption proceeds will not be available until after 10 business days without a signature guarantee.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information on your redemption. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b)   the NYSE is closed for other than customary weekend and holiday closings;

(c)   the SEC has by order permitted such suspension; or

(d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to the Transfer Agent is 4:00 p.m. Eastern Time.

TELEPHONE
1-800-622-FUND (3863)        Call with your account name, number, and amount of
                             exchange into a new or existing fund (minimum amount is $500).

MAIL Complete an application and mail it along with a check payable, in U.S. dollars, to "Armada Funds (Fund Name)."
                                   Armada Funds
                                   P.O. Box 8421
                                   Boston, MA  02266-8421

                             For overnight delivery mail to:
                                   Boston Financial Data Services
                                   Attn:  Armada Funds
                                   66 Brooks Drive
                                   Braintree, MA  02184

FINANCIAL INTERMEDIARY       Contact your broker or institution. Your broker or
                             institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing (switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling). As money is shifted in and out, the Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of the Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. You will be provided 60 days' notice before any material change to the exchange privilege is made. Any modification to the exchange privilege will not otherwise affect your right to redeem shares.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAVs next calculated after the Fund receives your exchange request.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan with respect to Class I Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Distribution fees for Class I Shares, after fee waivers, as a percentage of average daily net assets, are 0.04%. Absent fee waivers, the Fund is permitted to pay up to 0.10% for distribution fees on Class I Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The Fund distributes income at least annually and makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.


You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at www.armadafunds.com, or you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after the Fund receives your written notice.

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In selecting portfolio securities to be sold, the Fund generally uses tax management techniques that are intended to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund or an in-kind redemption, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareholders should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Small/Mid Cap Value Fund because the Fund had not commenced operations prior to the date of this prospectus.

INVESTMENT ADVISER
National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

BOARD OF TRUSTEES

ROBERT D. NEARY                        RICHARD W. FURST
Chairman                               Garvice D. Kincaid Professor of Finance
Retired Co-Chairman, Ernst & Young         and Dean, Gatton College of Business
Director:                                  and Economics, University of Kentucky
Cold Metal Products, Inc.              Director:
Commercial Metals Company              Foam Design, Inc.
Strategic Distribution, Inc.           The Seed Corporation
                                       Office Suites Plus, Inc.
                                       ihigh, Inc.

HERBERT R. MARTENS, JR.                GERALD L. GHERLEIN
President                              Retired Executive Vice President and
Executive Vice President,                 General Counsel, Eaton Corporation
   National City Corporation
Chairman, President and Chief
   Executive Officer, NatCity
   Investments, Inc.

JOHN F. DURKOTT                        J. WILLIAM PULLEN
President and Chief Operating          President and Chief Executive Officer,
    Officer Kittle's Home              Whayne Supply Company
    Furnishings Center, Inc.

ROBERT J. FARLING
Retired Chairman, President
    and Chief Executive Officer,
    Centerior Energy


  The Armada Funds Trustees also serve as Trustees of The Armada Advantage Fund.

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports will list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Internet:
www.armadafunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
P.O. Box 8421
Boston, MA 02266-8421

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Armada Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 202-942-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

[Sailboat Logo]
Armada(R)
   Funds

DESIGN YOUR OWN DESTINY(TM)
www.armadafunds.com

Armada Funds' Investment Company Act registration number is 811-4416

                             ARMADA FUNDS PROSPECTUS
                                A SHARES (RETAIL)

                                __________, 2002






                            SMALL/MID CAP VALUE FUND








THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 [SAILBOAT LOGO]
                                    ARMADA(R)
                                      FUNDS
                           DESIGN YOUR OWN DESTINY(TM)
                               WWW.ARMADAFUNDS.COM

                               INVESTMENT ADVISER
                            NATIONAL CITY INVESTMENT
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS


Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class A Shares of the Armada Small/Mid Cap Fund before investing. The Trust also offers Class A Shares as well as Class B and H Shares of Armada money market funds, other equity funds, asset allocation funds, fixed income funds and tax free bond funds in separate prospectuses. To view the prospectuses or obtain more information on Armada Funds, visit us on-line at www.armadafunds.com or call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:

                                                                            PAGE
                                                                          ----
ARMADA SMALL/MID CAP VALUE FUND........................................
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES.................
MORE INFORMATION ABOUT FUND INVESTMENTS................................
INVESTOR PROFILE.......................................................
INVESTMENT ADVISER AND INVESTMENT TEAM.................................
PURCHASING, SELLING AND EXCHANGING FUND SHARES.........................
DIVIDENDS AND TAXES....................................................
FINANCIAL HIGHLIGHTS...................................................

ARMADA SMALL/MID CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                        Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY          Investing in value-oriented common stocks
                                       of small cap and mid cap companies

PRINCIPAL RISKS                        Loss risk, market risk, smaller companies
                                       risk


PRINCIPAL INVESTMENT STRATEGIES

The Armada Small/Mid Cap Value Fund's investment objective is to provide long-term capital appreciation. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies that are considered to have small cap or mid cap stock market capitalizations. Companies meeting this criteria are ones that have a market capitalization of between $500 million and $5 billion at the time the Fund purchases the company's securities.

Under normal circumstances, at least 80% of the Fund's net assets plus borrowings for investment purposes will be invested in securities issued by small cap and mid cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-earnings, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Fund will not necessarily sell a security if the issuer no longer meets the market capitalization criteria stated above, so long as the security otherwise continues to meet investment criteria.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

LOSS RISK. No matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

An investment in Fund shares is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that value-oriented small cap or mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

SMALLER COMPANIES RISK. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)


                                               CLASS A
Maximum Sales Charge (Load) Imposed
on Purchases (as percentage of
offering price)(1)                              5.50%
Maximum Deferred Sales Charge
(Load) (as percentage of net asset
value)                                          None
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)
                                                None
Redemption Fee (as a percentage of
amount redeemed, if applicable)                 None

Exchange Fee                                    None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                        1.00%
Distribution and Service
(12b-1) Fees                                    0.10%
Other Expenses:
   Shareholder Servicing Fees(2)                0.25%
   Other(3)                                     0.20%
Total Other Expenses                            0.45%
Total Annual Fund
Operating Expenses(4)                           1.55%

(1) This sales charge varies depending upon how much you invest. See "Sales Charges."

(2) Certain financial institutions may provide administrative services to their customers who own Class A Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of the Additional Information.

(3) Other expenses are based on estimated amounts for the current fiscal year.

(4) The Distributor plans to waive a portion of its fees during the Fund's first year of operation. With this fee waiver the Fund's actual total operating expenses for the year for Class A Shares are expected to be 1.49%. This waiver may be revised or discontinued at any time.


For more information about these fees, see "Investment Adviser and Investment Team."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Armada Small/Mid Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                             1 YEAR           3 YEARS
                                             ------           -------
Class A Shares                                $699             $1,013

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Fund and the related risks. Our Statement of Additional Information contains more information about the particular types of securities in which the Fund invests.

EQUITY SECURITIES

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Although the Fund may from time to time invest in the various types of equity securities discussed in this paragraph, the only equity securities invested in as a principal investment strategy are common stocks.

MORE INFORMATION ABOUT FUND INVESTMENTS

The principal investments and strategies described in preceding sections of this prospectus are those that we use under normal circumstances. The Fund also may invest in other securities, use other strategies and engage in other investment practices. Certain of these investments and strategies are described in this section. See our Statement of Additional Information for more detail on the investments and strategies used by the Fund.

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, the Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with the Fund's principal investment strategies, and may prevent the Fund from achieving its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective. The Fund also may temporarily deviate from its policy to invest at least 80% of its net assets in small cap or mid cap securities in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities.

In fulfilling the 80% requirement referred to in the preceding paragraph, the Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. Derivatives and futures contracts are not considered to be part of the Fund's principal investment strategies. These instruments may carry greater risk than other types of securities in which the Fund invests.

Derivatives and futures contracts and their related risks are discussed in detail in our Statement of Additional Information.

The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities. Such investments are not used as part of the Fund's principal investment strategies.

The Trust has obtained an order from the SEC that allows the Fund to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. The Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

INVESTOR PROFILE

The Small/Mid Cap Value Fund is generally appropriate for investors seeking capital appreciation who are willing to accept the risks of investing in a fund that invests primarily in value-oriented common stocks of small cap and mid cap companies. Please consult your financial adviser for help in deciding whether the Fund is right for you.


INVESTMENT ADVISER AND INVESTMENT TEAM

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Fund. As of December 31, 2001, the Adviser had approximately $28 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services to institutional clients since 1995.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser's management team responsible for the Fund is the Equity Value Team. The Adviser is entitled to a management fee at the contractual rate of 1.00% of the average annual net assets of the Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares of the Fund.

         CLASS A SHARES

-        Front-end sales charge

-        Low 12b-1 fees

-        $500 minimum initial investment - no subsequent minimum investment

-        $50 minimum monthly investment through Planned Investment Program

Class A Shares are for individuals, corporate investors and retirement plans. For investors purchasing shares through a Planned Investment Program, the minimum initial investment is $50. See "Planned Investment Program" on page ___.

HOW TO PURCHASE FUND SHARES

                                  NEW ACCOUNT SET UP                               ADDING TO AN EXISTING ACCOUNT
INTERNET                          Visit our site and click on "Open an Account     You may place your purchase order on our
WWW.ARMADAFUNDS.COM               Online." Or log on to our online Forms Center    Web Site using your established banking
                                  to print or complete an application on line.     instructions for payment. To authorize this
                                  Mail the application to the address below.       service, please complete an Account Change
                                  Unless you arrange to pay by wire or ACH,        Form or call 1-800-622-FUND (3863).
                                  write your check, payable in U.S. dollars, to
                                  "Armada Funds (Fund name)."  The Trust cannot
                                  accept third-party checks, credit cards,
                                  credit card checks or cash.
TELEPHONE
1-800-622-FUND (3863)             Call our Investor Services Line to obtain an     Call our Investor Services Line to purchase
                                  application.                                     additional shares. To authorize this
                                                                                   service, please complete an Account Change
                                                                                   Form or call 1-800-622-FUND (3863).

MAIL                              Complete an application and mail it along        Make your check payable to "Armada Funds
                                  with a check payable, in U.S. dollars, to        (Fund Name)."  Please include your account
                                  "Armada Funds (Fund Name)."                      number on your check and mail it to the
                                           Armada Funds                            address at the left.
                                           P.O. Box 8421
                                           Boston, MA 02266-8421

                                  For overnight delivery mail to:
                                           Boston Financial Data Services
                                           Attn: Armada Funds
                                           66 Brooks Drive
                                           Braintree, MA 02184

                                  The Trust cannot accept third-party checks, credit cards, credit card checks or cash.

AUTOMATED CLEARING HOUSE ("ACH")      Complete "Bank, Wire & Electronic Funds            A Planned Investment Program can be set up
                                      Transfer Instructions" section of the              to automatically purchase shares on
                                      application to have funds directly                 designated dates during the month.  Please
                                      transferred from a bank account.  A primary        see "Planned Investment Program" below.
                                      and secondary account may be established.
                                      Please note all electronic transfers will be
                                      on the primary account unless notified
                                      otherwise. Any changes in these instructions
                                      must be made in writing to Armada Funds with
                                      a signature guarantee.

PLANNED INVESTMENT PROGRAM            With a $50 minimum initial investment and if       With current account information on your
                                      you have a checking or savings account with a      account, participation in the program can
                                      bank, you may purchase Class A Shares              be arranged via the Internet or by calling
                                      automatically through regular deductions from      1-800-622-FUND (3863).
                                      your account in amounts of at least $50 per
                                      month per account.                                 For existing accounts, without account
                                                                                         information, participation can be arranged
                                      You may arrange for participation in this          by completing an Account Change Form with
                                      program when a new account is established.         banking information.  This form must
                                                                                         include a signature guarantee by a bank or
                                                                                         other financial institution.

WIRE                                  To purchase shares by wire, call                   Call 1-800-622-FUND (3863) prior to sending
                                      1-800-622-FUND (3863) to set up your account       the wire in order to obtain a confirmation
                                      to accommodate wire transactions and to            number and to ensure prompt and accurate
                                      receive a wire control number to be included       handling of funds.  Ask your bank to
                                      in the body of the wire. Ask your bank to          transmit immediately available funds by
                                      transmit immediately available funds by wire       wire as described at the left.  Please
                                      in the amount of your purchase to:                 include your account number.
                                      State Street Bank and Trust Company
                                      ABA # 011000028                                    The Fund and its transfer agent are not
                                      Account 99052755 Credit Armada Funds               responsible for the consequences of delays
                                      (Account Registration)                             resulting from the banking or Federal
                                      (Account Number)                                   Reserve Wire system, or from incomplete
                                      (Wire Control Number)                              wiring instructions

                                      Note: Your bank may charge you a fee for this
                                      service.

                                      The Fund and its transfer agent are not
                                      responsible for the consequences of delays
                                      resulting from the banking or Federal Reserve
                                      Wire system, or from incomplete wiring
                                      instructions.

FINANCIAL INTERMEDIARY                Contact your financial consultant. Please          Contact your financial consultant. Please
                                      note, your financial consultant or                 note, your financial consultant or
                                      institution may charge a fee for its services.     institution may charge a fee for its
                                                                                         services.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

Your investment representative is responsible for transmitting all purchase and sale requests, investment information, documentation and money to the Fund on time. Certain investment representatives have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the investment representative must send your payment to the Fund by the time it prices its shares on the following day. If your investment representative fails to do so, it may be responsible for any resulting fees or losses.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order plus the applicable front-end shares charge. Daily NAV is calculated for the Fund each Business Day at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the New York Stock Exchange is closed for trading. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, the Fund generally values its investment portfolio at market price. In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are not readily available are valued at the mean between the most recent bid and asked prices.

The Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the price of a security trading on a foreign exchange may be affected by events that happen after the exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                                                                     Dealers'
                                   Sales Charge as         As a % of Net            Reallowance
If your                            a % of Offering          Asset Value         as a % of Offering
Investment is:                     Price Per Share           Per Share            Price Per Share
--------------                     ---------------           ---------            ---------------
Less than $25,000                       5.50                   5.80                    5.25
$25,000 but less
   than $50,000                         5.25                   5.50                    5.00
$50,000 but less
   than $100,000                        4.75                   5.00                    4.50
$100,000 but less
   than $250,000                        3.75                   3.90                    3.50
$250,000 but less
   than $500,000                        3.00                   3.10                    2.75
$500,000 but less
   than $1,000,000                      2.00                   2.00                    1.75
$1,000,000 or more                      0.00                   0.00                    0.00

There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more. However, if you redeem the shares within one year after the purchase date, a sales charge of 1.00% of the amount redeemed will be assessed against your account.

WAIVER OF FRONT-END SALES CHARGE

The front-end sales charge will be waived on Class A Shares purchased:

- by Trustees and Officers of the Trust and their immediate families (spouse, parents, siblings, children and grandchildren);

- by directors and retired directors of National City Corporation (NCC) or any of its affiliates and their immediate families, employees and retired employees of NCC or any of its affiliates and their immediate families and participants in employee benefit/retirement plans of NCC or any of its affiliates and their immediate families;

- by officers, directors, employees and retirees of Boston Financial Data Services, Inc. and members of their immediate families;

- by direct transfer or rollover from a qualified plan for which affiliates of NCC serve as trustee or agent (or certain institutions having relationships with affiliates of NCC);

- by investors purchasing through payroll deduction, investors in Armada Plus account through NCC's Retirement Plan Services or investors investing through "one stop" networks;

- by orders placed by qualified broker-dealers, investment advisers or financial planners who charge a management fee for their services and place trades for their own account or accounts of clients;

- through certain broker-dealers who have agreed to provide certain services with respect to shares of the Funds, including Charles Schwab Mutual Fund Marketplace.(TM) Check with your broker-dealer to see if you qualify for this exemption; and

-        by direct rollover from an Armada Plus Retirement Plan or Armada SIMPLE
         IRA.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of the Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without paying another front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares and would like to exercise this option.

REDUCED SALES CHARGES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for:

         (i)      your account;

         (ii)     your spouse's account;

         (iii)    a joint account with your spouse; or

         (iv)     your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

The Letter authorizes the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period or you redeem the entire amount within one year from the date on which the total intended purchase was completed, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent. You must notify the Fund of the purchases that qualify for this discount.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy Class A Shares. Your securities dealer is also paid a servicing fee immediately.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

From time to time, the Adviser may pay from its own resources a fee to financial institutions that generate purchase orders. These fees are described in our Statement of Additional Information.

HOW TO SELL YOUR FUND SHARES

Holders of Class A Shares may sell shares by following the procedures established when they opened their account or accounts.

INTERNET
WWW.ARMADAFUNDS.COM                 The minimum amount for Internet redemption
                                    is $100. You may arrange for participation
                                    in a Systematic Withdrawal Plan (see below
                                    for more information). To authorize this
                                    service, please complete an Account Change
                                    Form or call 1-800-622-FUND (3863).

TELEPHONE
1-800-622-FUND (3863)               Call with your account name, number, and
                                    amount of redemption (minimum amount is
                                    $100). Redemptions will be sent to the
                                    shareholder's address or bank account on
                                    record.

SYSTEMATIC WITHDRAWAL PLAN          If you have at least $1,000 in your account,
                                    you may use the Systematic Withdrawal Plan.
                                    Under the plan you may arrange periodic
                                    automatic withdrawals of at least $100 from
                                    the Fund. The proceeds of each withdrawal
                                    will be mailed to you by check or, if you
                                    have a checking or savings account with a
                                    bank, via electronic transfer to your
                                    account. Participation in this program can
                                    be arranged when completing an account
                                    application or an Account Change Form, via
                                    the Internet, or calling our Investor
                                    Services line.

FINANCIAL INTERMEDIARY              Contact your financial consultant. Your
                                    financial consultant or institution may
                                    charge a fee for its services, in addition
                                    to the fees charged by the Fund.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined. Good order means that your request includes complete information and legal requirements on your redemption.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information on your redemption. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b) the NYSE is closed for other than customary weekend and holiday closings;

(c)      the SEC has by order permitted such suspension; or

(d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to the Transfer Agent is 4:00 p.m. Eastern Time.

INTERNET
WWW.ARMADAFUNDS.COM                 You may exchange your shares through the
                                    Internet. The minimum amount for Internet exchange into a new fund is $500. You may arrange for participation in a Systematic
                                    Exchange Plan (see Systematic Exchange Plan below for more information). To authorize this service, please call 1-800-622-FUND
                                    (3863) or visit our Forms Center online to obtain an Account Change Form.

TELEPHONE
1-800-622-FUND (3863)               Call with your account name, number, and
                                    amount of exchange into existing account
                                    (minimum amount is $500). To authorize this service, please complete an Account Change
                                    Form or call 1-800-622-FUND (3863).

SYSTEMATIC EXCHANGE PROGRAM         Exchange existing shares of an Armada Money
                                    Market Fund for any other Armada Fund of the same class automatically, at periodic intervals. The minimum exchange is $50.


MAIL Indicate which existing fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:

                                                  Armada Funds
                                                  P.O. Box 8421
                                                  Boston, MA 02266-8421

                                    For overnight delivery mail to:

                                                  Boston Financial Data Services
                                                  Attn: Armada Funds
                                                  66 Brooks Drive
                                                  Braintree, MA 02184

                                    The exchange minimum is at least $500.

FINANCIAL INTERMEDIARY              Contact your financial consultant. Your
                                    financial consultant or institution may
                                    charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing (switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling). As money is shifted in and out, the Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of the Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. You will be provided 60 days' notice before any material change to the exchange privilege is made. Any modification to the exchange privilege will not otherwise affect your right to redeem shares.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAVs next calculated after the Fund receives your exchange request.

You may exchange Class A Shares of the Fund for Class A Shares of any other Armada Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an Armada Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into an Armada Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange in this manner.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Fund has followed reasonable procedures to confirm the authenticity of instructions.

SYSTEMATIC EXCHANGE PROGRAM

Because purchases of Class A Shares of the Fund may be subject to an initial sales charge, it may be beneficial for you to execute a Letter of Intent indicating an intent to purchase Class A Shares in connection with this program.

You may arrange for participation in this program via the Internet at www.armadafunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan with respect to Class A Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Distribution fees for Class A Shares, after fee waivers, as a percentage of average daily net assets are 0.04%. Absent fee waivers, the Fund is permitted to pay up to 0.10% for distribution fees on Class A Shares.

The Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class A Shares of the Fund. The Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class A Shares for these shareholder services.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The Fund distributes income at least annually and makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at www.armadafunds.com, or you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after the Fund receives your written notice.

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In selecting portfolio securities to be sold, the Fund generally uses tax management techniques that are intended to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund or an in-kind redemption, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareholders should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Small/Mid Cap Value Fund because the Fund had not commenced operations prior to the date of this prospectus.

INVESTMENT ADVISER
National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

BOARD OF TRUSTEES

ROBERT D. NEARY                                RICHARD W. FURST
Chairman                                       Garvice D. Kincaid Professor of Finance
Retired Co-Chairman, Ernst & Young                 and Dean, Gatton College of Business
Director:                                          and Economics, University of Kentucky
Cold Metal Products, Inc.                      Director:
Commercial Metals Company                      Foam Design, Inc.
Strategic Distribution, Inc.                   The Seed Corporation
                                               Office Suites Plus, Inc.
                                               ihigh, Inc.

HERBERT R. MARTENS, JR.                        GERALD L. GHERLEIN
President                                      Retired Executive Vice President and
Executive Vice President,                         General Counsel, Eaton Corporation
   National City Corporation
Chairman, President and Chief Executive
   Officer, NatCity Investments, Inc.

JOHN F. DURKOTT                                J. WILLIAM PULLEN
President and Chief Operating Officer          President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.         Whayne Supply Company

ROBERT J. FARLING
Retired Chairman, President and Chief
    Executive Officer, Centerior Energy


  The Armada Funds Trustees also serve as Trustees of The Armada Advantage Fund.

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports will list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Internet:
www.armadafunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
P.O. Box 8421
Boston, MA 02266-8421

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Armada Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 202-942-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

[Sailboat Logo]
Armada(R)
       Funds
DESIGN YOUR OWN DESTINY(TM)
www.armadafunds.com

Armada Funds' Investment Company Act registration number is 811-4416

                             ARMADA FUNDS PROSPECTUS
                             B AND H SHARES (RETAIL)

                                __________, 2002






                            SMALL/MID CAP VALUE FUND








THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 [SAILBOAT LOGO]
                                    ARMADA(R)
                                      FUNDS
                           DESIGN YOUR OWN DESTINY(TM)
                               WWW.ARMADAFUNDS.COM

                               INVESTMENT ADVISER
                            NATIONAL CITY INVESTMENT
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS


Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class B and Class H Shares of the Armada Small/Mid Cap Fund before investing. The Trust also offers Class B and Class H Shares as well as Class A Shares of Armada money market funds, other equity funds, asset allocation funds, fixed income funds and tax free bond funds in separate prospectuses. To view the prospectuses or obtain more information on Armada Funds, visit us on-line at www.armadafunds.com or call 1-800-622-FUND
(3863). Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:

                                                                           PAGE
                                                                           ----
ARMADA SMALL/MID CAP VALUE FUND........................................
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES.................
MORE INFORMATION ABOUT FUND INVESTMENTS................................
INVESTOR PROFILE.......................................................
INVESTMENT ADVISER AND INVESTMENT TEAM.................................
PURCHASING, SELLING AND EXCHANGING FUND SHARES.........................
DIVIDENDS AND TAXES....................................................
FINANCIAL HIGHLIGHTS...................................................

ARMADA SMALL/MID CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                       Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY         Investing in value-oriented common stocks
                                      of small cap and mid cap companies

PRINCIPAL RISKS                       Loss risk, market risk, smaller companies
                                      risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Small/Mid Cap Value Fund's investment objective is to provide long-term capital appreciation. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies that are considered to have small cap or mid cap stock market capitalizations. Companies meeting this criteria are ones that have a market capitalization of between $500 million and $5 billion at the time the Fund purchases the company's securities.

Under normal circumstances, at least 80% of the Fund's net assets plus borrowings for investment purposes will be invested in securities issued by small cap and mid cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-earnings, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Fund will not necessarily sell a security if the issuer no longer meets the market capitalization criteria stated above, so long as the security otherwise continues to meet investment criteria.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

LOSS RISK. No matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

An investment in Fund shares is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that value-oriented small cap or mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

SMALLER COMPANIES RISK. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

The performance of Class B and Class H Shares will differ due to differences in expenses.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                               CLASS B           CLASS H
Maximum Total Sales Charge (Load)                5.00%             2.00%
---------------------------------------------------------------------------
   Maximum Sales Charge (Load)
   Imposed on Purchases (as
   percentage of offering price)                 None              1.00%
---------------------------------------------------------------------------
   Maximum Deferred Sales Charge
   (Load) (as percentage of net
   asset value)                                  5.00%(1)          1.00%(2)
---------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                  None              1.00%
---------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)                  None              None
---------------------------------------------------------------------------
Exchange Fee                                     None              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                         1.00%             1.00%
---------------------------------------------------------------------------
Distribution and Service
(12b-1) Fees                                     0.75%             0.75%
---------------------------------------------------------------------------
Other Expenses:
---------------------------------------------------------------------------
   Shareholder Servicing Fees(3)                 0.25%             0.25%
---------------------------------------------------------------------------
   Other(4)                                      0.20%             0.20%
---------------------------------------------------------------------------
Total Other Expenses                             0.45%             0.45%
---------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                               2.20%             2.20%
---------------------------------------------------------------------------

(1) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."

(2) A contingent deferred sales charge is charged only with respect to Class H Shares redeemed prior to eighteen months from the date of purchase.

(3) Certain financial institutions may provide administrative services to their customers who own Class B or Class H Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of the Additional Information.

(4) Other expenses are based on estimated amounts for the current fiscal year.


For more information about these fees, see "Investment Adviser and Investment Team."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Armada Small/Mid Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                 1 YEAR           3 YEARS
                                                 ------           -------
Class B Shares(1)                                 $723             $1,088
Class B Shares(2)                                 $223             $  688
Class H Shares(1)                                 $421             $  781
Class H Shares(2)                                 $321             $  781

(1)      If you sell your shares at the end of the period.

(2)      If you do not sell your shares at the end of the period.

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Fund and the related risks. Our Statement of Additional Information contains more information about the particular types of securities in which the Fund invests.

EQUITY SECURITIES

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Although the Fund may from time to time invest in the various types of equity securities discussed in this paragraph, the only equity securities invested in as a principal investment strategy are common stocks.

MORE INFORMATION ABOUT FUND INVESTMENTS

The principal investments and strategies described in preceding sections of this prospectus are those that we use under normal circumstances. The Fund also may invest in other securities, use other strategies and engage in other investment practices. Certain of these investments and strategies are described in this section. See our Statement of Additional Information for more detail on the investments and strategies used by the Fund.

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, the Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with the Fund's principal investment strategies, and may prevent the Fund from achieving its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective. The Fund also may temporarily deviate from its policy to invest at least 80% of its net assets in small cap or mid cap securities in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities.

In fulfilling the 80% requirement referred to in the preceding paragraph, the Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. Derivatives and futures contracts are not considered to be part of the Fund's principal investment strategies. These instruments may carry greater risk than other types of securities in which the Fund invests.

Derivatives and futures contracts and their related risks are discussed in detail in our Statement of Additional Information.

The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities. Such investments are not used as part of the Fund's principal investment strategies.

The Trust has obtained an order from the SEC that allows the Fund to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. The Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

INVESTOR PROFILE

The Small/Mid Cap Value Fund is generally appropriate for investors seeking capital appreciation who are willing to accept the risks of investing in a fund that invests primarily in value-oriented common stocks of small cap and mid cap companies. Please consult your financial adviser for help in deciding whether the Fund is right for you.


INVESTMENT ADVISER AND INVESTMENT TEAM

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Fund. As of December 31, 2001, the Adviser had approximately $28 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services to institutional clients since 1995.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser's management team responsible for the Fund is the Equity Value Team. The Adviser is entitled to a management fee at the contractual rate of 1.00% of the average annual net assets of the Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class B and Class H Shares of the Fund.

Class B and Class H Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

         CLASS B SHARES

         -        No front-end sales charge

         - Contingent deferred sales charge (back-end sales charge if you redeem within 5 years - declining after the second year)

         -        12b-1 fees

         - $500 minimum initial investment - no subsequent minimum investment

         -        $250,000 maximum investment

         -        Converts to Class A Shares after the eighth year

         -        $50 minimum monthly investment through Planned Investment
                  Program

         CLASS H SHARES

         -        1.00% front-end sales charge

         - Contingent deferred sales charge (back-end sales charge if you redeem within 18 months of initial purchase)

         -        12b-1 fees

         - $500 minimum initial investment - no subsequent minimum investment

         -        $1 million maximum investment

         -        Does not convert to any other share class

         -        $50 minimum monthly investment through Planned Investment
                  Program

Class B Shares are for individuals, corporate investors and retirement plans. Class H Shares are for individual investors and retirement plans. For investors purchasing shares through a Planned Investment Program, the minimum initial investment is $50. See "Planned Investment Program" on page ___.

HOW TO PURCHASE FUND SHARES

                                  NEW ACCOUNT SET UP                                  ADDING TO AN EXISTING ACCOUNT
INTERNET                          Visit our site and click on "Open an Account        You may place your purchase order on our
WWW.ARMADAFUNDS.COM               Online." Or log on to our online Forms Center       Web Site using your established banking
                                  to print or complete an application on line.        instructions for payment. To authorize this
                                  Mail the application to the address below.          service, please complete an Account Change
                                  Unless you arrange to pay by wire or ACH,           Form or call 1-800-622-FUND (3863).
                                  write your check, payable in U.S. dollars, to
                                  "Armada Funds (Fund name)."  The Trust cannot
                                  accept third-party checks, credit cards,
                                  credit card checks or cash.

TELEPHONE
1-800-622-FUND (3863)             Call our Investor Services Line to obtain an        Call our Investor Services Line to purchase
                                  application.                                        additional shares. To authorize this
                                                                                      service, please complete an Account Change
                                                                                      Form or call 1-800-622-FUND (3863).

MAIL                              Complete an application and mail it along           Make your check payable to "Armada Funds
                                  with a check payable, in U.S. dollars, to           (Fund Name)."  Please include your account
                                  "Armada Funds (Fund Name)."                         number on your check and mail it to the
                                           Armada Funds                               address at the left.
                                           P.O. Box 8421
                                           Boston, MA 02266-8421

                                  For overnight delivery mail to:
                                           Boston Financial Data Services
                                           Attn: Armada Funds
                                           66 Brooks Drive
                                           Braintree, MA 02184

                                  The Trust cannot accept third-party
                                  checks, credit cards, credit card checks or cash.

AUTOMATED CLEARING HOUSE          Complete "Bank, Wire & Electronic Funds A
("ACH")                           Planned Investment Program can be set up
                                  Transfer Instructions" section of the to
                                  automatically purchase shares on application
                                  to have funds directly designated dates during
                                  the month. Please transferred from a bank
                                  account. A primary see "Planned Investment
                                  Program" below. and secondary account may be
                                  established. Please note all electronic
                                  transfers will be on the primary account
                                  unless notified otherwise. Any changes in
                                  these instructions must be made in writing to
                                  Armada Funds with a signature guarantee.

PLANNED INVESTMENT PROGRAM        With a $50 minimum initial investment and if        With current account information on your
                                  you have a checking or savings account with a       account, participation in the program can
                                  bank, you may purchase Class B or Class H           be arranged via the Internet or by calling
                                  Shares automatically through regular                1-800-622-FUND (3863).
                                  deductions from your account in amounts of at
                                  least $50 per month per account.                    For existing accounts, without account
                                                                                      information, participation can be arranged
                                  You may arrange for participation in this           by completing an Account Change Form with
                                  program when a new account is established.          banking information.  This form must
                                                                                      include a signature guarantee by a bank or
                                                                                      other financial institution.

WIRE                              To purchase shares by wire, call                    Call 1-800-622-FUND (3863) prior to sending
                                  1-800-622-FUND (3863) to set up your account        the wire in order to obtain a confirmation
                                  to accommodate wire transactions and to             number and to ensure prompt and accurate
                                  receive a wire control number to be included        handling of funds.  Ask your bank to
                                  in the body of the wire. Ask your bank to           transmit immediately available funds by
                                  transmit immediately available funds by wire        wire as described at the left.  Please
                                  in the amount of your purchase to:                  include your account number.
                                  State Street Bank and Trust Company
                                  ABA # 011000028                                     The Fund and its transfer agent are not
                                  Account 99052755 Credit Armada Funds                responsible for the consequences of delays
                                  (Account Registration)                              resulting from the banking or Federal
                                  (Account Number)                                    Reserve Wire system, or from incomplete
                                  (Wire Control Number)                               wiring instructions

                                  Note: Your bank may charge you a fee for this service.

                                  The Fund and its transfer agent are not
                                  responsible for the consequences of
                                  delays resulting from the banking or
                                  Federal Reserve Wire system, or from
                                  incomplete wiring instructions.

FINANCIAL INTERMEDIARY            Contact your financial consultant. Please           Contact your financial consultant. Please
                                  note, your financial consultant or                  note, your financial consultant or
                                  institution may charge a fee for its services.      institution may charge a fee for its
                                                                                      services.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

Your investment representative is responsible for transmitting all purchase and sale requests, investment information, documentation and money to the Fund on time. Certain investment representatives have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the investment representative must send your payment to the Fund by the time it prices its shares on the following day. If your investment representative fails to do so, it may be responsible for any resulting fees or losses.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order plus, in the case of Class A Shares and Class H Shares, the applicable front-end shares charge. Daily NAV is calculated for the Fund each Business Day at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the New York Stock Exchange is closed for trading. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, the Fund generally values its investment portfolio at market price. In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are not readily available are valued at the mean between the most recent bid and asked prices.

The Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the price of a security trading on a foreign exchange may be affected by events that happen after the exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS H SHARES

The offering price of Class H Shares is the NAV next calculated after the Fund receives your request, plus the 1.00% front-end sales load.

REPURCHASE OF CLASS H SHARES

You may repurchase any amount of Class H Shares of the Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class H Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without paying another front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares and would like to exercise this option.

CONTINGENT DEFERRED SALES CHARGES -
         CLASS B SHARES AND CLASS H SHARES

You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your Class B Shares within five years after your purchase or your Class H Shares within 18 months of purchase, you will pay a contingent deferred sales charge as described in the table that follows for Class B Shares or 1.00% for Class H Shares on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Fund for Class B Shares of another Fund or to exchanges of Class H Shares of one Fund for Class H Shares of another Fund. After eight years, your Class B Shares are converted to Class A Shares, which are offered for sale through a separate prospectus. There is no conversion feature for Class H Shares.

                                                              Class B Shares
                                            Contingent Deferred Sales Charge as a Percentage of
  Years Since Purchase                                Dollar Amount Subject to Charge
  --------------------                                -------------------------------
  First                                                            5.0%
  Second                                                           5.0%
  Third                                                            4.0%
  Fourth                                                           3.0%
  Fifth                                                            2.0%
  Sixth                                                            None
  Seventh                                                          None
  Eighth                                                           None

When an investor redeems Class B or Class H Shares, they are redeemed first from those Class B or Class H Shares that are not subject to the deferred sales load (i.e., Class B or Class H Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class B or Class H Shares that have been held the longest.

The contingent deferred sales charge will be waived if you sell your Class B or Class H Shares for the following reasons:

-        redemptions following the death or disability of a shareholder;

- redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;

- minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

- redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with plan sponsor;

-        redemptions by a settlor of a living trust;

- redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;

-        return of excess contributions;

- redemptions following the death or disability of both shareholders in the case of joint accounts;

- exchanges of Class B Shares for Class B Shares or Class H Shares for Class H Shares of other Funds of the Trust;

- distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan;

- exchange of Class B Shares or Class H Shares for Class I Shares of the Fund by a financial institution on behalf of its customers who beneficially own such shares through a fiduciary account; and

- redemptions by participants in a qualified plan who transfer funds from an Armada fund to a non-Armada fund available through the plan.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy Class H Shares. When you buy Class B Shares or Class H Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

From time to time, the Adviser may pay from its own resources a fee to financial institutions that generate purchase orders. These fees are described in our Statement of Additional Information.

HOW TO SELL YOUR FUND SHARES

Holders of Class B and Class H Shares may sell shares by following the procedures established when they opened their account or accounts.

INTERNET
WWW.ARMADAFUNDS.COM                 The minimum amount for Internet redemption
                                    is $100. You may arrange for participation in a Systematic Withdrawal Plan (see below for more information). To authorize this service, please complete an Account Change
                                    Form or call 1-800-622-FUND (3863).

TELEPHONE
1-800-622-FUND (3863)               Call with your account name, number, and
                                    amount of redemption (minimum amount is
                                    $100). Redemptions will be sent to the
                                    shareholder's address or bank account on record.

SYSTEMATIC WITHDRAWAL PLAN          If you have at least $1,000 in your account,
                                    you may use the Systematic Withdrawal Plan.
                                    Under the plan you may arrange periodic
                                    automatic withdrawals of at least $100 from the Fund. There will be no deferred sales charge on systematic withdrawals made on Class B and Class H Shares, as long as the amounts withdrawn do not exceed 10% annually of the account balance. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, via electronic transfer to your account. Participation in this program can be arranged when completing an account application or an Account Change
                                    Form, via the Internet, or calling our
                                    Investor Services line.

FINANCIAL INTERMEDIARY              Contact your financial consultant. Your
                                    financial consultant or institution may
                                    charge a fee for its services, in addition to the fees charged by the Fund.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined less any applicable deferred sales charge. Good order means that your request includes complete information and legal requirements on your redemption.

See "Contingent Deferred Sales Charges - Class B Shares and Class H Shares" on page __ for information concerning the application of contingent deferred sales charges.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information on your redemption. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b) the NYSE is closed for other than customary weekend and holiday closings;

(c)      the SEC has by order permitted such suspension; or

(d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to the Transfer Agent is 4:00 p.m. Eastern Time.

INTERNET
WWW.ARMADAFUNDS.COM                 You may exchange your shares through the
                                    Internet. The minimum amount for Internet exchange into a new fund is $500. You may arrange for participation in a Systematic
                                    Exchange Plan (see Systematic Exchange Plan below for more information). To authorize this service, please call 1-800-622-FUND
                                    (3863) or visit our Forms Center online to obtain an Account Change Form.

TELEPHONE 1-800-622-FUND (3863)     Call with your account name, number, and
                                    amount of exchange into existing account
                                    (minimum amount is $500). To authorize this service, please complete an Account Change
                                    Form or call 1-800-622-FUND (3863).

SYSTEMATIC EXCHANGE PROGRAM         Exchange existing shares of an Armada Money
                                    Market Fund for any other Armada Fund of the same class automatically, at periodic intervals. The minimum exchange is $50.

MAIL Indicate which existing fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:

                                                  Armada Funds
                                                  P.O. Box 8421
                                                  Boston, MA 02266-8421

                                    For overnight delivery mail to:

                                                  Boston Financial Data Services
                                                  Attn: Armada Funds
                                                  66 Brooks Drive
                                                  Braintree, MA 02184

                                    The exchange minimum is at least $500.

FINANCIAL INTERMEDIARY              Contact your financial consultant. Your
                                    financial consultant or institution may
                                    charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing (switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling). As money is shifted in and out, the Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of the Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. You will be provided 60 days' notice before any material change to the exchange privilege is made. Any modification to the exchange privilege will not otherwise affect your right to redeem shares.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAVs next calculated after the Fund receives your exchange request.

CLASS B SHARES

You may exchange Class B Shares of the Fund for Class B Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least five years from your initial purchase.

CLASS H SHARES

You may exchange Class H Shares of the Fund for Class H Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Fund has followed reasonable procedures to confirm the authenticity of instructions.

SYSTEMATIC EXCHANGE PROGRAM AVAILABLE TO CLASS B AND H SHARES

If you would like to enter a systematic exchange program concerning Class B or Class H Shares you must exchange them within either six or twelve months from the date of purchase.

You may arrange for participation in this program via the Internet at www.armadafunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.

DISTRIBUTION OF FUND SHARES

The Fund has adopted separate distribution plans with respect to Class B Shares and Class H Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, that allow the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Distribution fees for Class B Shares and Class H Shares, as a percentage of average daily net assets are 0.75%.

The Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class B or Class H Shares of the Fund. The Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class B or Class H Shares for these shareholder services.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The Fund distributes income at least annually and makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at www.armadafunds.com, or you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after the Fund receives your written notice.

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In selecting portfolio securities to be sold, the Fund generally uses tax management techniques that are intended to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund or an in-kind redemption, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareholders should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Small/Mid Cap Value Fund because the Fund had not commenced operations prior to the date of this prospectus.

INVESTMENT ADVISER
National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

BOARD OF TRUSTEES

ROBERT D. NEARY                                 RICHARD W. FURST
Chairman                                        Garvice D. Kincaid Professor of Finance
Retired Co-Chairman, Ernst & Young                  and Dean, Gatton College of Business
Director:                                           and Economics, University of Kentucky
Cold Metal Products, Inc.                       Director:
Commercial Metals Company                       Foam Design, Inc.
Strategic Distribution, Inc.                    The Seed Corporation
                                                Office Suites Plus, Inc.
                                                ihigh, Inc.

HERBERT R. MARTENS, JR.                         GERALD L. GHERLEIN
President                                       Retired Executive Vice President and
Executive Vice President,                          General Counsel, Eaton Corporation
   National City Corporation
Chairman, President and Chief Executive
   Officer, NatCity Investments, Inc.

JOHN F. DURKOTT                                 J. WILLIAM PULLEN
President and Chief Operating Officer           President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.          Whayne Supply Company

ROBERT J. FARLING
Retired Chairman, President and Chief
    Executive Officer, Centerior Energy


         The Armada Funds Trustees also serve as Trustees of The Armada Advantage Fund.

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports will list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Internet:
www.armadafunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
P.O. Box 8421
Boston, MA 02266-8421

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Armada Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 202-942-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

[Sailboat Logo]
Armada(R)
       Funds
DESIGN YOUR OWN DESTINY(TM)
www.armadafunds.com

Armada Funds' Investment Company Act registration number is 811-4416

                             ARMADA FUNDS PROSPECTUS
                                C SHARES (RETAIL)

                                __________, 2002






                            SMALL/MID CAP VALUE FUND









THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 [SAILBOAT LOGO]
                                    ARMADA(R)
                                      FUNDS
                           DESIGN YOUR OWN DESTINY(TM)
                               WWW.ARMADAFUNDS.COM

                               INVESTMENT ADVISER
                            NATIONAL CITY INVESTMENT
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS


Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class C Shares of the Fund before investing. The Trust also offers Class C Shares of Armada money market funds, other equity funds, asset allocation funds, fixed income funds and tax free bond funds in separate prospectuses. To view the prospectuses or obtain more information on Armada Funds, visit us on-line at www.armadafunds.com or call 1-800-622-FUND
(3863). Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:

                                                                         PAGE
                                                                         ----
ARMADA SMALL/MID CAP VALUE FUND........................................
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES.................
MORE INFORMATION ABOUT FUND INVESTMENTS................................
INVESTOR PROFILE.......................................................
INVESTMENT ADVISER AND INVESTMENT TEAM.................................
PURCHASING, SELLING AND EXCHANGING FUND SHARES.........................
DIVIDENDS AND TAXES....................................................
FINANCIAL HIGHLIGHTS...................................................

ARMADA SMALL/MID CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                        Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY          Investing in value-oriented common stocks
                                       of small cap and mid cap companies

PRINCIPAL RISKS                        Loss risk, market risk, smaller companies
                                       risk

PRINCIPAL INVESTMENT STRATEGIES

The Armada Small/Mid Cap Value Fund's investment objective is to provide long-term capital appreciation. The investment objective may be changed without a shareholder vote.

The Fund's principal investment strategy is investing in common stocks of U.S. companies that are considered to have small cap or mid cap stock market capitalizations. Companies meeting this criteria are ones that have a market capitalization between $500 million and $5 billion at the time the Fund purchases the company's securities.

Under normal circumstances, at least 80% of the Fund's net assets plus borrowings for investment purposes will be invested in securities issued by small cap and mid cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser focuses on securities of companies that offer good value and good news. The Adviser generally seeks to invest in companies based on price-to-earnings, price-to-book and price-to-cash flow ratios that are lower than market averages. The Adviser generally sells securities when these valuation ratios rise above market averages. The Fund will not necessarily sell a security if the issuer no longer meets the market capitalization criteria stated above, so long as the security otherwise continues to meet investment criteria.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

LOSS RISK. No matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

An investment in Fund shares is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

MARKET RISK. Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that value-oriented small cap or mid cap common stocks may underperform other segments of the equity markets or the equity markets as a whole.

SMALLER COMPANIES RISK. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 CLASS C
Maximum Sales Charge (Load) Imposed on
Purchases (as percentage of offering
price)                                                            None
--------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as
percentage of net asset value)                                    1.00%(1)
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other
Distributions (as a percentage of
offering price)                                                   None
--------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)                                   None
--------------------------------------------------------------------------
Exchange Fee                                                      None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                                          1.00%
--------------------------------------------------------------------------
Distribution and Service
(12b-1) Fees                                                      0.75%
--------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------
   Shareholder Servicing Fees(2)                                  0.25%
--------------------------------------------------------------------------
   Other(3)                                                       0.20%
--------------------------------------------------------------------------
Total Other Expenses                                              0.45%
--------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                                2.20%
--------------------------------------------------------------------------

(1) A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.

(2) Certain financial institutions may provide administrative services to their customers who own Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class C Shares. For further information, see "Shareholder Services Plan" in the Statement of the Additional Information.

(3) Other expenses are based on estimated amounts for the current fiscal year.

For more information about these fees, see "Investment Adviser and Investment Team."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Armada Small/Mid Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                1 YEAR           3 YEARS
                                                ------           -------
Class C Shares(1)                                $323              $688
Class C Shares(2)                                 223               688

(1)      If you sell your shares at the end of the period.

(2)      If you do not sell your shares at the end of the period.

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Fund and the related risks. Our Statement of Additional Information contains more information about the particular types of securities in which the Fund invests.

EQUITY SECURITIES

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Although the Fund may from time to time invest in the various types of equity securities discussed in this paragraph, the only equity securities invested in as a principal investment strategy are common stocks.

MORE INFORMATION ABOUT FUND INVESTMENTS

The principal investments and strategies described in preceding sections of this prospectus are those that we use under normal circumstances. The Fund also may invest in other securities, use other strategies and engage in other investment practices. Certain of these investments and strategies are described in this section. See our Statement of Additional Information for more detail on the investments and strategies used by the Fund.

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, the Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with the Fund's principal investment strategies, and may prevent the Fund from achieving its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

The Fund also may temporarily deviate from its policy to invest at least 80% of its net assets in small cap or mid cap securities in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities.

In fulfilling the 80% requirement referred to in the preceding paragraph, the Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. Derivatives and futures contracts are not considered to be part of the Fund's principal investment strategies.

These instruments may carry greater risk than other types of securities in which the Fund invests. Derivatives and futures contracts and their related risks are discussed in detail in our Statement of Additional Information.

The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities. Such investments are not used as part of the Fund's principal investment strategies.

The Trust has obtained an order from the SEC that allows the Fund to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. The Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

INVESTOR PROFILE

The Small/Mid Cap Value Fund is generally appropriate for investors seeking capital appreciation who are willing to accept the risks of investing in a fund that invests primarily in value-oriented common stocks of small cap and mid cap companies. Please consult your financial adviser for help in deciding whether the Fund is right for you.

INVESTMENT ADVISER AND INVESTMENT TEAM

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Fund. As of December 31, 2001, the Adviser had approximately $28 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services to institutional clients since 1995.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser's management team responsible for the Fund is the Equity Value Team.

The Adviser is entitled to a management fee at the contractual rate of 1.00% of the average annual net assets of the Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class C Shares of the Fund.

         CLASS C SHARES:

         -        No front-end sales charge

         - Contingent deferred sales charge (back-end sales charge if you redeem within 18 months of initial purchase)

         -        12b-1 fees

         - $500 minimum initial investment - no subsequent minimum investment

         -        Does not convert to any other share class

         -        $50 minimum monthly investment through Planned Investment
                  Program

         -        Intended for individual investors and retirement plans


HOW TO PURCHASE FUND SHARES

                                     NEW ACCOUNT SET UP                                ADDING TO AN EXISTING ACCOUNT
INTERNET                             Visit our site and click on "Open an Account      You may place your purchase order on our
WWW.ARMADAFUNDS.COM                  Online." Or log on to our on line Forms           Web Site using your established banking
                                     Center to print or complete an application        instructions for payment. To authorize this
                                     online. Mail the application to the address       service, please complete an Account Change
                                     below. Unless you arrange to pay by wire or       Form or call 1-800-622-FUND (3863).
                                     ACH, write your check, payable in U.S.
                                     dollars, to "Armada Funds (Fund name)."  The
                                     Trust cannot accept third-party checks,
                                     credit cards, credit card checks or cash.

TELEPHONE
1-800-622-FUND (3863)                Call our Investor Services Line to obtain an      Call our Investor Services Line to purchase
                                     application.                                      additional shares. To authorize this
                                                                                       service, please complete an Account Change
                                                                                       Form or call 1-800-622-FUND (3863).

MAIL                                 Complete an application and mail it along         Make your check payable to "Armada Funds
                                     with a check payable, in U.S. dollars, to         (Fund Name)."  Please include your account
                                     "Armada Funds (Fund Name)."                       number on your check and mail it to the
                                              Armada Funds                             address at the left.
                                              P.O. Box 8421
                                              Boston, MA 02266-8421

                                     For overnight delivery mail to:
                                              Boston Financial Data Services
                                              Attn: Armada Funds
                                              66 Brooks Drive
                                              Braintree, MA 02184

                                     The Trust cannot accept third-party checks, credit cards, credit card checks or cash.

AUTOMATED CLEARING HOUSE             Complete "Bank, Wire & Electronic Funds           A Planned Investment Program can be set up
("ACH")                              Transfer Instructions" section of the             to automatically purchase shares on
                                     application to have funds directly                designated dates during the month.  Please
                                     transferred from a bank account.  A primary       see "Planned Investment Program" below.
                                     and secondary account may be established.
                                     Please note all electronic transfers will be
                                     on the primary account unless notified
                                     otherwise. Any changes in these instructions
                                     must be made in writing to Armada Funds with
                                     a signature guarantee.

PLANNED INVESTMENT PROGRAM           With a $50 minimum initial investment and if      With current account information on your
                                     you have a checking or savings account with a     account, participation in the program can
                                     bank, you may purchase Class C Shares             be arranged via the Internet or by calling
                                     automatically through regular deductions from     1-800-622-FUND (3863).
                                     your account in amounts of at least $50 per
                                     month per account.                                For existing accounts, without account
                                                                                       information, participation can be arranged
                                     You may arrange for participation in this         by completing an Account Change Form with
                                     program when a new account is established.        banking information.  This form must
                                                                                       include a signature guarantee by a bank or
                                                                                       other financial institution.

WIRE                                 To purchase shares by wire, call                  Call 1-800-622-FUND (3863) prior to sending
                                     1-800-622-FUND (3863) to set up your account      the wire in order to obtain a confirmation
                                     to accommodate wire transactions and to           number and to ensure prompt and accurate
                                     receive a wire control number to be included      handling of funds.  Ask your bank to
                                     in the body of the wire. Ask your bank to         transmit immediately available funds by
                                     transmit immediately available funds by wire      wire as described at the left.  Please
                                     in the amount of your purchase to:                include your account number.
                                     State Street Bank and Trust Company
                                     ABA # 011000028                                   The Fund and its transfer agent are not
                                     Account 99052755 Credit Armada Funds              responsible for the consequences of delays
                                     (Account Registration)                            resulting from the banking or Federal
                                     (Account Number)                                  Reserve Wire system, or from incomplete
                                     (Wire Control Number)                             wiring instructions.

                                     Note: Your bank may charge you a fee for this service.

                                     The Fund and its transfer agent are not
                                     responsible for the consequences of delays resulting from the banking or Federal Reserve
                                     Wire system, or from incomplete wiring
                                     instructions.

FINANCIAL INTERMEDIARY               Contact your financial consultant. Please         Contact your financial consultant. Please
                                     note, your financial consultant or                note, your financial consultant or
                                     institution may charge a fee for its services.    institution may charge a fee for its
                                                                                       services.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

Your investment representative is responsible for transmitting all purchase and sale requests, investment information, documentation and money to the Fund on time. Certain investment representatives have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the investment representative must send your payment to the Fund by the time it prices its shares on the following day. If your investment representative fails to do so, it may be responsible for any resulting fees or losses.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. Daily NAV is calculated for the Fund each Business Day at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the New York Stock Exchange is closed for trading. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, the Fund generally values its investment portfolio at market price. In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are not readily available are valued at the mean between the most recent bid and asked prices.

The Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the price of a security trading on a foreign exchange may be affected by events that happen after the exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES

If you sell your Class C Shares within 18 months of purchase, you will pay a contingent deferred sales charge of 1.00% on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions, so you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class C Shares of one Fund for Class C Shares of another Fund.

When an investor redeems his or her Class C Shares, they are redeemed first from those Class C Shares that are not subject to the deferred sales load (i.e., Class C Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class C Shares that have been held the longest.

The contingent deferred sales charge will be waived if you sell your Class C Shares for the following reasons:

-        redemptions following the death or disability of a shareholder;

- redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;

- minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

- redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with plan sponsor;

-        redemptions by a settlor of a living trust;

- redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;

-        return of excess contributions;

- redemptions following the death or disability of both shareholders in the case of joint accounts;

-        exchanges of Class C Shares for Class C Shares of other Funds of the
         Trust;

- distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan;

- exchange of Class C Shares for Class I Shares of the Fund by a financial institution on behalf of its customers who beneficially own such shares through a fiduciary account; and

- redemptions by participants in a qualified plan who transfer funds from an Armada fund to a non-Armada fund available through the plan.

GENERAL INFORMATION ABOUT SALES CHARGES

When you buy Class C Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares.

From time to time, the Adviser may pay from its own resources a fee to financial institutions that generate purchase orders. These fees are described in our Statement of Additional Information.

HOW TO SELL YOUR FUND SHARES

Holders of Class C Shares may sell shares by following the procedures established when they opened their account or accounts.

INTERNET
WWW.ARMADAFUNDS.COM                 The minimum amount for Internet redemption
                                    is $100. You may arrange for participation in a Systematic Withdrawal Plan (see below for more information). To authorize this service, please complete an Account Change
                                    Form or call 1-800-622-FUND (3863).

TELEPHONE
1-800-622-FUND (3863)               Call with your account name, number, and
                                    amount of redemption (minimum amount is
                                    $100). Redemptions will be sent to the
                                    shareholder's address or bank account on record.

SYSTEMATIC WITHDRAWAL PLAN          If you have at least $1,000 in your account,
                                    you may use the Systematic Withdrawal Plan.
                                    Under the plan you may arrange periodic
                                    automatic withdrawals of at least $100 from the Fund. There will be no deferred sales charge on systematic withdrawals made on Class C Shares, as long as the amounts withdrawn do not exceed 10% annually of the account balance. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, via electronic transfer to your account. Participation in this program can be arranged when completing an account application or an Account Change
                                    Form, via the Internet, or calling our
                                    Investor

                                    Services line.

FINANCIAL INTERMEDIARY              Contact your financial consultant. Your
                                    financial consultant or institution may
                                    charge a fee for its services, in addition to the fees charged by the Fund.


RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined less any applicable deferred sales charge. Good order means that your request includes complete information and legal requirements on your redemption.

See "Contingent Deferred Sales Charges" on page ___ for information concerning the application of contingent deferred sales charges.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information on your redemption. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b) the NYSE is closed for other than customary weekend and holiday closings;

(c)      the SEC has by order permitted such suspension; or

(d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to the Transfer Agent is 4:00 p.m. Eastern Time.

INTERNET
WWW.ARMADAFUNDS.COM                 You may exchange your shares through the
                                    Internet. The minimum amount for Internet exchange into a new fund is $500. You may arrange for participation in a Systematic
                                    Exchange Plan (see Systematic Exchange Plan below for more information). To authorize this service, please call 1-800-622-FUND
                                    (3863) or visit our Forms Center online to obtain an Account Change Form.

TELEPHONE
1-800-622-FUND (3863)               Call with your account name, number, and
                                    amount of exchange into existing account
                                    (minimum amount is $500). To authorize this service, please complete an Account Change
                                    Form or call 1-800-622-FUND (3863).

SYSTEMATIC EXCHANGE PROGRAM         Exchange existing Class C Shares of the
                                    Armada Money Market Fund for Class C Shares of any other Armada Fund automatically, at periodic intervals. The minimum exchange is $50.

MAIL Indicate which existing fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:

                                                  Armada Funds
                                                  P.O. Box 8421
                                                  Boston, MA 02266-8421

                                    For overnight delivery mail to:

                                                  Boston Financial Data Services
                                                  Attn: Armada Funds
                                                  66 Brooks Drive
                                                  Braintree, MA 02184

                                    The exchange minimum is at least $500.

FINANCIAL INTERMEDIARY              Contact your financial consultant. Your
                                    financial consultant or institution may
                                    charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing (switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling). As money is shifted in and out, the Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of the Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. You will be provided 60 days' notice before any material change to the exchange privilege is made. Any modification to the exchange privilege will not otherwise affect your right to redeem shares.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAVs next calculated after the Fund receives your exchange request.

You may exchange Class C Shares of the Fund for Class C Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Fund has followed reasonable procedures to confirm the authenticity of instructions.

SYSTEMATIC EXCHANGE PROGRAM AVAILABLE TO CLASS C SHARES

If you would like to enter a systematic exchange program concerning Class C Shares you must exchange them within either six or twelve months from the date of purchase.

You may arrange for participation in this program via the Internet at www.armadafunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan with respect to Class C Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The distribution fee for Class C Shares, as a percentage of average daily net assets, is 0.75%.

The Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class C Shares of the Fund. The Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class C Shares for these shareholder services.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The Fund distributes income at least annually and makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at www.armadafunds.com, or you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after the Fund receives your written notice.

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In selecting portfolio securities to be sold, the Fund uses tax management techniques that are intended to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund or an in-kind redemption, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.


The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareholders should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Small/Mid Cap Value Fund because the Fund had not commenced operations prior to the date of this prospectus.

INVESTMENT ADVISER
National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

BOARD OF TRUSTEES

ROBERT D. NEARY                                         RICHARD W. FURST
Chairman                                                Garvice D. Kincaid Professor of Finance
Retired Co-Chairman, Ernst & Young                          and Dean, Gatton College of Business
Director:                                                   and Economics, University of Kentucky
Cold Metal Products, Inc.                               Director:
Commercial Metals Company                               Foam Design, Inc.
Strategic Distribution, Inc.                            The Seed Corporation
                                                        Office Suites Plus, Inc.
                                                        ihigh, Inc.

HERBERT R. MARTENS, JR.                                 GERALD L. GHERLEIN
President                                               Retired Executive Vice President and
Executive Vice President,                                  General Counsel, Eaton Corporation
   National City Corporation
Chairman, President and Chief Executive
   Officer, NatCity Investments, Inc.

JOHN F. DURKOTT                                         J. WILLIAM PULLEN
President and Chief Operating Officer                   President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.                  Whayne Supply Company

ROBERT J. FARLING
Retired Chairman, President and Chief
    Executive Officer, Centerior Energy


         The Armada Funds Trustees also serve as Trustees of The Armada Advantage Fund.

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports will list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Internet:
www.armadafunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
P.O. Box 8421
Boston, MA 02266-8421

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Armada Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 202-942-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

[Sailboat Logo]
Armada(R)
       Funds
DESIGN YOUR OWN DESTINY(TM)
www.armadafunds.com

Armada Funds' Investment Company Act registration number is 811-4416

                                  ARMADA FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                  _______, 2002

                         ARMADA SMALL/MID CAP VALUE FUND

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectuses listed below for the Small/Mid Cap Value Fund (the "Fund") of Armada Funds (the "Trust"), as may be amended or supplemented from time to time. The Prospectuses may be obtained by calling or writing the Trust at 1-800-622-FUND (3863), One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Current Prospectuses

-      Prospectus dated _______, 2002 for I Shares of the Fund

-      Prospectus dated _______, 2002 for A Shares of the Fund

-      Prospectus dated _______, 2002 for B and H Shares of the Fund

-      Prospectus dated _______, 2002 for C Shares of the Fund

                                TABLE OF CONTENTS

                                                                              PAGE
STATEMENT OF ADDITIONAL INFORMATION........................................    1

INVESTMENT OBJECTIVE AND POLICIES..........................................    1

INVESTMENT LIMITATIONS.....................................................   16

NET ASSET VALUE............................................................   19

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................   20

DESCRIPTION OF SHARES......................................................   23

ADDITIONAL INFORMATION CONCERNING TAXES....................................   25

TRUSTEES AND OFFICERS......................................................   26

ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
 SERVICES AND TRANSFER AGENCY AGREEMENTS ..................................   32

SHAREHOLDER SERVICES PLANS.................................................   37

PORTFOLIO TRANSACTIONS.....................................................   38

AUDITORS...................................................................   39

COUNSEL....................................................................   39

PERFORMANCE INFORMATION....................................................   39

MISCELLANEOUS..............................................................   41

APPENDIX A.................................................................  A-1

APPENDIX B.................................................................  B-1

                       STATEMENT OF ADDITIONAL INFORMATION

            This Statement of Additional Information ("SAI") should be read in conjunction with the Prospectuses that describe the Small/Mid Cap Value Fund (the "Fund"). The information contained in this SAI expands upon matters discussed in the Prospectuses. No investment in shares of the Fund should be made without first reading a Prospectus for the Fund. As of the date of this SAI, Class B, C and H Shares of the Fund are not available for purchase by investors.

            The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue separate classes or series of shares of beneficial interest. The Fund is registered as an open end management investment company. The Fund is a diversified investment company.

                       INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ON FUND MANAGEMENT

            Further information on the management strategies, techniques, policies and related matters concerning National City Investment Management Company, the investment adviser to the Fund (the "Adviser"), may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also "Performance Information" below.

            Attached to this SAI is Appendix A which contains descriptions of the rating symbols used by Standard & Poor's ("S&P") Rating Group, Fitch, and Moody's Investors Service, Inc. ("Moody's") for securities which may be held by the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND

            The following information supplements and should be read in conjunction with the principal strategies and risk disclosure relating to the Fund in the Prospectuses.

            The Fund will be managed with a value approach, exhibiting aggregate valuation characteristics such as price/earnings, price/book, and price/cash flow ratios which are at a discount to the market averages. Additional factors, such as private market value, balance sheet strength, and long term earnings potential are also considered in stock selection.

            Securities held by the Small/Mid Cap Value Fund generally will be issued by public companies with small or medium sized stock market capitalizations relative to those which predominate the major market indices, such as the S&P 500 Composite Stock Price Index ("S&P 500") or the Dow Jones Industrial Average. Securities of these companies may at times yield greater returns on investment than stocks of larger, more established companies. Smaller companies, particularly those considered to have small stock market capitalizations, may carry additional risks to those of larger companies. Smaller companies are generally not as well-known to investors and have less of an investor following than larger companies. These securities may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. It may be difficult to obtain reliable information and financial data on such companies and the securities of these companies may not be readily marketable, making it difficult to dispose of shares when desirable. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management as compared to larger, more established companies, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may have difficulty withstanding competition from larger companies within their industries. If other investment companies and investors who invest in such issuers trade the same securities when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger, more established companies.

            The positions of smaller capitalization companies in the market may be more tenuous because they typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of smaller capitalization companies are traded in lower volume than those of larger companies and may be more volatile. As a result, the Fund may be subject to greater price volatility than a fund consisting of large capitalization stocks. By maintaining a broadly diversified portfolio, the Adviser will attempt to reduce this volatility.

ADDITIONAL INFORMATION ABOUT PORTFOLIO INSTRUMENTS

REITS

      The Fund may invest from time to time in real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

      REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income principally from rental and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs make loans to commercial real estate developers and derive their income primarily from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under Internal Revenue Code of 1986, As amended (the "Code"), and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").

      REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from any investments in REITs in its periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may be designated as a return of capital.

VARIABLE AND FLOATING RATE INSTRUMENTS

            The Fund may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between the Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. Government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

            The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of variable and floating rate obligations and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer or shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or Trust procedures.

GUARANTEED INVESTMENT CONTRACTS

            The Fund may make limited investments in Guaranteed Investment Contracts ("GICs") issued by U.S. insurance companies. When investing in GICs, the Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to the Fund monthly a guaranteed minimum interest which may be based on a fixed rate or a fixed spread over an index, such as LIBOR. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. GICs may provide a lower rate of return than may be available to the Fund through other types of investments the Fund is permitted to make. A GIC is backed only by the insurance company that issued the GIC and, therefore, payments on the GIC are subject to the insurance company's capacity to pay. Failure of the issuing company could result in a default on a GIC. The Fund will purchase a GIC only when the Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. Because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, GICs are considered an illiquid investment, and, together with other instruments held by the Fund which are not readily marketable, will not exceed 15% of the Fund's net assets.

            The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

REPURCHASE AGREEMENTS

            Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund purchases securities from financial institutions such as banks and broker-dealers which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.

            The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

            The Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund's investment restrictions having a value at least equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

LENDING OF PORTFOLIO SECURITIES

            The Fund may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans combined with any other outstanding loans for the Fund exceed one-third of the value of its total assets taken at fair market value. Collateral must be valued daily by the Adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions that the Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

            The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

ILLIQUID SECURITIES

            The Fund will not invest more than 15% of its net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

            The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

FOREIGN SECURITIES AND CURRENCIES

            The Fund may invest in securities issued by foreign issuers either directly or indirectly through investments in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs") (see "American, European and Global Depositary Receipts" below). Such securities may or may not be listed on foreign or domestic stock exchanges.

            Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets, volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

            With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investment within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.

            Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

            This change is likely to significantly impact the European capital markets in which the Fund may invest and may result in the Fund facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund's net asset value per share.

            Interest and dividends payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by tax credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the return to the Fund's shareholders.

AMERICAN, EUROPEAN AND GLOBAL DEPOSITARY RECEIPTS

            The Fund may invest in ADRs, EDRs, GDRs and other similar global instruments. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter markets. ADR prices are denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are receipts structured similarly to EDRs and are marketed globally. GDRs are designed for trading in non-U.S. securities markets. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities, but those that are traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and, therefore, will be subject to the Fund's limitation with respect to illiquid securities.

            The principal difference between sponsored and unsponsored ADR, EDR and GDR programs is that unsponsored ones are organized independently and without the cooperation of the issuer of the underlying securities. Consequently, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile.

CONVERTIBLE SECURITIES

            The Fund may invest in convertible securities entitling the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. The value of a convertible security may fluctuate in inverse proportion to interest rates. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less market risk than the corporation's common stock. Nonetheless, convertible securities could lose value or become worthless if, for example, the issuer becomes bankrupt. Convertible securities will not normally decrease significantly below their conversion value. The value of the convertibility feature depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

            In selecting convertible securities, the Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments. The Fund may retain a portfolio security whose rating has been changed if the Adviser deems that retention of such security is warranted.

WARRANTS

            The Fund may invest in warrants. Warrants enable the owner to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

FUTURES AND RELATED OPTIONS

            The Fund may invest in stock index futures contracts and options on futures contracts in attempting to hedge against changes in the value of securities that it holds or intends to purchase or to maintain liquidity. The Fund might sell a futures contract in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline. The Fund may invest in the instruments described either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.

            Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities or the cash value of an index or the cash value of a stated amount of a foreign currency. When interest rates are rising, futures contracts can offset a decline in value of the securities held by the Fund. When rates are falling or prices of securities are rising, these contracts can secure higher yields for securities the Fund intends to purchase.

            The Fund intends to comply with the regulations of the Commodity Futures Trading Commission (CFTC) exempting it from registration as a "commodity pool operator." The Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to such regulations. In addition, the Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with the Fund's position in a futures contract or option thereon, it will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the Securities and Exchange Commission ("SEC").

            The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the Fund's securities is expected to decline, it might purchase put options or sell call options on futures contracts rather than sell futures contracts.

            The Fund may write covered call options, buy put options, buy call options and sell or "write" secured put options traded on a national securities exchange and issued by the Options Clearing Corporation for hedging purposes. Such transactions may be effected on a principal basis with primary reporting dealers in U.S. government securities in an amount not exceeding 5% of the Fund's net assets. Such options may relate to particular securities, stock or bond indices, financial instruments or foreign currencies. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.

            A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to or only at the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

            The Fund may purchase and sell put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by the Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. The Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a closing sale transaction (a sale by the Fund, prior to the exercise of an option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

            In addition, the Fund may write covered call and secured put options. A covered call option means that the Fund owns or has the right to acquire the underlying security subject to call at all times during the option period. A secured put option means that the Fund maintains in a segregated account with its custodian cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation and may be effected on a principal basis with primary reporting dealers in the U.S.

            In order to close out put or call option positions, the Fund will be required to enter into a "closing purchase transaction" -- the purchase of a put or call option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option that it previously wrote. When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

            The aggregate value of the securities subject to options written by the Fund will not exceed 33 1/3% of the value of its net assets. In order to close out an option position prior to maturity, the Fund may enter into a "closing purchase transaction" by purchasing a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option which it previously wrote.

            Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, the Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or the Fund closes out the option. In writing a secured put option, the Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of the Fund. For a detailed description of these investments and related risks, see Appendix B attached to this Statement of Additional Information.

      Risk Factors associated with Futures and Related Options

            To the extent the Fund is engaging in a futures transaction as a hedging device, due to the risk of an imperfect correlation between securities that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indices, the risk of imperfect correlation increases as the composition of the Fund varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

            Successful use of futures by the Fund also is subject to the Adviser's ability to predict correctly movements in the direction of securities prices, interest rates and other economic factors. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting the value of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

            No assurance can be given that a liquid market will exist for any particular contract or transaction at any particular time. See "Illiquid Securities." Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible to, or the Fund determines not to, close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund being hedged, if any, may offset partially or completely losses on the futures contract.

            The primary risks associated with the use of futures contracts and options are:

            1. the imperfect correlation between the change in market value of the securities held by the Fund and the price of the futures contract or option;


            2. possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;


            3. losses greater than the amount of the principal invested as initial margin due to unanticipated market movements which are potentially unlimited; and


            4. the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.

SHORT SALES

            The Fund may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

            The Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short. If the Fund sells securities short against the box, it may protect itself from a loss if the price of the security declines in the future, but will lose the opportunity to profit on such securities if the price rises.

WHEN-ISSUED SECURITIES

            The Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The Fund does not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive.

            When the Fund agrees to purchase when-issued securities, the custodian segregates cash or liquid portfolio securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

            When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

SHORT-TERM OBLIGATIONS

            The Fund may hold temporary cash balances which may be invested in various short-term obligations (with maturities of 18 months or less), such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements and GICs. The Fund may invest no more than 5% of its net assets in variable and floating rate obligations. During temporary defensive periods, the Fund may hold up to 100% of its total assets in these types of obligations.

            Investments may include commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments). The Fund may invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. The Fund may also acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

            Bank obligations include bankers' acceptances and negotiable certificates of deposit, and non-negotiable demand and time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances and certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. The Fund may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of the Fund's total assets at the time of purchase.

U.S. GOVERNMENT SECURITIES

            The Fund may purchase obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, examples of which include the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the Government National Mortgage Association. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See "Variable and Floating Rate Obligations."

DERIVATIVE INSTRUMENTS

            The Fund may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations, various floating rate instruments and other types of securities).

            Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

SECURITIES OF OTHER INVESTMENT COMPANIES

            Subject to 1940 Act limitations and pursuant to applicable SEC requirements, the Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole.

            The Fund also may invest in Standard & Poor's Depositary Receipts ("SPDRs") and similar index tracking stocks as is consistent with its investment objectives and policies. SPDRs represent interests in the SPDR Trust, a unit investment trust that holds shares of all the companies in the S&P 500. The SPDR Trust closely tracks the price performance and dividend yield of the S&P 500. Other index tracking stocks are structured similarly to SPDRs but track the price performance and dividend yield of different indices. SPDRs and other index tracking stocks can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. For example, stocks that track an index comprised of Nasdaq traded stocks, or stocks that track an index comprised of stocks of foreign companies, may be expected to fluctuate in value more widely than SPDRs (which track the S&P 500) or stocks that track other less volatile indices. Index tracking stocks are traded similarly to stocks of individual companies. Although an index tracking stock is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance because of trust expenses and other factors. The SPDR Trust and trusts underlying other index tracking stocks are structured to be regulated investment companies and may make distributions to the Fund that may not be characterized entirely as ordinary income for tax purposes. Such distributions will be passed through to Fund investors in the character as received by the Fund. Because investments in SPDRs and other index tracking stocks represent interests in unit investment trusts, such investments are subject to the 1940 Act's limitations on investments in other investment companies.

            As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders.

PORTFOLIO TURNOVER

            The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes U.S. Government securities and all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Trust to receive certain favorable tax treatment. Higher portfolio turnover may result in increased capital gains to shareholders (see "Additional Information Concerning Taxes" below) and increased expenses paid by the Fund due to transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions.

      The Fund had not commenced operations prior to the date of this SAI and, consequently, has no portfolio turnover history. Under normal market conditions, the portfolio turnover rate for the Fund is not expected to exceed 150%, although this rate could be higher. The object of such short-term trading is to increase the potential for capital appreciation and/or income by making portfolio changes in anticipation of expected movements in security prices. Any such trading would increase the Fund's turnover rate and its transaction costs. Higher portfolio turnover may result in increased taxable gains to shareholders (see "Additional Information Concerning Taxes" below) and increased expenses paid by the Fund due to transaction costs.

                             INVESTMENT LIMITATIONS

            The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

            The Fund may not:

            1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

                    (a). there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such obligations;

                    (b). wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

                    (c). utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

                    (d). personal credit and business credit businesses will be considered separate industries.

            2. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

            3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

            4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

            5. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "commodities" includes commodity contracts.

            6. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

            7. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

            With respect to investment limitation No. 3 above, the 1940 Act prohibits the Fund from issuing senior securities, except that the Fund may borrow from banks, and may mortgage, pledge or hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage for all borrowings.

            For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

            Except for the Fund's policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

            In addition, the Fund is subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:

            The Fund may not:

            1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act.

            2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

            3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with the Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (c) the Fund may make short sales against-the-box (defined as the extent to which the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).

            4. Purchase securities of companies for the purpose of exercising control.

            5. Invest more than 15% of its net assets in illiquid securities.

            6. Purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with the Fund's investment practices described in its Prospectuses or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.

            With respect to investment limitation No. 1 above, see "Securities of Other Investment Companies" above for the 1940 Act's limitations applicable to each Fund's investments in other investment companies.

            The Fund does not intend to acquire securities issued by the Adviser, the Fund's distributor or their affiliates.

                                 NET ASSET VALUE

VALUATION OF EQUITY SECURITIES

            In determining market value for equity securities, the assets of the Fund which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities quoted on the NASD National Market System are also valued at the last sale price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices.

VALUATION OF DEBT SECURITIES

            Any assets of the Fund invested in debt securities are valued for purposes of pricing sales and redemptions by an independent pricing service ("Service") approved by the Board of Trustees. When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. Short-term securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

VALUATION OF FOREIGN SECURITIES

            Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities may be determined through consideration of other factors by or under the direction of the Board of Trustees. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established in good faith by the Board of Trustees. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of valuation.

            Certain of the securities acquired by the Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

OTHER

            Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value using methods determined by or under the supervision of the Board of Trustees. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

            Shares in the Trust are sold on a continuous basis by SEI Investments Distribution Co. (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office or directly to the Trust at P.O. Box 8421, Boston, MA 02266-8421. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

            The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

            The Trust normally pays redemption proceeds in cash but reserves the right to make redemptions in kind. A shareholder receiving an in-kind redemption would likely have to pay transaction costs to sell the distributed securities and may be subject to capital gains taxes as well.

            As described in the applicable Prospectuses, Class I Shares of the Fund are sold to certain qualified investors at their net asset value without a sales charge. Class A Shares of the Fund are sold to public investors at the public offering price based on the Fund's net asset value plus a front-end load or sales charge as described in the Prospectus for A, B and H Shares. Class B Shares of the Fund are sold to public investors at net asset value but are subject to a contingent deferred sales charge which is payable upon redemption of such shares as described in the Prospectus for A, B and H Shares. Class C Shares of the Fund are sold to public investors at net asset value but are subject to a 1.00% contingent deferred sales charge which is payable upon redemption of such shares within the first eighteen months after purchase, as described in the Prospectus for C Shares. Class H Shares of the Fund are sold to public investors at the public offering price based on the Fund's net asset value plus a front-end load or sales charge of 1.00% and are subject to a 1.00% contingent deferred sales charge which is payable upon redemption of such shares within the first eighteen months after purchase as described in the Prospectus for Class A, B and H Shares. There is no sales load or contingent deferred sales charge imposed for shares acquired through the reinvestment of dividends or distributions on such shares.

            The Trust has authorized one or more brokers to receive purchase and redemption orders on behalf of the Fund. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or the broker's authorized designee receives the order. Orders will be priced at the net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund.

The Adviser pays commissions to dealers on new investments into the Fund as follows:

            1.00% on assets between $1 million and $5 million; plus
            0.50% on assets between $5 million and $10 million; plus
            0.25% on amounts over $10 million

            From time to time, shares may be offered as an award in promotions sponsored by the Distributor or other parties. The Distributor or a third party will purchase shares awarded in such promotions at NAV. The promotions may be limited to certain classes of shareholders such as the employees of the Adviser or its affiliates. As stated in the Prospectuses, the Distributor may institute certain promotional incentive programs for dealers. Such incentive programs may include cash incentive programs specific to NatCity Investments, Inc. under which NatCity Investments, Inc. or its associated persons may receive cash incentives in connection with the sale of the Fund's shares.

            Automatic investment programs such as the Planned Investment Program ("Program") described in the Prospectus for A, B and H Shares and Prospectus for Class C Shares of the Fund permit an investor to use "dollar cost averaging" in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his or her shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials, the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the S&P 500 or Lehman Intermediate Government Index.

OFFERING PRICE PER CLASS A SHARE OF THE FUND

            An illustration of the computation of the offering price per Class A Share of the Fund, based on the estimated value of the Fund's net assets and number of outstanding shares on its commencement date, is as follows:

                                                SMALL/MID CAP
                                                 VALUE FUND
Net Assets of A Shares                             $10.00
Outstanding A Shares                                    1
Net Asset Value Per Share                          $10.00
Sales Charge, 5.50% of offering price              $  .58
Offering to Public                                 $10.58

OFFERING PRICE PER CLASS H SHARE OF THE FUND

            An illustration of the computation of the offering price per Class H share of the Fund, based on the estimated value of the net assets and number of outstanding shares on the commencement date, is as follows:

                                                                SMALL/MID CAP
                                                                  VALUE FUND

Net Assets of H Shares                                              $10.00
Outstanding H Shares                                                     1
Net Asset Value Per Share                                           $10.00
Sales Charge, 1.00% of offering price                                $0.10
Offering to Public                                                  $10.10

EXCHANGE PRIVILEGE

            Investors may exchange all or part of their Class A Shares, Class B Shares, Class C Shares or Class H Shares as described in the applicable Prospectus. Any rights an investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in the Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

            By use of the exchange privilege, the investor authorizes the Transfer Agent's financial institution or his or her financial institution to act on telephonic, website or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The investor or his or her financial institution must notify the Transfer Agent of his or her prior ownership of Class A Shares, Class B Shares, Class C Shares or Class H Shares and the account number. The Transfer Agent's records of such instructions are binding.

                             DESCRIPTION OF SHARES

            The Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectuses, including classes or series, which represent interests in the Fund as follows, and as further described in this Statement of Additional Information and the related Prospectuses:

      Class PP                            Class I Shares
      Class PP - Special Series 1         Class A Shares
      Class PP - Special Series 2         Class B Shares
      Class PP - Special Series 3         Class C Shares
      Class PP - Special Series 4         Class H Shares

            Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the

Prospectuses, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or the Fund, shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the Fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

            Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only Class I Shares and Class A Shares of an investment fund will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to a distribution plan for such shares, only Class B Shares of the Fund will be entitled to vote on matters relating to a distribution plan with respect to Class B Shares, only Class C Shares of the Fund will be entitled to vote on matters relating to a distribution plan with respect to Class C Shares, and only Class H Shares of the Fund will be entitled to vote on matters relating to a distribution plan with respect to Class H Shares.

            Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances, (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert an investment fund's assets into money and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, to cause all outstanding shares of any fund to be redeemed at their net asset value or converted into shares of another class of the Trust's shares at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his or her original investment due to changes in the market prices of the Fund's securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

                    ADDITIONAL INFORMATION CONCERNING TAXES

            The following summarizes certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

            The Fund will be treated as a separate corporate entity under the Code, and intends to qualify and continue to qualify as a regulated investment company. In order to qualify and continue to qualify for tax treatment as a regulated investment company under the Code, the Fund must satisfy, in addition to the distribution requirement described in the Prospectuses, certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

            A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

            If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's taxable income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

            The Fund may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

            The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

            In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

            Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

            The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders or of state tax treatment of the Fund or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly potential purchasers of shares of the Fund are urged to consult their own tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

                              TRUSTEES AND OFFICERS

            The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. The trustees and executive officers of the Trust, their birth dates, addresses, principal occupations during the past five years, and other affiliations are as follows:

                                                                                                Number of
                                                                                              Portfolios in
                                 Position(s)       Served in                                  Fund Complex(2)
         Name, Address            Held with        Position       Principal Occupation(s)      Overseen by       Other Directorships
       and Date of Birth          the Trust          Since(1)      During Past 5 Years           Trustee          Held by Trustee(3)
       -----------------          ---------          ------        -------------------             -------         ----------------
INDEPENDENT TRUSTEES
Robert D. Neary                  Chairman of       February        Retired Co-Chairman of              38         Chairman of the
32980 Creekside Drive            the Board and       1996          Ernst & Young, April 1984                      Board and
Pepper Pike, OH  44124           Trustee                           to September 1993;                             Trustee, The
Date of Birth:  9/30/33                                            Director, Cold Metal                           Armada
                                                                   Products, Inc., since                          Advantage Fund,
                                                                   March 1994; Director,                          since August 1998.
                                                                   Strategic Distribution,
                                                                   Inc., since January 1999;
                                                                   Director, Commercial
                                                                   Metals Company since March
                                                                   2001.

John F. Durkott                  Trustee          November         President and Chief                 38          Trustee, The
c/o Kittle's Home Furnishings                        1993          Executive Officer,                              Armada
Center, Inc.                                                       Kittle's Home Furnishings                       Advantage Fund,
8600 Allisonville Road                                             Center, Inc., since                             since August
Indianapolis, IN  46250                                            January 1982; partner,                          1998.
Date of Birth:  7/11/44                                            Kittle's Bloomington
                                                                   Properties LLC, since
                                                                   January 1981; partner,
                                                                   KK&D LLC, since January
                                                                   1989; partner, KK&D II
                                                                   LLC, since February 1998
                                                                   (affiliated real estate
                                                                   companies of Kittle's Home
                                                                   Furnishings Center, Inc.).

Robert J. Farling                Trustee          November         Retired Chairman,                   38          Trustee, The
1608 Balmoral Way                                    1997          President and Chief                             Armada
Westlake, OH  44145                                                Executive Officer,                              Advantage Fund,
Date of Birth:  12/4/36                                            Centerior Energy (electric                      since August
                                                                   utility), March 1992 to                         1998.
                                                                   October 1997; Director,
                                                                   National City Bank until
                                                                   October 1997; Director,
                                                                   Republic Engineered
                                                                   Steels, October 1997 to
                                                                   September 1998.

                                                                                                 Number of
                                                                                               Portfolios in
                                 Position(s)       Served in                                   Fund Complex(2)
         Name, Address            Held with        Position       Principal Occupation(s)       Overseen by      Other Directorships
       and Date of Birth          the Trust          Since(1)      During Past 5 Years           Trustee          Held by Trustee(3)
       -----------------          ---------          ------        -------------------           -------          ----------------
Richard W. Furst                 Trustee             June          Garvice D. Kincaid               38         Trustee, The Armada
2133 Rothbury Road                                   1990          Professor of Finance and                    Advantage Fund, since
Lexington, KY  40515                                               Dean, Gatton College of                     August 1998.
Date of Birth:  9/13/38                                            Business and Economics,
                                                                   University of Kentucky,
                                                                   since 1981; Director, The
                                                                   Seed Corporation
                                                                   (restaurant group), since
                                                                   1990; Director; Foam
                                                                   Design, Inc. (manufacturer
                                                                   of industrial and
                                                                   commercial foam products),
                                                                   since 1993; Director,
                                                                   Office Suites Plus, Inc.
                                                                   (office buildings), since
                                                                   1998; Director, ihigh,
                                                                   Inc. (high school
                                                                   marketing network), since
                                                                   1999.


Gerald L. Gherlein               Trustee          November         Retired; Executive               38         Trustee, The Armada
3679 Greenwood Drive                                 1997          Vice-President and General                  Advantage Fund, since
Pepper Pike, OH  44124                                             Counsel, Eaton Corporation                  August 1998.
Date of Birth:  2/16/38                                            (global manufacturing),
                                                                   1991 to March 2000.

J. William Pullen                Trustee              May          President and Chief              38         Trustee, The Armada
Whayne Supply Company                                1993          Executive Officer, Whayne                   Advantage Fund, since
1400 Cecil Avenue                                                  Supply Co. (engine and                      1998.
P.O. Box 35900                                                     heavy equipment
Louisville, KY 40232-5900                                          distribution), since 1986.
Date of Birth:  4/24/39

                                                                                                  Number of
                                                                                                Portfolios in
                                 Position(s)       Served in                                   Fund Complex(2)
         Name, Address            Held with        Position       Principal Occupation(s)        Overseen by    Other Directorships
       and Date of Birth          the Trust          Since(1)      During Past 5 Years            Trustee         Held by Trustee(3)
       -----------------          ---------          ------        -------------------            -------          ----------------
INTERESTED TRUSTEE

Herbert R. Martens, Jr.(4)       President and    November         Executive Vice President,         38            Trustee, The
c/o NatCity Investments, Inc.    Trustee            1997           National City Corporation                       Armada Advantage
1965 East Sixth Street                                             (bank holding company),                         Funds, since
Suite 800                                                          since July 1997; Chairman,                      August 1998.
Cleveland, OH  44114                                               President and Chief
Date of Birth:  8/6/52                                             Executive Officer, NatCity
                                                                   Investments, Inc.
                                                                   (investment banking),
                                                                   since July 1995; President
                                                                   and Chief Executive
                                                                   Officer, Raffensberger,
                                                                   Hughes & Co.
                                                                   (broker-dealer) from 1993
                                                                   until 1995; President,
                                                                   Reserve Capital Group,
                                                                   from 1990 until 1993.
OFFICERS

W. Bruce McConnel(5)             Secretary        August           Partner, Drinker Biddle &         N/A                      N/A
One Logan Square                                    1985           Reath LLP, Philadelphia,
18th and Cherry Streets                                            Pennsylvania (law firm)
Philadelphia, PA 19103-6996
Date of Birth:  2/7/43


Christopher F. Salfi(5)          Treasurer        August           Director of Funds                 N/A                      N/A
530 E. Swedesford Road                              2001           Accounting, SEI
Wayne, PA 19087                                                    Investments, since January
Date of Birth: 11/28/63                                            1998; Fund Accounting
                                                                   Manager, SEI Investments,
                                                                   1994 to 1997.

Timothy D. Barto(5)              Assistant           May           Vice President and                N/A                      N/A
One Freedom Valley Drive         Treasurer          2000           Assistant Secretary, SEI
Oaks, PA  19456                                                    Investments Mutual Funds
Date of Birth: 3/28/68                                             Services and SEI
                                                                   Investments Distribution
                                                                   Co., since 1999;
                                                                   Associate, Dechert Price &
                                                                   Rhoads (law firm), 1997 to
                                                                   1999; Associate, Richter,
                                                                   Miller & Finn (law firm),
                                                                   1994 to 1997.

(1) Each trustee holds office until the next meeting of shareholders at which trustees are elected following his election or appointment and until his successor has been elected and qualified.

(2) The "Fund Complex" consists of all registered investment companies for which the Adviser or any of its affiliates serves as investment adviser, including the Trust and The Armada Advantage Fund. In addition to the Trust, each trustee serves as a trustee of The Armada Advantage Fund (6 portfolios). Mr. Neary and Mr. Martens serve as Chairman and President, respectively, of both the Trust and The Armada Advantage Fund.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

(4) Mr. Martens is considered to be an "interested person" of the Trust as defined in the 1940 Act because (1) he is an Executive Vice President of National City Corporation ("NCC"), the indirect parent corporation to the Adviser, which serves as investment adviser to the Trust, (2) he owns shares of common stock and options to purchase common stock of NCC, and (3) he is the Chief Executive Officer of NatCity Investments, Inc., a broker-dealer affiliated with the Adviser.

(5) Mr. McConnel, Mr. Salfi and Mr. Barto also serve as Secretary, Treasurer and Assistant Treasurer, respectively, of The Armada Advantage Fund.

            The trustees of the Trust as a group owned beneficially less than 1% of the outstanding shares of each of the funds of the Trust, and less than 1% of the outstanding shares of all of the funds of the Trust in the aggregate.

            Mr. Salfi and Mr. Barto are employed by SEI Investments Mutual Funds Services, which serves as Administrator to the Trust. Mr. Barto is also employed by SEI Investments Distribution Co., which serves as Distributor to the Trust. Mr. McConnel is a partner of the law firm, Drinker Biddle & Reath LLP, which serves as counsel to the Trust.

            Effective February 20, 2002, with respect to the Trust and The Armada Advantage Fund ("Armada Advantage"), each trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings. The two fund companies generally hold concurrent Board meetings. The Chairman of the Board is entitled to receive an additional $16,000 per annum for services in such capacity. Prior to February 20, 2002, each trustee was entitled to receive an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings, with the Chairman entitled to receive an additional fee of $5,000.

            The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 2001:


                                                         Pension or
                                      Aggregate          Retirement Benefits     Estimated Annual   Total Compensation
Name of                              Compensation        Accrued as Part of      Benefits Upon      from the Trust and
Person, Position                    from the Trust       the Trust's Expense     Retirement         Fund Complex*
----------------                    --------------       -------------------     ----------         -------------
Robert D. Neary,                      $34,910.63              $     0              $     0              $35,000
Chairman and Trustee

John F. Durkott, Trustee              $29,910.63              $     0              $     0              $30,000

                                                         Pension or
                                      Aggregate          Retirement Benefits     Estimated Annual   Total Compensation
Name of                              Compensation        Accrued as Part of      Benefits Upon      from the Trust and
Person, Position                    from the Trust       the Trust's Expense     Retirement         Fund Complex*
----------------                    --------------       -------------------     ----------         -------------
Robert J. Farling, Trustee               $29,910.63              $     0              $     0              $30,000

Richard W. Furst, Trustee                $29,910.63              $     0              $     0              $30,000

Gerald L. Gherlein, Trustee              $29,910.63              $     0              $     0              $30,000

Herbert R. Martens, Jr.,                 $        0              $     0              $     0              $     0
President and Trustee

J. William Pullen, Trustee               $29,910.63              $     0              $     0              $30,000


* Each Trustee serves as a trustee of the Trust and Armada Advantage and, until June 16, 2000, served as a trustee of The Parkstone Group of Funds. The Trust and Armada Advantage together, as of May 31, 2001, were authorized to offer for sale shares of 37 investment portfolios.

            The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Code. Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any trustee or pay any particular level of compensation.

CODE OF ETHICS

            The Trust, the Adviser and the Distributor have each adopted codes of ethics under Rule 17j-1 of the 1940 Act that (i) establish procedures for personnel with respect to personal investing, (ii) prohibit or restrict certain transactions that may be deemed to create a conflict of interest between personnel and the funds, and (iii) permit personnel to invest in securities, including securities that may be purchased or held by the funds. The codes of ethics are on file with, and available from, the SEC's Public Reference Room in Washington, D.C.

SHAREHOLDER AND TRUSTEE LIABILITY

            Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

            The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense reasonably incurred by him in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a trustee, and that the trustees have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a trustee.

                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS

ADVISORY AGREEMENT

      The Fund will enter into an Advisory Agreement with the Advisor effective at the time the Fund commences operations. The Adviser is an indirect wholly owned subsidiary of National City Corporation, a bank holding company headquartered in Cleveland, Ohio.

            Subject to the supervision of the Trust's Board of Trustees, the Adviser will provide a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund. The Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Fund. The Adviser will provide the services under the Advisory Agreement in accordance with the Fund's investment objective, policies, and restrictions as stated in the Prospectuses and resolutions of the Trust's Board of Trustees applicable to the Fund. The Adviser will place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In selecting brokers or dealers for executing portfolio transactions, the Adviser will use its best efforts to seek on behalf of the Trust and the Fund the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund and/or other accounts over which the Adviser or any affiliate of the Adviser exercises investment discretion. The Adviser is authorized, subject to the prior approval of the Board, to negotiate and pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser with respect to the accounts as to which it exercises investment discretion. In no instance will Fund securities be purchased from or sold to the Adviser, any sub-adviser, the Distributor (or any other principal underwriter to the Trust) or an affiliated person of either the Trust, the Adviser, a sub-adviser, or the Distributor (or such other principal underwriter) unless permitted by an order of the SEC or applicable rules. In executing portfolio transactions for the Fund, the Adviser may, but is not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other investment portfolios of Armada Funds and its other clients where such aggregation is not inconsistent with the policies set forth in the Trust's registration statement. In such event, the Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and such other clients. The Adviser will maintain all books and records with respect to the securities transactions for the Fund and furnish the Trust's Board of Trustees such periodic and special reports as the Board may request.

            The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties and obligations thereunder.

            Unless sooner terminated, the Advisory Agreement will continue in effect for two years, and from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of the Fund and a majority of the trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940
Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Trust or the Adviser on 60 days written notice, and will terminate immediately in the event of its Assignment.

ADMINISTRATION SERVICES

                  The Trust has entered into a co-administration agreement with SEI Investments Mutual Funds Services ("SIMFS") and National City Bank ("NCB" and, together with SIMFS, the "Co-Administrators") effective as of August 1, 2000 (the "Co-Administration Agreement"), pursuant to which SIMFS and NCB have agreed to serve as Co-Administrators to the Trust.

                  The Co-Administrators provide a wide variety of accounting, shareholder and administrative services to the Trust under the Co-Administration Agreement. The Co-Administration Agreement provides that the Co-Administrators shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Co-Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Co-Administrators in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. The Co-Administration Agreement also provides that the Co-Administration Agreement creates no joint and/or several liability among the Co-Administrators with respect to any loss arising out of services provided by a specific Co-Administrator.

                  SIMFS, a Delaware business trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interests in SIMFS. SEI Investments and its affiliates, including SIMFS, provide funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. NCB, which is a wholly owned subsidiary of National City Corporation and an affiliate of the Adviser, has its principal offices at 1900 East Ninth Street, Cleveland, Ohio, 04414.

                  Under the Co-Administration Agreement, the Co-Administrators are entitled to receive administration fees, computed daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of all of the Trust's Funds:

                                                         AGGREGATE       PORTION ALLOCATED     PORTION ALLOCATED
      COMBINED AVERAGE DAILY NET ASSETS                 ANNUAL RATE          TO SIMFS                TO NCB
      ---------------------------------                 -----------          --------                ------
      Up to $16 billion..........................          0.070%             0.050%                 0.020%
      From $16 to 20 billion.....................          0.070%             0.040%                 0.030%
      Over $20 billion...........................          0.065%             0.035%                 0.030%

DISTRIBUTION PLANS AND RELATED AGREEMENTS

                  The Distributor acts as distributor of the Fund's shares pursuant to its Distribution Agreement with the Trust. The Distributor has its principal business office at One Freedom Valley Drive, Oaks, Pennsylvania, 19456. Timothy D. Barto, Assistant Treasurer of the Trust, is also an officer of the Distributor and is, therefore, an affiliate of both the Fund and the Distributor. Shares are sold on a continuous basis. The Distributor will use all reasonable efforts in connection with distribution of shares of the Trust.

                  Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan for A and I Share Classes (the "A and I Shares Plan"), a B Shares Distribution Plan ("B Shares Plan"), a C Shares Distribution Plan (the "C Shares Plan") and an H Shares Distribution Plan (the "H Shares Plan," and collectively, the "Plans") which permit the Trust to bear certain expenses in connection with the distribution of I Shares and A Shares, B Shares, C Shares and H Shares, respectively. As required by Rule 12b-1, the Plans and related agreements have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Plans or any agreement relating to the Plans, by vote cast in person at a meeting called for the purpose of voting on the Plans and related agreements. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the Plans and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plans and related agreements will benefit the Trust and its shareholders.

                  Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by the Fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

                  Any change in a Plan that would materially increase the distribution expenses of a class would require approval by the shareholders of such class, but otherwise, such Plan may be amended by the trustees, including a majority of the disinterested trustees who do not have any direct or indirect financial interest in the particular Plan or related agreements. The Plans and related agreements may be terminated as to the Fund or a particular class of the Fund by a vote of the Trust's disinterested trustees or by vote of the shareholders of the Fund or class in question, on not more than 60 days written notice. The selection and nomination of disinterested trustees has been committed to the discretion of such disinterested trustees as required by the Rule.

                  The A and I Shares Plan provides that the Fund will reimburse the Distributor for distribution expenses related to the distribution of Class A shares and Class I shares in an amount not to exceed 0.10% per annum of the average aggregate net assets of such shares. Costs and expenses reimbursable under the A and I Shares Plan are (a) direct and indirect costs and expenses incurred in connection with the advertising and marketing of the Fund's A and I Shares, including but not limited to any advertising or marketing via radio, television, newspapers, magazines, or direct mail solicitation, and (b) direct and indirect costs and expenses incurred in preparing, printing and distributing the Fund's Prospectuses for such shares (except those used for regulatory purposes or for distribution to existing shareholders) and in implementing and operating the A and I Shares Plan.

                  The B Shares Plan provides that Class B Share assets of the Fund will compensate the Distributor for distribution of Class B Shares in an amount not to exceed 0.75% per annum of the average daily net assets of such class. The C Shares Plan provides that Class C Share assets of the Fund may compensate the Distributor for distribution of Class C Shares in an amount not to exceed 0.75% per annum of the average daily net assets of such shares. The H Shares Plan provides that Class H Share assets of the Fund may compensate the Distributor for distribution of Class H Shares in an amount not to exceed 0.75% per annum of the average daily net assets of such shares. Payments to the Distributor under the B Shares Plan, C Shares Plan and H Shares Plan are to be used by the Distributor to cover expenses and activities primarily intended to result in the sale of the Fund's B Shares, C Shares and H Shares, respectively. Such expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing B Shares, C Shares and H Shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing Prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisers, accountants, and estate planning firms (each "a Distribution Organization") with respect to the Fund's B Shares, C Shares or H Shares beneficially owned by customers for whom the Distribution Organization is the dealer of record or holder of record of such B Shares, C Shares or H Shares;
(e) the direct or indirect cost of financing the payments or expenses included in (a) and (d) above; or (e) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

                  The Plans have been approved by the Board of Trustees, and will continue in effect for successive one year periods provided that such continuance is specifically approved by (1) the vote of a majority of the trustees who are not parties to any Plan or interested persons of any such party and who have no direct or indirect financial interest in any Plan and (2) the vote of a majority of the entire Board of Trustees.

CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS

                  NCB, with offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Trust's custodian. Under its Custodian Services Agreement, NCB has agreed to:

                  (i) maintain an account or accounts in the name of the Fund;

                  (ii) hold and disburse portfolio securities on account of the Fund;

                  (iii) collect and make disbursements of money on behalf of the Fund;

                  (iv) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities;

                  (v) respond to correspondence by security brokers and others relating to its duties;

                  (vi) make periodic reports to the Board of Trustees concerning the Fund's operations.

                  NCB is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that it shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall hold the Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian. The Fund reimburses NCB for its direct and indirect costs and expenses incurred in rendering custodial services.

                  For its services as the Trust's custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average gross assets; (ii) 0.010% of the next $650 million of average gross assets; and (iii) 0.008% of the average gross Assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodial fee and is reimbursed for out-of-pocket expenses.

                  State Street Bank and Trust Company (the "Transfer Agent"), P.O. Box 8421, Boston, Massachusetts 02266-8421, serves as the Trust's transfer agent and dividend disbursing agent. Under its Transfer Agency Agreement, the Transfer Agent has agreed to:

                  (i)      issue and redeem shares of the Fund;

                  (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders;

                  (iii) respond to correspondence by security brokers and others relating to its duties;

                  (iv)     maintain shareholder accounts;

                  (v) make periodic reports to the Board of Trustees concerning the Fund's operations.

                  The Transfer Agent sends each shareholder of record periodic statements showing the total number of shares owned as of the last business day of the period (as well as the dividends paid during the current period and year), and provides each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's account with the Fund.

                            SHAREHOLDER SERVICES PLAN

                  The Trust has implemented a Shareholder Services Plan with respect to A Shares, B Shares, C Shares and H Shares (the "Services Plan") pursuant to which the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of the Fund's A Shares, B Shares, C Shares or H Shares in consideration for payments for such services. The Services Plan provides for the payment (on an annualized basis) of up to 0.25% of the net Asset value attributable to the Fund's A Shares, B Shares, C Shares or H Shares held by a financial institution's customers.

                  Services under the Shareholder Services Plan may include:

                  (i) aggregating and processing purchase and redemption requests from customers;

                  (ii) providing customers with a service that invests the assets of their accounts in Class A Shares, Class B Shares, Class C Shares or Class H Shares;

                  (iii)    processing dividend payments from the Fund;

                  (iv) providing information periodically to customers showing their position in Class A Shares, Class B Shares, Class C Shares or Class H Shares;

                  (v)      arranging for bank wires;


                  (vi) responding to customer inquiries relating to the services performed with respect to Class A Shares, Class B Shares, Class C Shares or Class H Shares beneficially owned by customers;

                  (vii) providing subaccounting for customers or providing information to the transfer agent for subaccounting;

                  (viii)   forwarding shareholder communications; and

                  (ix)     other similar services requested by the Trust.

                  Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.

                             PORTFOLIO TRANSACTIONS

                  Pursuant to its Advisory Agreement with the Trust, the Adviser is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Fund. The Adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

                  While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

                  Portfolio securities will not be purchased from or sold to the Adviser, Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

                  The Adviser has agreed to maintain a policy and practice of conducting its investment management activities independently of the respective commercial departments of all of the Adviser's affiliates. In making investment decisions for the Trust, the Adviser's personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Trust's accounts are customers of the commercial departments of any of the Adviser's affiliates.

                  Investment decisions for the Fund are made independently from those for the Trust's other funds and for other investment companies and accounts advised or managed by the Adviser. Such other funds, investment companies and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.

                                    AUDITORS

                  Ernst & Young LLP, with offices at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103, serves as independent auditors to the Trust.

                                     COUNSEL

                  Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, is a partner), with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Trust and will pass upon the legality of the shares offered hereby.

                             PERFORMANCE INFORMATION

TOTAL RETURN

                  The Fund computes its "average annual total return" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                             T = [(ERV 1/n / P) - 1]


     Where:          T =     average annual total return

                     ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

                     P =     hypothetical initial payment of $1,000

                     n = period covered by the computation, expressed in terms of years

                  The Fund computes its aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                 T = (ERV/P) - 1

                  The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all contingent deferred sales charges and other nonrecurring charges at the end of the measuring period covered by the computation.

PERFORMANCE REPORTING

                  From time to time, in advertisements or in reports to shareholders, the performance of the Fund may be quoted and compared to that of other mutual funds with similar investment objectives, to stock or other relevant indices, to other investments or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The performance of the Fund may also be compared to the S&P 500, the Consumer Price Index, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange, the Russell 2500 Index, or various other indices relevant for comparison to the Fund's performance.

                  Performance data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or publications of a local or regional nature may also be used in comparing the performance of the Fund.

                  Performance data will be calculated separately for each class of shares of the Fund.

                  The performance of the Fund will fluctuate and any quotation of performance should not be considered as representative of the future performance of the Fund. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance data are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any additional fees charged by institutions with respect to accounts of customers that have invested in shares of the Fund will not be included in performance calculations.

                  The portfolio managers of the Fund and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                  MISCELLANEOUS

                  The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations.

                  As used in this Statement of Additional Information, a "vote of the holders of a majority of the outstanding shares" of the Trust or a particular investment fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) 50% or more of the outstanding shares of the Trust or such fund or (b) 67% or more of the shares of the Trust or such fund present at a meeting if more than 50% of the outstanding shares of the Trust or such fund are represented at the meeting in person or by proxy.

                  As used in this Statement of Additional Information, "assets belonging to" the fund means the consideration received by the Trust upon the issuance of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to the fund. In determining the Fund's net asset value, assets belonging to the Fund are charged with the liabilities in respect of the Fund.

                  As of March 19, 2002, the following persons owned of record 5 percent or more of the shares of the funds of the Trust:

CORE EQUITY FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
H SHARES                                                                          SHARES OWNED
Boston Financial Data Services                             2.3580                    14.35%
Corp Action Audit Account #1
Armada Fund #1914
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.3580                    14.35%
Corp Action Audit Account #2
Armada Fund #1914
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services Corp Action                 2.3580                    14.35%
Audit Account #4
Armada Fund #1914
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

SEI Investments Co.                                        9.3550                    56.94%
Attn: Rob Silvestri
One Freedom Valley Drive
Oaks, PA 19456

CORE EQUITY FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co.                                         11,746,601.6340                92.27%
C/O  National City Bank
Trust Mutual Funds
PO Box 94777
Cleveland, OH 44101-4777

EQUITY GROWTH FUND
(CLASS A SHARES)                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
                                                                                  SHARES OWNED
State Street Bank & Trust TTEE                         4,085,258.1140                75.08%
FBO First Energy Corp. Savings Plan
DTD 7/1/98
105 Rosemont Ave. WES/IN
Westwood, MA  02090-2318

EQUITY GROWTH FUND
(CLASS C SHARES)                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
                                                                                  SHARES OWNED
First Clearing Corporation                               3,528.6920                  10.83%
A/C 7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
94 Hospital Street
3rd Floor
Ridgway, PA  15835-1002

Independence Trust Company                               3,528.6920                  10.83%
P.O. Box 682188
Franklin, TX  37068-2188

First Clearing Corporation                               3,029.2530                   9.30%
A/C 6142-5504
Carolyn A Page IRA
FCC As Custodian
1421 Cordova Ave.
Lakewood, OH 44107-3601

First Clearing Corporation                               5,318.3910                  16.32%
A/C 1294-3972
Robert Henry Baker Jr IRA
FCC As Custodian
530 Elwha Bluffs Road
Port Angeles, WA  98362-9586

First Clearing Corporation                               3,400.8930                  10.44%
A/C 1375-8906
Carolyn A. Pagel IRA
FCC As Custodian
8262 WAshington Avenue
North Royalton, OH  44133-7207

EQUITY GROWTH FUND
(CLASS H SHARES)                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
                                                                                  SHARES OWNED
First Clearing Corporation                                376.1280                   97.77%
A/C 8317-4412
Clayton E. Thomas (IRA)
FCC As Custodian
809 Dunbar Drive
Cumberland, IN 46229-3227

EQUITY GROWTH FUND
(CLASS I SHARES)                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
                                                                                  SHARES OWNED
Sheldon & Co. (Cash/Reinv)                            11,297,789.6270                30.49%
C/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                          6,003,770.4020                16.20%
P.O. Box 94984
ATTN:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co.                                          6,161,461.4410                16.63%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                    12,392,528.7560                33.44%
ATTN Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

LARGE CAP VALUE FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
SEI Trust Company                                        1,202.8690                   6.31%
Cust Private FBO Rollover IRA of
Wallace Strickland
3337 E. 149th St
Cleveland, OH  44128

First Clearing Corporation                               2,066.4050                  10.84%
A/C 7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
94 Hospital Street
3rd Floor
Ridgway, PA  15853-1002

First Clearing Corporation                               1,026.3920                   5.39%
A/C 7194-4927
Wayne A. Ruhlman IRA R/O
FCC As Custodian
4376 Porter Road
North Olmsted, OH  44070-2520

First Clearing Corporation                               2,981.5150                  15.65%
A/C 5723-7156
Anthony R Mohorcic Decedent
IRA Rollover
FCC As Custodian DTD 3/17/97
8595 Park Ridge Ln.

First Clearing Corporation                                960.0410                    5.04%
A/C 4855-7142
Vangel Kosalieff IRA
FCC As Custodian
32712 Springside Lane
Solon, OH 44139-2067

First Clearing Corporation                               1,131.2900                   5.94%
A/C 2135-3210
Harold E. Crumley IRA R/O
FCC As Custodian
22090 Spring Creek Road
East Peoria, IL 61611-1391

First Clearing Corporation                               1,077.6260                   5.65%
A/C 3262-4363
Rosella M. Fisher IRA
FCC As Custodian
4874 S. Washington
North East, PA  16428-5014

First Clearing Corporation                               1,594.3950                   8.37%
A/C 6285-7564
North River Development Corp.
725 LaGrange Street
Toledo, OH  43604-1673

LARGE CAP VALUE FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
First Clearing Corporations                               492.4490                   97.76%
A/C 8317-4112
Clayton E. Thomas (IRA)
FCC As Custodian
809 Dunbar Drive
Cumberland, IN 46229-3227

LARGE CAP VALUE FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
National City Bank
Attn: Trust Mutual Funds                               3,198,271.2150                 6.96%
P.O. Box 94984
Cleveland, OH 44101-4984

Sheldon & Co. (Reinv)                                 15,719,638.7900                34.21%
Attn: Trust Mutual Funds
Account # 10023342
P.O. Box 94777
Cleveland, OH 44101-4984

Sheldon & Co.                                         11,942,169.0520                25.99%
P.O. Box 94984
Attn: Trust Mutual Funds
Cleveland, OH 44101-4984

Sheldon & Co. (Cash/Reinv)                            13,400,531.6900                 9.16%
C/O National City Bank
Attn: Trust Mutual Funds
P.O. Box 94777
Cleveland, OH 44101-4777

EQUITY INDEX FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co. (Reinv)                                  9,421,740.5040                27.09%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                    19,713,834.3400                56.69%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co. (Cash/Reinv)                             1,928,555.9510                 5.55%
c/o National City  Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                          2,040,323.3300                 5.87%
C/O National City Bank
Trust Mutual Funds
P.O.  Box 94777
Cleveland, OH  44101-4777

EQUITY INDEX FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
First Clearing Corporation                              44,622.5850                   5.82%
A/C 6956-888
Dr. Frank Radosevich IRA
FCC As Custodian
5632 N. Isabell
Peoria, IL  61614-4135

EQUITY INDEX FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               2,009.6130                   8.61%
A/C 5911-3463
Lyman F. Narten IRA R/O
FCC As Custodian
15155 Heritage Lane
Chagrin Falls, OH 44022-2674

First Clearing Corporation                              93,638.4320                  10.36%
A/C 4509-9613
Industrial Power Systems, Inc.
Attn:  Angela Kaminki
410 Ryder Road
Toledo, OH 43607-3106

First Clearing Corporation                               4,878.9570                   5.25%
A/C 7708-8569
James C. Taylor R/O
WFS As Custodian
5902 Elaine Street
Speedway, IN  46224-3031

EQUITY INDEX FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
First Clearing Corporation                                832.4660                   48.00%
A/C 6641-5784
Dorothy J. Pipe (IRA)
FCC As Custodian
8216 W. Villa Lindo
Peroria, AZ 85383-1010

First Clearing Corporation                                883.5760                   50.95%
A/C 6076-6995
Jack Oliver AMA
1121 Dayton
Kalamazoo, MI 49048-2137

EQUITY INDEX FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
National City Bank                                    19,713,834.3400                56.69%
Attn: Trust Mutual Funds
P.O. Box 94984
Cleveland, OH 44101-4984

Sheldon & Co. (REINV)                                  9,421,740.5040                27.09%
Attn: Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH 44101-4777

Sheldon & Co. TTEE                                     2,040,323.3300                 5.87%
C/O National City Bank
Trust Mutual FDS
P.O. Box 94777
Cleveland, OH 44101-4777

Sheldon & Co. (CASH/REINV)                             1,928,555.9510                 5.55%
C/O National City Bank
Attn: Trust Mutual Funds
P.O. Box 94777
Cleveland, OH 44101-4777

INTERNATIONAL EQUITY FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
Wayne Hummer Investments LLC                            191,022.9970                 13.32%
050-87118-19
Attn: Mutual Funds
P.O. Box 750
Chicago, IL 60690

INTERNATIONAL EQUITY FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               6,177.070                   10.59%
A/C 8992-4993
Jeffrey Zornow IRA
FCC As Custodian
1884 Stone Hollow Dr.
Bountiful, UT 84010-1054

First Clearing Corporation                               2,965.5990                   5.08%
A/C 4503-0090
Edward A. Icove IRA R/O
FCC As Custodian
P.O. Box 21013
Cleveland, OH  44121-0013

First Clearing Corporation                               4,362.0500                   7.48%
A/C 5168-1198
James Levin and
Jill Levin
3099 Vine Court
Cleveland, OH  44113-2948

First Clearing Corporation                               3,109.6890                   5.33%
A/C 7812-7731
Ralph E. Stewart IRA
FCC As Custodian
3037 Bonnie Brae
Flossmoor, IL  60422-2027

INTERNATIONAL EQUITY FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
Boston Financial Data Services                             2.7410                    14.12%
Corp Action Audit Account #1
Armada Fund #1915
2 Heritage Drive 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.7410                    14.12%
Corp Action Audit Account #2
Armada Fund #1915
2 Heritage Drive 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.7410                    14.12%
Corp Action Audit Account #4
Armada Fund #1915
2 Heritage Drive 3rd Floor
N. Quincy, MA 02171-2144

SEI Investments Co.                                       11.1860                    57.63%
Attn: Rob Silvestri
One Freedom Valley Drive
Oaks, PA 19456

INTERNATIONAL EQUITY FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co. (Reinv)                                 17,648,452.4850                33.02%
Attn:  Trust Mutual Funds
Account #100023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                    18,289,897.3280                34.22%
C/o National City Bank
Trust Mutual Fds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                         10,948,819.5320                20.49%
C/O National City Bank
Trust Mutual Fds
P.O. Box 94777
Cleveland, OH  44101-4777

KeyBank TTEE  FBO                                      2,987,646.4070                 5.59%
Foundation Balanced Fund
A/C 04 66 300
PO Box 94871
Cleveland, OH 44101-4871

LARGE CAP ULTRA FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
Burke Brothers, Inc. 401(k)                             10,598.5120                  30.14%
James P Burke
Box 118
Weedville, PA 15868


First Clearing Corporation                               2,092.0500                   5.95%
A/C 1641-3374
Theodore Bolton (Decedent IRA)
Gary Bolton (Beneficiary)
2032 Fitzwater St.
Philadelphia, PA  19146-1333

LARGE CAP ULTRA FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
Boston Financial Data Services                             2.5640                    14.42%
Corp Action Audit Account #1
Armada Fund #1916
2 Heritage Drive 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.5640                    14.42%
Corp Action Audit Account #2
Armada Fund #1916
2 Heritage Drive 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.5640                    14.42%
Corp Action Audit Account #4
Armada Fund #1916
2 Heritage Drive 3rd Floor
N. Quincy, MA 02171-2144

SEI Investments Co.                                       10.0910                    56.75%
Attn: Rob Silvestri
One Freedom Valley Drive
Oaks, PA 19456

LARGE CAP ULTRA FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co (Reinv)                                   5,984,462.6090                44.04%
ATTN:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH   44101-4777

Sheldon & Co TTEE                                      3,365,992.9970                24.77%
C/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH   44101-4777

National City Bank                                     1,518,729.0360                11.18%
ATTN: Trust Mutual Funds
P.O. Box 94984
Cleveland, OH   44101-4984

Sheldon & Co                                           1,783,268.2870                13.12%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH   44101-4777

SEI Trust Company                                       776,848.0530                  5.72%
Attn: Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA  19456

MID CAP GROWTH FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               2,599.6530                   5.90%
A/C 1201-1331
Patricia L. Avone IRA
FCC As Custodian
3720 Tomlinson Dr.
Logansport, IN  46947-4034

Burke Brothers, Inc. 401(k)                              9,320.5060                  21.15%
James P Burke
Box 118
Weedville, PA 15868

MID CAP GROWTH FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
Boston Financial Data Services                             5.4440                    16.86%
Corp Action Audit Account #1
Armada Fund #1921
2 Heritage Drive 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             4.5210                    14.01%
Corp Action Audit Account #2
Armada Fund #1921
2 Heritage Drive 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             4.5210                    14.01%
Corp Action Audit Account #4
Armada Fund #1921
2 Heritage Drive 3rd Floor
N. Quincy, MA 02171-2144

SEI Investments Co.                                       17.7940                    55.12%
Attn: Rob Silvestri
1 Freedom Valley Drive
Oaks, PA 19456

MID CAP GROWTH FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co (Reinv)                                   7,049,873.7400                31.32%
ATTN:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH   44101-4777

Sheldon & Co TTEE                                      5,223,093.2260                23.21%
C/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH   44101-4777

National City Bank                                     7,457,405.0900                33.13%
ATTN:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH   44101-4984

Sheldon & Co.                                          2,601,252.1410                11.56%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH   44101-4777

SMALL CAP GROWTH FUND                                OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C  SHARES)                                                                 SHARES OWNED
First Clearing Corporation                               6,162.7170                  12.77%
A/C 8992-4993
Jeffrey Zornow IRA
FCC As Custodian
1884 Stone Hollow Dr.
Bountiful, UT 84010-1057

First Clearing Corporation                               4,573.1710                   9.47%
A/C 8635-9569
Jane B. Wessel IRA
FCC As Custodian
21280 Avalon Dr.
Rocky River, OH  44116-1122

First Clearing Corporation                               3,791.4690                   7.58%
A/C 4365-5907
Huber Heights Medical Center
6096 Brandt Parkway
Huber Heights, OH  45424-4015

ARMADA SMALL CAP GROWTH FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
Boston Financial Data Services                             2.6970                    14.80%
Corp Action Audit Account #1
Armada Fund #1926
2 Heritage Drive 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.6970                    14.80%
Corp Action Audit Account #2
Armada Fund #1926
2 Heritage Drive 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.6970                    14.80%
Corp Action Audit Account #4
Armada Fund #1926
2 Heritage Drive 3rd Floor
N. Quincy, MA 02171-2144

SEI Investments Co.                                       10.1320                    55.60%
Attn: Rob Silvestri
One Freedom Valley Drive
Oaks, PA 19456

SMALL CAP GROWTH FUND                                OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co (Reinv)                                   7,365,646.4720                25.45%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                     9,755,434.1180                33.70%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

National City Bank                                     6,592,250.7520                22.77%
c/o Sheldon & Co
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                     3,869,202.7490                13.37%
ATTN Trust Mutual Funds
PO Box 94984
Cleveland, OH 44101-4984

SMALL CAP VALUE FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
Nationwide Trust Company FSB                            190,836.770                  14.50%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Charles Schwab & Co. Inc.                               156,249.7280                 11.87%
Attn: Mutual Funds
Special Custody Account
101 Montgomery Street
San Francisco, CA 94104-4122

SMALL CAP VALUE FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
Dain Rauscher Inc. FBO                                   1,664.8760                  32.36%
Hansa Barki C/F
Jessica Lynn Barki
OK UNF Transfer to Minors Act
4715 Innsbrook Inn
Oklahoma City, OK 73142-5111

NFSC FEBO # BT 9-027707                                   349.4620                    6.79%
Brian S. Clark
Jennifer L. Clark
3031 Bunker Hill Drive
Louisville, KY 40205-5111

NFSC FEBO # L2E-957453                                    322.5810                    6.27%
NFS/FMTC IRA
FBO Lisa Franklin
9701 Zimmerman Road
Marysville, IN 47141-9715

NFSC FEBO # L2E-997986                                    383.0230                    7.44%
NFS/FMTC ROTH IRA
FBO Karen A. Hougland
14309 Lake Forest Drive
Louisville, KY 40245-4669

NFSC FEBO # BT 9-922170                                   508.3040                    9.88%
NFS/FMTC IRA
FBO Lowell Karcher
1430 Beechwood Drive NE
Lancaster, OH 43130-1370

First Clearing Corporation                                416.2040                    8.09%
A/C 8317-4412
Clayton E. Thomas (IRA)
FCC As Custodian
809 Dunbar Drive
Cumberland, IN 46229-3227

First Clearing Corporation                                315.3890                    6.13%
A/C 1277-7625
Susan E. Bailey
1410 N. Ridgewood
Albion, IN 46701-9006

First Clearing Corporation                                557.5740                   10.84%
A/C 1094-9868
Lyle F. Allen, Jr. & Linda L. Allen
5180 Cavalier Drive
Hilliard, OH 43026-1739

SMALL CAP VALUE FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I  SHARES)                                                                 SHARES OWNED
Sheldon & Co. (Reinv)                                 11,633,567.5960                28.25%
Attn:  Trust Mutual Funds
Account #100023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                         11,250,726.1020                27.32%
P.O. Box 94984
ATTN:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co. (Cash/Reinv)                             6,590,338.3250                16.00%
C/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4984

Charles Schwab & Co. Inc.                              2,396,516.3870                 5.82%
Attn:  Mutual Funds
Special Custody Account
101 Montgomery Street
San Francisco, CA 94104-4122

National City Bank                                     7,086,539.6080                17.21%
ATTN:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

TAX MANAGED EQUITY                                   OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
NFSC FEBO #Z41-257923                                   80,131.0340                   5.30%
Allison P. Vanhartesveldt
TSO Eurswa
PSC 817, Box 8
FPO NY 09622

TAX MANAGED EQUITY FUND                              OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               7,346.4200                   8.08%
A/C 6108-1699
Kenneth A Otto &
Merilee W Otto
1710 Rood Point Road
Muskegon, MI  44130-4104

First Clearing Corporation                               8,264.4630                   9.09%
A/C 6700-2399
Gayle Papesh
5408 Turney Rd.
Garfield Hts, OH  44125-3204

First Clearing Corporation                               5,342.8320                   5.88%
A/C 7561-2888
Rosalia H. Stojovic
1787 E. 33rd St.
Cleveland, OH  44114-4517

TAX MANAGED EQUITY FUND
(CLASS H SHARES)
Boston Financial Data Services                             2.1350                    14.26%
Corp Action Audit Account # 1
Armada Fund # 1928
2 Heritage Drive 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.1350                    14.26%
Corp Action Audit Account #2
Armada Fund # 1928
2 Heritage Drive 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.1350                    14.26%
Corp Action Audit Account # 4
Armada Fund # 1928
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

SEI Investments Co.                                        8.5690                    57.23%
Attn:  Rob Silvestri
One Freedom Valley Drive
Oaks, PA 19456

TAX MANAGED EQUITY FUND                              OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co TTEE                                      8,079,575.4500                50.23%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                     7,181,028.9830                44.64%
C/O National City Bank
P.O. Box 94777
ATTN:  Trust Mutual Funds
Cleveland, OH 44101-4777

BALANCED ALLOCATION FUND                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
Burke Brothers, Inc. 401(k)                             12,909.5700                  18.16%
James P Burke
Box 118
Weedville, PA 15868

First Clearing Corporation                               7,389.5790                  10.39%
A/C 5851-0084
Mentor Chiropractice Center Inc.
Defined Benefit Pension Plan
753 Nicklaus
Melboure, FL  32940-1793

First Clearing Corporation                               7,389.5790                  10.39%
A/C 5205-8862
Joann Lutes & Aimee L. Telegraphic
4 Wesley Ave.
Charleroi, PA  15022-9444

BALANCED ALLOCATION FUND                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               1,653.8040                   8.20%
A/C 8317-4412
Clayton E. Thomas (IRA)
FCC As Custodian
809 Dunbar Drive
Cumberland, IN 46229-3227

First Clearing Corporation                               1,109.8780                   5.50%
A/C 6845-2717
Faye B. Popp (IRA)
FCC As Custodian
1604 Stonewall Drive
Greenfield, IN 46140-7911

First Clearing Corporation                               2,842.8090                  14.09%
A/C 3745-4725
Karen L. Goins-Ryan (IRA)
FCC As Custodian
4463 W. Smokey Row Road
Greenwood, IN 46143-8663

First Clearing Corporation                               1,212.7890                   6.01%
A/C 2047-7589
John D. Canada (IRA)
FCC As Custodian
P.O. Box 47174
Indianapolis, IN 46247-0174

First Clearing Corporation                               1,642.9350                   8.15%
A/C 1838-3015
Cleveland Brown IRA R/O
FCC  As Custodian
3514 Birchwood Avenue
Indianapolis IN 46205-3613

First Clearing Corporation                              10,626.9930                  52.68%
A/C 2020-4262
Wallace N. Chase (IRA)
FCC As Custodian
6401 Pleasant Wood Lane
Indianapolis, IN 46236-9735

First Clearing Corporation                               1,062.6690                   5.27%
A/C 2293-3147
Helen V. Davis
952 N. Routiers Avenue
Indianapolis, IN 46219-5555

BALANCED ALLOCATION FUND                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co. TTEE                                     1,104,414.8660                 6.01%
C/o National City Bank
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. (Reinv)                                  2,494,371.5060                13.58%
Attn:  Trust Mutual Funds
Account  #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                    14,244,122.3670                77.55%
ATTN Trust Mutual Funds
PO Box 94984
Cleveland, OH 44101-4984

AGGRESSIVE  ALLOCATION FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
National City Corporation                               253,897.8000                 91.10%
Attn:  Corp Treasury
1900 East Ninth Street
Loc 01-2101
Cleveland, OH 44114-3484

AGGRESSIVE  ALLOCATION FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
SEI Private Trust Co Cust FBO                             495.6610                    6.55%
Cust for the Rollover IRA of
Larry G. Dennison
139 Elk Creek Road
Taylorsville, KY  40071-9210

SEI Private Trust Company                                 448.8300                    5.93%
Cust for the Rollover IRA of
Shannon M. Smith
1969 Rolling House Ln
Marietta, GA  30068-1523

SEI Private Trust Company                                 503.0500                    6.65%
Roth Contribution IRA 1988
FBO Katia Dunn
444 Esteban St
Arabi, LA  70032-1050

First Clearing Corporation                              2,144.6490                   28.34%
A/C 1923-4997
Nancy Bunker
3130 Chestnut Rd
Venice, FL  34293-3014

First Clearing Corporation                                405.7870                    5.36%
A/C 3440-0143
Allen L Franz
17715 South Country Line Rd.
Monroeville, IN 46773-9595

First Clearing Corporation                               1,071.1840                  14.16%
A/C 7557-6931
Michael A. Shanno
7447 Neff Road
Medina, OH  44253-9427

AGGRESSIVE  ALLOCATION FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
SEI Private Trust Company                                 904.9830                    5.08%
Cust for the Rollover of
FBO Frank H Farmer
1901 Philo Ave
Muskegon, MI  49441-1462

SEI Private Trust Company                                 997.1640                    5.60%
Cust for the Rollover IRA of
Michelle R Jensen
3666 Walker St
Muskegon, MI  49444-3724

First Clearing Corporation                               1,628.4350                   9.14%
A/C 7658-4923
Jane E. Sibley IRA
FCC As Custodian
4153 Sawgrass Trl
Muskegon, MI  49442-6806

First Clearing Corporation                                998.9260                    5.61%
A/C 8691-6504
Ruth E. Warner
3071 Happy Valley Road
E Springfield, PA  16411-9719

First Clearing Corporation                                957.4470                    5.81%
A/C 5883-5023
Patrick J Mraz
Maria M. Mraz
4312 Eagle Ave
Stow, OH  44224-2377

First Clearing Corporation                               1,034.7030                   5.81%
A/C 1314-0087
Scott Banner IRA
FCC As Custodian
4718 Hickory Ridge
Brunswick, OH  44212-2534

First Clearing Corporation                               1,587.3020                   8.91%
A/C 5565-8612
Robert G. Meagher IRA R/O
FCC As Custodian
2534 Big Sky Ct
Ann Arbor, MI  48108-9323

First Clearing Corporation                               1,440.7680                   8.09%
A/C 4847-2450
Gregory Kniat IRA
FCC As Custodian
1945 Elwood
Muskegon, MI  49442-5829

AGGRESSIVE  ALLOCATION FUND
H SHARES
First Clearing Corporation                              21,978.0220                  83.90%
A/C 1937-4859
Sandra L Butts IRA
FCC As Custodian
RR 5 Box 555
Spencer, IN  47460-9474

First Clearing Corporation                               3,672.6130                  14.02%
A/C 5575-4895
Allen McClendon IRA
FCC As Custodian
11038 Leo Dr
Indianapolis, IN  46235-4900

AGGRESSIVE  ALLOCATION FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
NatCity Investments                                     254,418.7940                 87.49%
Attn:  Paul Fabrizi
Loc 3070
1965 E 6th St
Cleveland, OH 44114-2226

Sheldon & Co.                                            35,583.1550                 12.24%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH 44101-4984

CONSERVATIVE  ALLOCATION FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
National City Corporation                               257,671.3750                 98.57%
Attn:  Corp Treasury
1900 East Ninth Street
Loc 01-2101
Cleveland, OH 44114-3484

CONSERVATIVE  ALLOCATION FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
SEI Private Trust Company                                1,942.3530                  12.74%
Cust For The IRA Of
FBO Raymond L. Moden
9840 County Road 17-3
Wauseon, OH  43567-9746

First Clearing Corporation                               2,572.9710                  16.88%
A/C 7859-4513
William C. Smith IRA
FCC As Custodian
6150 W. 100 St.
New Palestine, IN  46163-9799

First Clearing Corporation                                 932.9750                   6.12%
A/C 7798-6050
Patricia N. Thompson IRA
FCC As Custodian
5929 Gallia St.
Portsmuth, OH  45662-5606

First Clearing Corporation                               1,531.0350                  10.04%
A/C 6709-7279
Duwane A. Phillips IRA Rollover
FCC As Custodian
307 Substation Rd.
Brunswick, OH  44212-1026

First Clearing Corporation                               3,096.2700                  20.31%
A/C 1135-5168
C. Max Anderson and Patricia S.
Anderson Rev Tr C Max and
9105 E. 17th Street
Indianapolis, IN  46229-2018

First Clearing Corporation                               5,112.4740                  33.53%
A/C 8376-7210
A. J. Toney Jr. IRA
FCC As Custodian
7805 Graydon Heights
Catlettsburg, KY  41129-9121

CONSERVATIVE  ALLOCATION FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               4,579.0990                   6.76%
A/C 5339-2739
Emmaree K. Martin
207 Windsor Ct. Apt. 30B
Marysville, OH  43040-1564

First Clearing Corporation                               3,602.1810                   5.32%
A/C 4247-9304
Keith A. Hopkins IRA
FCC As Custodian
436 Dry Run Rd.
West Portsmouth, OH  45663-9018

First Clearing Corporation                               4,600.9780                   6.79%
A/C 2136-5224
Frederick E. Cassidy IRA
FCC As Custodian
2223 Carroll Street
Ashland, KY  41102-4739

First Clearing Corporation                               3,621.5060                   5.35%
A/C 4103-5222
Robert E. Hartwig
Jeanette L. Hartwig
1507 City Road 5
Kitts Hill, OH  45645

First Clearing Corporation                               4,656.8100                   6.88%
A/C 2867-1116
Henry R.Dowdy IRA R/O
FCC As Custodian
6100 Lake Bonita Rd.
Catlettsburg, KY  41129-9704

ARMADA CONSERVATIVE ALLOCATION FUND                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               2,065.9920                  14.09%
A/C 3738-4126
Marjorie L. Goodrid
400 S. Dubuque Street, # 1413
Iowa City, IA 52240-4130

First Clearing Corporation                               2,590.5110                  17.67%
A/C 1665-2502
Ruth E. Borns
180 Love Avenue, Apt. D
Greenwood, IN 46142-2148

First Clearing Corporation                               1,025.5870                   7.00%
A/C 1296-1544
Virginia E. Baker IRA
FCC As Custodian
5904 E. 19th Street
Indianapolis, IN 46218-5116

First Clearing Corporation                               2,558.7250                  17.46%
A/C Bert M. Turner IRA
FCC As Custodian
2919 S. Fleming Street
Indianapolis, IN 46241-5935

First Clearing Corporation                               1,519.7570                  10.37%
A/C 3005-8945
Erwin H. Eggeman & Laura Eggeman
6375 E. 200 S
Greenfield, IN 46140-8218

First Clearing Corporation                                 810.5370                   5.53%
A/C 2049-9401
Nicoleta M. Cianflocco
309 Presque Isle Blvd., Apt. 203
Erie, PA 16505-2020

First Clearing Corporation                               1,017.2940                   6.94%
A/C 2448-4003
Ann E. Corliss IRA
FCC As Custodian
1513 N. Butler Avenue
Indianapolis, IN 46219-2925

First Clearing Corporation                               2,543.2350                  17.35%
A/C 2617-3894
Adolphus W. Dalton IRA
FCC As Custodian
7101 Beamer Station Road
Poland, IN 47868-7165

CONSERVATIVE ALLOCATION FUND
(CLASS I SHARES)

NatCity Investments                                     258,315.0540                 90.78%
Attn:  Paul Fabrizi
Loc 3070
1965 E. 6th Street
Cleveland, OH 44114-2226

Sheldon & Co.                                            26,236.1250                  9.22%
P.O. Box 94984
Attn: Trust Mutual Funds
Cleveland, OH 44101-4984

BOND FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
SEI Private Trust Company                                1,064.8440                   7.81%
Cust for the IRA of FBO Marlene A Mesa
7456 Bartholomew Drive
Middleburg Hts., OH  44130-6768

First Clearing Corporation                               3,893.9380                  28.56%
A/C  7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
94 Hospital Street
3rd Floor
Ridgway, PA  15853-1002

First Clearing Corporation                                843.4410                    6.19%
A/C  8642-6779
Leola Wilson IRA
FCC As Custodian
7 Mario Drive
Trotwood, OH  45426-2914

First Clearing Corporation                                869.6830                    6.38%
A/C 7743-2155
Lydia M. Stalling IRA
311 Southwood Ave.
Columbis, OH  43207-1269

First Clearing Corporation                               2,388.4240                  17.52%
A/C 2134-3053
FCC As Custodian
1630 Creedmoor Ave.
Pittsburgh, PA  15226-2440

First Clearing Corporation                                910.4770                    6.68%
A/C 6099-1850
Robert H. Mullens IRA
FCC As Custodian
1256 Rohr Rd.
Lockbourne, OH  43137-9251

First Clearing Corporation                               1,073.2040                   7.87%
A/C 1682-6933
Peter P. Bova Sep IRA
FCC As Custodian
134 Winterwood Dr.
Butler, PA  16001-7334

BOND FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
Boston Financial Data Services                             2.5080                    14.17%
Corp Action Audit Account # 1
Armada Fund # 1908
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.5080                    14.17%
Corp Action Audit Account # 2
Armada Fund # 1908
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.5080                    14.17%
Corp Action Audit Account # 4
Armada Fund # 1908
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

SEI Investments Co.                                       10.1730                    57.48%
Attn:  Rob Silvestri
1 Freedom Valley Drive
Oaks, PA 19456

BOND FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co. (Cash/Reinv)                            28,578,925.8000                34.81%
c/o National City Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co                                          18,596,647.1930                22.65%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                         17,275,526.4460                21.04%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777

National City Bank                                    15,178,288.8990                18.49%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

GNMA FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
NFSC FEBO #Z10-075400                                   19,289.0390                   9.37%
Lana S Chadwick TTEE
Chadwick Irrev Charitable Uni
U/A 01/20/93
4719 Kittiwake Ct
Naples, FL  34119-8864

First Clearing Corporation                              13,360.1110                   6.49%
A/C 8043-6048
Terry R. Shirley IRA Rollover
FCC As Custodian
3513 N. Bigelow
Peoria, IL 61604-1602

GNMA FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
SIE Private Trust Company                                4,141.4230                   9.96%
Cust. For The IRA Of
FBO TWILA Dolby Dunlap
RR 1 Box 277A
Oil City, PA  1630-9609

First Clearing Corporation                               3,946.3810                   9.49%
A/C 2956-7340
Robert K. Erickson IRA
FCC As Custodian
RR 3 Box 157
Bloomington, IL  61704-9591

Shore West Construction 401 (K)                          2,610.6210                   6.28%
Kenneth M. Sokol
4055 Brewster Dr.
Westlake, OH  44145-5302

First Clearing Corporation                               2,457.3180                   5.91%
A/C 4907-5121
Bernadine T. Klimaszewski
Daniel J. Sitkowski
11600 Hosford Road
Chardon, OH  44024-9651

First Clearing Corporation                               3,472.6460                   8.35%
A/C 8350-2842
William P. Thomas IRA
FCC As Custodian
7900 Preston Hills Ct.
Mentor, OH  44060-7466

First Clearing Corporation                               2,758.9550                   6.64%
A/C 1242-1144
Dallas Auvil Jr. and
Glennadine Auvil Jtwros
12044 Huntoon Road
Painesville, OH  44077-9727

GNMA FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

First Clearing Corporation                               9,840.4650                   6.47%
A/C  6324-9932
Robert F. Neuwar IRA
FCC As Custodian
381 Sterling Circle
Berea, OH  44017-2322

First Clearing Corporation                               9,742.9300                   6.40%
A/C 4083-8539
Rosemary E. Harrison
FCC As Custodian
47 Cleveland St.
Chagrin Falls, OH  44022-2927

First Clearing Corporation                               1,087.9430                  13.82%
A/C  4568-3896
Robert A Joyce IRA
FCC As Custodian
4709 Wetzel Avenue
Cleveland, OH  44109-5351

First Clearing Corporation                               1,878.0510                  23.85%
A/C 7963-7126
Gina M Shiffert IRA
FCC As Custodian
8633 Stone Oak Drive
Holland, OH 43528-9251

First Clearing Corporation                               1,946.0800                  24.71%
A/C 6789-0603
Dennis Pound
9810 East St. Ave
Vicksburg, MI 49097-9526

LIMITED MATURITY BOND                                OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               4,943.5730                  48.90%
A/C 8362-1585
Joseph J. Tiziani IRA #2
FCC As Custodian
P.O. Box 4223
Horseshoe Bay, TX 78657-4223

First Clearing Corporation                               4,950.4950                  48.97%
A/C 8575-0813
Georgia T. Vorhies
4211 Waterbrook Way
Green Wood, IN 46143-9310

Boston Financial Data Services                               2.3830                  14.17%
Corp. Action Audit Account #1
Armada Fund #1913
2 Heritage Drive, 3rd Fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                               2.3830                  14.17%
Corp. Action Audit Account #2
Armada Fund #1913
2 Heritage Drive 3rd Fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                               2.3830                  14.17%
Corp. Action Audit Account #4
Armada Fund #1913
2 Heritage Drive 3rd Fl.
N. Quincy, MA  02171-2144

SEI Investments Co.                                          9.6710                  57.50%
Attn:  Rob Silvestri
1 Freedom Valley Drive
Oaks, PA  19456

GNMA FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co.                                          3,464,472.7500                24.33%
C/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.  TTEE                                    8,902,638.6610                62.51%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                          1,805,201.7190                12.68%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

INTERMEDIATE BOND FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
First Clearing Corporation                              16,295.0320                  11.43%
A/C 1202-4114
Eugene Arrigoni IRA
FCC As Custodian
4101 Grady Smith Road
Loganville, GA  30052-3650

INTERMEDIATE BOND FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
SEI Private Trust Co CUST FBO                            2,097.5930                   5.27%
Cust for the Rollover IRA of
Wallace Strickland
3337 E 149th Street
Cleveland, OH 44120-4237

First Clearing Corporation                               7,826.5670                  19.65%
A/C
Henry Baker Jr IRA
FCC As Custodian
530 Elwha Bluffs Rd.
Port Angeles, WA  98362-3512

First Clearing Corporation                               2,309.5240                   5.80%
A/C 4155-4203
Diane L. Hiser
5456 Carmoustie Cir.
Danville, IN  46123-7693

First Clearing Corporation                               9,496.6760                  23.84%
A/C 7221-3664
Samuel E. Taylor
Revocable Trust
961 Collier Ct., Apt. 303
Marco Island, FL  34145-6535

First Clearing Corporation                               2,251.4360                   5.65%
A/C 2134-3053
Joseph H. Crowley (IRA)
FCC As Custodian
1630 Creedmoor Ave.
Pittsburgh, PA  15226-2440

First Clearing Corporation                               9,632.5960                  24.18%
A/C 4973-8143
Marian L. Laisuree
Tod, Dorylz Laisure
2112 Acacia Park Dr., Apt. 307
Lyndhurst, OH  44124-3800

INTERMEDIATE BOND FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED

Boston Financial Data Services                             2.3670                    14.17%
Corp Action Audit Account # 1
Armada Fund # 1914
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.3670                    14.17%
Corp Action Audit Account # 2
Armada Fund # 1914
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.3670                    14.17%
Corp Action Audit Account # 4
Armada Fund # 1914
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

SEI Investments Co.                                        9.6060                    57.50%
Attn:  Rob Silvestri
One Freedom Valley Drive
Oaks, PA 19456

INTERMEDIATE BOND FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co. (Reinv)                                  3,021,022.2600                 9.22%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                         12,426,515.8580                37.92%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co.                                         10,633,716.6590                32.45%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

SEI Trust Company                                      4,672,861.9360                14.26%
Attn:  Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA  19456

National City Bank                                     1,647,916.0230                 5.03%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH 44101-4984

LIMITED MATURITY BOND FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
Soy Capital AG Services & Trust Co                      27,550.7000                   5.10%
455 N. Main St
Decatur, IL  62523-1103

LIMITED MATURITY BOND FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               7,313.3720                   7.36%
A/C 7099-8724
Mirko A. Radelja

First Clearing Corporation                               5,996.0890                   6.03%
A/C 2090-6267
Charles L. Carr IRA
FCC As Custodian
9414 Easton Ave.
Cleveland, OH  44104-5418

LIMITED MATURITY BOND FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               5,032.0070                   7.71%
A/C 4870-6402
Krieg Brothers Cath Supply Inc.
119 S. Meridian St.
Indianapolis, IN  46225-1016

First Clearing Corporation                               4,710.5970                   7.22%
A/C 2134-3053
Joseph H. Crowley (IRA)
FCC As Custodian
1630 Creedmoor Ave.
Pittsburgh, PA  15226-2440

First Clearing Corporation                              10,012.1090                  15.34%
A/C 4083-8539
Rosemary E. Harrison (IRA R/O)
FCC As Custodian
47 Cleveland St.
Chagrin Falls, OH  44022-2927

First Clearing Corporation                               6,475.9540                   9.93%
A/C 1744-7345
Syma Brejt (IRA)
FCC As Custodian
3625 Shannon Rd.
Cleveland Hts., OH  44118-1928

First Clearing Corporation                               3,995.6030                   6.12%
A/C 2980-5010
Lynn T. Elliott IRA Rollover
FCC As Custodian
9724 E.Shore Drive
Portage, MI  49002-7482

LIMITED MATURITY BOND                                OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               4,943.5730                  48.90%
A/C 8362-1585
Joseph J. Tiziani IRA #2
FCC As Custodian
P.O. Box 4223
Horseshoe Bay, TX 78657-4223

First Clearing Corporation                               4,950.4950                  48.97%
A/C 8575-0813
Georgia T. Vorhies
4211 Waterbrook Way
Green Wood, IN 46143-9310

LIMITED MATURITY BOND FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
National City Bank                                     1,563,916.6140                 7.77%
ATTN:  Trust Mutual Funds
PO Box 94984
Cleveland, OH  44101-4984

Sheldon & Co. (Reinv)                                  6,189,050.5600                30.73%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                          8,891,530.4020                44.15%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.  TTEE                                    3,159,293.8650                15.69%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94777
Cleveland, OH  44101-4777

TOTAL RETURN ADVANTAGE FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
Mahoning Nat Bank of Youngstown                          5,848.7940                   6.13%
FBO Richard Winifred
ATTN:  Trust Department
PO Box 419
Findlay, OH  45839-0419

Argo Tool Corporation 401K Plan                          5,577.7750                   5.85%
Laszlo N. Repay
Attn:  Linda Repay
Personal and Confidential
1962 Case Parkway N.
Twinsburg, OH 44087

McDonald Investments Inc. (FBO)                          4,943.8330                   5.18%
17326798
4900 Tiedeman Road
Brooklyn, OH 44144-2338

TOTAL RETURN ADVANTAGE FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
Raymond James & Assoc., Inc. CSDN                        2,009.1870                   7.49%
Alfred E. Corey Jr. IRA
1031 Eden Isle Dr., N.E.
Saint Petersburg, FL  33704-1705

First Clearing Corporation                               2,605.2920                   9.72%
A/C 3816-3066
Claude Hall IRA
FCC As Custodian
416 Skylark Dr.
Winchester, KY  40391-2902

First Clearing Corporation                               5,215.8790                  19.45%
A/C 4025-9578
Donald P. Hamilton Sr. IRA
FCC As Custodian
164 South Detroit Ave.
Toledo, OH  43609-2017

First Clearing Corporation                               4,135.3001                  15.42%
A/C 2867-1582
Henry R. & Anna Belle
6100 Lake Bonita Rd.
Catlettsburg, KY  41129-9704

First Clearing Corporation                               3,002.9390                  11.20%
A/C 1212-4397
York Ash
2772 S. Michael
Traverse City, MI  49686-4921

First Clearing Corporation                               1,454.4350                   5.42%
A/C 5730-3497
Tronika S. McFarland
Vandergurgh Hall Rm 145
1 W. Sycamore
Vincennes, IN  47591-1654

First Clearing Corporation                               1,732.3540                   6.46%
A/C 4103-5222
Robert E. Hartwig
Jeanette L. Hartwig
1507 City Road 5
Kitts Hill, OH  45645

First Clearing Corporation                               3,751.2100                  13.99%
A/C 7738-9249
Howard C. Sergott IRA R/O
FCC As Custodian
4698 Wolff Dr.
Brunswick, OH  44212-2549

TOTAL RETURN ADVANTAGE FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
SEI Private Trust Company                                  433.5440                  12.07%
Cust. for the Rollover IRA of
Robert R. Feltes
8853 Michaels Ln.
Broadview Hts.,  OH  44147-1774

SEI Private Trust Company                                  251.9610                   7.01%
Cust. for the Rollover IRA of
James E. Ford
13129 Whitney Rd.
Strongsville, OH  44136-1943

SEI Private Trust Company                                  390.4150                  10.87%
Cust. for the Rollover IRA of
Eleanor Feltes
8853 Michaels Ln.
Broadview Hts.  OH  44147-1774

Stoney Hollow Tire, Inc. 401(k) Plan                       188.6000                   5.25%
Keith Sanders
Attn:  Earl Buono
Personal and Confidential
1st & Hanover Streets, PO Box 310
Martins Ferry, OH  43935

First Clearing Corporation                               1,031.2450                  28.70%
A/C 3778-0803
Virginia M Gillespie
7037 Prospect  Dublin Rd
Prospect, OH  43342-9553

TOTAL RETURN ADVANTAGE                               OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
Boston Financial Data Services                             2.4040                    14.18%
Corp Action Audit Account # 1
Armada Fund # 1929
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.4040                    14.18%
Corp Action Audit Account # 2
Armada Fund # 1929
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.4040                    14.18%
Corp Action Audit Account # 4
Armada Fund # 1929
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

SEI Investments Co.                                        9.7390                    57.45%
Attn:  Rob Silvestri
1 Freedom Valley Drive
Oaks, PA 19456

TOTAL RETURN ADVANTAGE FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co. (Reinv)                                 14,496,433.6500                54.38%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                          6,333,195.4200                23.76%
P.O. Box 94777
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777

Sheldon & Co.  TTEE                                    5,339,312.3310                20.03%
C/O National City Bank
P.O. Box 94777
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777

U.S. GOVERNMENT INCOME FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               7,399.2070                   9.06%
A/C 8697-5307
Wilda I Wilson
Barbara A Nagy POA
10137 Hobart Rd
Apt 504

First Clearing Corporation                              27,131.7030                  33.21%
A/C 6019-2188
Northern Ohio District Council
Attn:  Robert Fozio
16600 Spague Road #275
Middleburg, OH  44130-6398

First Clearing Corporation                               4,316.6190                   5.28%
A/C 4585-0691
Harry J. Jahnke
Mary Louise Jahnke
2025 E. Lincoln St., Apt. 23224
Bloomington, IL  61701-5995

First Clearing Corporation                               5,375.3620                   6.58%
A/C 3555-4106
Helen D. Alexander
5372 Twin Lake Dr., NE
Mancelona, MI  49659-9220

U.S. GOVERNMENT INCOME FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
First Clearing Corporation                                793.5980                   97.71%
A/C 8317-4412
Cloayton E. Thomas (IRA)
FCC As Custodian
809 Dunbar Drive
Cumberland, IN 46229-3227

U.S. GOVERNMENT INCOME FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
National City Bank                                     2,244,576.7390                11.24%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co. (Reinv)                                  2,330,263.5750                11.67%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                    11,856,552.7540                59.38%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                             14,356.7660                15.10%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

MICHIGAN MUNICIPAL BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
McDonald Investments Inc. FBO                          251,330.3450                  17.75%
35617487
4900 Tiedeman Road
Brooklyn, OH  44144-2338

MICHIGAN MUNICIPAL BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
First Clearing Corporation                              18,526.2560                   9.88%
A/C 8304-7634
Emily T. Wheeler TTEE
Emily T. Wheeler Trust
1632 Tawas Beach Road
EAst Tawas, MI  48730-9330

First Clearing Corporation                              16,205.6820                   8.65%
A/C 1474-8811
Marion E. Belloni
510 E. Bloomfield
Royal Oak, MI  48073-3562

First Clearing Corporation                              23,287.6220                  12.42%
A/C 4119-5327
Timothy P Higgins
Kathleen M Higgins
502 Greenwood Ct
Belleville  MI  48111-5169

MICHIGAN MUNICIPAL BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               1,847.6430                   7.27%
A/C 5837-0033
Robert L. Mott
Gloria A. Mott TTEE
10242 Sunrise Rdg.
Pinckney, MI  48169-8125

First Clearing Corporation                               3,619.9100                  14.25%
A/C 8421-6308
Eugene H. Towner Marital Trust
1023 Avon Road
Ann Arbor, MI  48104-2741

First Clearing Corporation                              16,987.9030                  66.87%
A/C 7412-6331
Alyssa Lee Trust
Shari L. Simon TTEE
8885 Leehman Road
Montague, MI  49437-9326

First Clearing Corporation                               2,045.5890                   8.05%
A/C 8951-4011
Raimonds T. Ziemelis
1222 E.Giles
Muskegon, MI  49445-2630

ARMADA MICHIGAN MUNI BOND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
Boston Financial Data Services                             2.2400                    14.18%
Corp Action Audit Account # 1
Armada Fund # 1919
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.2400                    14.18%
Corp Action Audit Account # 2
Armada Fund # 1919
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.2400                    14.18%
Corp Action Audit Account # 4
Armada Fund # 1919
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

SEI Investments Co.                                        9.0740                    57.45%
Attn:  Rob Silvestri
1 Freedom Valley Drive
Oaks, PA 19456

MICHIGAN MUNICIPAL BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon & Co. (Reinv)                                  1,596,211.5800                12.48%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                    10,862,650.1800                84.91%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
First Clearing Corporation                              378,400.7680                 53.17%
A/C 1143-7442
Bill Anest
400 S. Curran
Grayslake, IL  60030-9202

NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               5,496.3780                   8.80
A/C 2099-9089
James E. Chenault &
Judith E. Chenault
8609 Cool Brook Ct.
Louisville, KY  40291-1501

First Clearing Corporation                               5,496.3780                   8.80%
A/C 5482-0768
Theodore R. McDonald &
Rose Ann McDonald
7712 St. Bernard Ct.
Louisville, KY  40291-2462

LPL Financial Service                                    6,313.6270                  10.11%
AC 1476-8134
9785 Towne Centre Drive
San Diego, CA  92121-1968

Raymond James & Associates Inc.                         13,420.2570                  21.50%
FOB Hawkins, C Trust
880 Carillon Parkway
St. Petersburg, FL  33716-1100

Key Bank NA FBO                                          9,846.3620                  15.79%
Albert Woellert Rev. TRAD 1-28-02
Acct. #2010230-0683000
P.O. Box 94871
Cleveland, OH  44101-4871

NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               6,182.3560                  99.82%
A/C 2146-8768
P. Brian Coleman
RR #1
PO Box 254
Flemingsburg, KY  41041-0254

NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
Boston Financial Data Services                             2.4340                    14.17%
Corp Action Audit Account # 1
Armada Fund # 1923
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.4340                    14.17%
Corp Action Audit Account # 2
Armada Fund # 1923
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.4340                    14.17%
Corp Action Audit Account # 4
Armada Fund # 1923
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

SEI Investments Co.                                        9.8720                    57.48%
Attn:  Rob Silvestri
One Freedom Valley Drive
Oaks, PA 19456

NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co. TTEE                                    11,405,744.0580                70.02%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                          4,034,077.8700                24.77%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

OHIO TAX EXEMPT BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
First Clearing Corporation                              377,924.2970                 38.59%
A/C 3198-9668
Harry E. Figgie Jr Trust
Harry E Figgie JR TTEE
37001 Shaker Blvd
Chagrin Falls, OH 44022-6643

OHIO TAX EXEMPT BOND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               3,626.4730                  99.60%
A/C 2615-4740
Donna J. Dalferro & Paul R. Dalferro
3322 Maple Avenue
Castalia, OH 44824-9446

OHIO TAX EXEMPT BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               9,287.8800                   6.79%
A/C 7164-3090
Robert J. Rice Revocable Trust
Robert J. Rice Trustee
16280 Commons Oval
Strongsville, OH  44136-2566

First Clearing Corporation                               9,006.5200                   6.59%
A/C 3709-6486
Anna M. Gascoigne Nixon
284 South Oval Drive
Chardon, OH  44024-1462

First Clearing Corporation                               8,934.6030                   6.53%
A/C 1021-6227
Dorothy L. Ackers
6700 Cincinnati / Zanesville Rd.
Rushville, OH  43150-9641

First Clearing Corporation                              44,682.7520                  32.68%
A/C 7100-0633
Rudolph Family Trust
Karl H. Rudolph TTEE
3033 Lander Rd.
Pepper Pike, OH  44124-5440

First Clearing Corporation                               7,764.7780                   5.68%
A/C 5168-1198
James Levin and
Jill Levin
3099 Vine Court
Cleveland, OH  44113-2948

First Clearing Corporation                               7,369.6980                   5.39%
A/C 3330-1164
Harry Fronista
8969 Adams Rd.
Huber Heights, OH  45424-4037

First Clearing Corporation                               7,369.6980                   5.39%
A/C 3384-6316
Sylvia A. Fronista
8969 Adams Road
Huber Heights, OH  45424-4037
A/C 7164-3090

OHIO TAX EXEMPT BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
Boston Financial Data Services                             2.2200                    14.18%
Corp Action Audit Account # 1
Armada Fund # 1924
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.2200                    14.18%
Corp Action Audit Account # 2
Armada Fund # 1924
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.2200                    14.18%
Corp Action Audit Account # 4
Armada Fund # 1924
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

SEI Investments Co.                                        9.0010                    57.47%
Attn:  Rob Silvestri
One Freedom Valley Drive
Oaks, PA 19456

OHIO TAX EXEMPT BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon and Co.                                       11,056,027.8330                79.56%
Future Quest - c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon and Co. (Cash/Reinv)                           1,702,914.1600                12.25%
c/o National City Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

PENNSYLVANIA MUNICIPAL BOND FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
National Financial Services Corp                         5,512.6910                   6.05%
FBO Gary S Lengel
Bin #TGA 100897
200 Liberty St #FL
New York, NY  10281-1003

First Clearing Corporation                              10,262.7520                  11.25%
FBO Sara Zimmer
ACCT # 8963-5901
PO Box 1357
Richmond, VA  23218-1357

First Clearing Corporation                               8,587.1490                   9.42%
A/C 7618-3716
Helga A. Suhr
750 Sharter Dr #E-11
Longs, SC  29568

First Clearing Corporation                               7,792.0620                   8.55%
A/C 8434-2907
Thiel College
75 College Avenue
Greenville, PA 16125-2186

First Clearing Corporation                              10,699.5220                  11.73%
A/C 1054-0958
James L. Aiello and Crystel Gabrich
141 Circle Drive
Pittsburgh, PA  15228-2120

First Clearing Corporation                              14,233.9320                  15.61%
A/C 5158-1633
Elva A. Longwell
437 Morton Street
Sharon, PA 16146-2419

First Clearing Corporation                               9,469.6970                  10.39%
A/C 8698-0511
Joan A. Wickerham
Alan C. Wickerham
JTTEN
462 S. 7th Street

First Clearing Corporation                               7,675.7410                   8.42%
A/C 4289-0182
Carol Hoffman
255 B-11 Dizengoff Street
Zip Code 63117 Israel
Tel Aviv

PENNSYLVANIA MUNICIPAL BOND FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               9,732.3260                  26.99%
A/C 8681-9932
Leroy A. Wheeler
June L. Jones
23164 N. Townline
Conneautville, PA  16406-5548

First Clearing Corporation                               4,400.0490                  12.20%
A/C 3393-3402
Catherine M. Frantx
2617 Asbury Rd.
Erie, PA  16506-1441

First Clearing Corporation                               5,117.4480                  14.19%
A/C 6713-4142
Mildred P. Phillips
2625 Asbury Rd.
Erie, PA  16506-1441

First Clearing Corporation                               2,912.6320                   8.08%
A/C 4324-1382
Carrie D. Huffman
1290 Boyce Rd.
Apt. C312
Pittsburgh, PA  15241-3992

First Clearing Corporation                               2,409.3530                   6.68%
A/C 2925-3576
Isabel W. Dunn
215 Olin Avenue
Girard, PA  16417-1529

First Clearing Corporation                               3,580.4780                   9.93%
A/C 5368-1735
Sherry M. Lovaglio
Donald A. Lovaglio
JTTEN
Lynnwood Estates

First Clearing Corporation                               7,498.8920                  20.80%
A/C 1282-9629
Richard G. Baird
10 Stoney Brook Blvd.
Greenville, PA  16125-7804

PENNSYLVANIA MUNICIPAL BOND FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED
Boston Financial Data Services                             2.3520                    14.18%
Corp Action Audit Account # 1
Armada Fund # 1925
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.3520                    14.18%
Corp Action Audit Account # 2
Armada Fund # 1925
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                             2.3520                    14.18%
Corp Action Audit Account # 4
Armada Fund # 1925
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

SEI Investments Co.                                        9.5330                    57.47%
Attn:  Rob Silvestri
One Freedom Valley Drive
Oaks, PA 19456

PENNSYLVANIA MUNICIPAL BOND FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon and Co                                         4,080,169.4530                92.41%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984

GOVERNMENT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
National City MI/IL                                   243,505,000.0000               35.67%
FBO Corporate Sweep Customer
Cash Management Operations
770 W Broad Street Loc 16-0347
Columbus, OH 43222-1419

Pennsylvania                                          249,352,000.0000               36.53%
FBO Corporate Autosweep Customers
C/O National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA 15222-2003

Wheat First Securities                                88,810,109.3700                13.01%
PO Box 6629
Glen Allen, VA 23058-6629

National City Bank                                     72,286,800.000                10.59%
FBO Corporate Autosweep
770 W Broad Street LOC 16-0347
Columbus, OH 43222-1419

GOVERNMENT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
National City Bank                                   2,004,588,323.9900              94.07%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

MONEY MARKET FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
National City MI/IL                                   232,348,000.0000               12.61%
FBO Corporate Sweep Customer
Cash Management Operations
770 W Broad Street LOC 16-0347
Columbus, OH 43222-1419

Pennsylvania                                          290,232,000.0000               15.75%
FBO Corporate Autosweep Customers
C/O National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA 15222-2003

Wheat First Securities                                819,422,464.0700               44.47%
PO Box 6629
Glen Allen, VA 2305-6629

National City Bank                                    274,725,581.4700               14.91%
FBO Corporate Autosweep
770 W Broard St LOC 16-0347
Columbus, OH 43222-1419

National City Bank                                    106,837,500.3300                5.80%
FBO PCG/ Retail Autosweep Customers
770 W Broard St LOC 16-0347
Columbus, OH 43222-1419

MONEY MARKET FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               59,846.7100                  5.67%
A/C 7335-5550
Roger L. Schafer IRA
FCC As Custodian
3945 7th St.
New Kensington, PA 15068-7205

Shore West Construction 401(k) Plan                     114,528.8200                 10.86%
Judith E Santora
3930 Woodpark Dr
N Olmsted, OH  44070-1774

First Clearing Corporation                               77,447.1200                  7.34
A/C 5804-9547
Mildred E May
6205 Six Mile Lane
Louisville, KY 40218-2348

Donaldson, Lufkin Jenrette                              196,364.9300                 18.62%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

MONEY MARKET FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
Katherine M Mahan                                       10,271.4500                   8.41%
5956 Robertdale Rd
Bedford, OH  44146-2552

Stoney Hollow Tire, Inc. 401(k) Plan                     9,998.8400                   8.19%
Larry J. Travis
Attn:  Earl Buono
Personal and Confidential
1st & Hanover Sts., P.O. Box 310
Hartins Ferry, OH  43395-0310

J&S Grinding Company Inc 401(k)                          9,849.8500                   8.07%
Valiery E Mattiuz
556 West Main Street
Kersey, PA  15846

Burke Brothers, Inc. 401k                                6,351.4700                   5.20%
Charles Haberberger
334 South Michael Street
St Marys, PA  15857-1778

Burke Brothers, Inc. 401k                               49,120.3900                  40.24%
John Dick
Rd #1
Weedville, PA  15868-9801

MONEY MARKET FUND
(CLASS H SHARES)

Boston Financial Data Services                              20.0000                  11.76%
Corp Action Audit Account # 1
Armada Fund # 1922
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                              25.0000                  14.71%
Corp Action Audit Account # 2
Armada Fund # 1922
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

Boston Financial Data Services                              25.0000                  14.71%
Corp Action Audit Account # 4
Armada Fund # 1922
2 Heritage Drive, 3rd Floor
N. Quincy, MA 02171-2144

SEI Investments Co.                                        100.0000                  58.82%
Attn:  Rob Silvestri
One Freedom Valley Drive
Oaks, PA 19456

MONEY MARKET FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
National City Bank                                   2,583,262,113.5900              66.79%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    808,064,454.0000               20.89%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    555,522,605.4900               17.04%
Money Market Unit/Loc 5312
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    171,707,330.3600                5.27%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH 44135-1389

National City Bank                                    278,039,382.8800                8.53%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH 44135-1389

OHIO MUNICIPAL MONEY MARKET FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
National City Bank                                    60,955,871.9700                90.57%
FBO PCG/Retail Sweep Customer
770 W. Broad Street, Location 16-0347
Columbus, OH  43222-1419

OHIO MUNICIPAL MONEY MARKET FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
National City Bank                                    194,015,581.1900               91.83%
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

NatCity Investments, Inc.                              16,205,021.0900                7.67%
ATTN: Lisa Smith
Operations Department
629 Euclid Avenue
13th Floor, Loc. 3131
Cleveland, OH   44114-3003

PENNSYLVANIA TAX EXEMPT MONEY MARKET                 OUTSTANDING SHARES        PERCENTAGE OF FUND
FUND CLASS (A SHARES)                                                             SHARES OWNED

Pennsylvania                                          28,981,000.0000                47.34%
FBO Corporate Autosweep Customers
c/o National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003

Pennsylvania                                          27,421,978.4300                44.80%
National City Bank of Pennsylvania
FBO PCG/Retail Sweep Customers
Cash Management Operations
770 W. Broad Street 16-0347
Columbus, OH  43222-1419

PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
(CLASS I SHARES)                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
                                                                                  SHARES OWNED
National City Bank                                    145,632,647.6600               97.79%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W 150th Street
Cleveland, OH 44135-1389

TAX EXEMPT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
National City MI/IL                                    17,378,649.7000                5.99%
FBO Corporate PCG/Retail Sweep Cust
Cash Management Operations
770 W. Broad Street Loc 16-0347
Columbus, OH  43222-1419

First Clearing Corporation                            148,724,361.3700               51.27%
PO Box 6629
Glen Allen, VA 23058-6629

Indiana                                                18,699,166.1700                6.45%
National City Bank of Indiana
FBO PCG/ Retail Sweep Customers
Cash Management Operations
770 W Broad St Loc 16-0347
Columbus, OH 43222-1419

National City Bank                                      22,447,000.000                7.74%
FBO Corporate Autosweep
770 W. Broad St Loc 16-0347
Columbus, OH 43222-1419

National City Bank                                     52,113,663.9500               17.96%
FBO PCG/ Retail Sweep Customer
770 W. Broad St Loc 16-0347
Columbus, OH 43222-1419

TAX EXEMPT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
SEI Investments Co.                                       100.0000                   100.00%
Attn:  Rob Silvestri
One Freedom Valley Drive
Oaks, PA 19456

TAX EXEMPT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
National City Bank                                     549,775,078.0700              89.47%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                   4,564,949,110.8200               7.43%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

TREASURY MONEY MARKET FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
National City MI/IL                                   34,751,000.0000                67.87%
FBO Corporate Sweep Customer
Cash Management Operations
770 W Broad Street Loc 16-3047
Columbus, OH 43222-1419

Wheat First Securities                                 8,374,282.8500                16.35%
PO Box 6629
Glen Allen, VA 23058-6629

National City Bank                                     5,941,985.0100                11.60%
FBO PCG/Retail Sweep Customer
770 W. Broad St. Loc. 16-0347
Columbus, OH 43222-1419

TREASURY MONEY MARKET FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
NatCity Investments Inc.                               35,232,494.9300                7.28%
Attn: Lisa Smith
Operations Department
629 Euclid Ave., 13th Floor, Loc. 3131
Cleveland, OH  44114-3003

National City Bank                                    434,579,031.8300               89.82%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

TREASURY PLUS MONEY MARKET FUND                      OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
Sarasota Sailing Squadron Inc                           69,406.8300                  57.04%
PO Box 1927
Sarasota, FL 34230-1927

Sarasota Sailing Squadron Inc                           40,778.0100                  33.51%
PO Box 1927
Sarasota, FL 34230-1927

TREASURY PLUS MONEY MARKET FUND                      OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
National City Bank                                     20,011,648.7500                9.78%
Money Market Unit/ Loc 5312
4100 W 150th Street
Cleveland, OH 44135-1389

National City Indiana                                 183,235,243.8100               89.56%
Trust Operations
Money Market Unit/ Loc 5312
P.O. Box 94777
Cleveland, OH 44135-1389

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS


SHORT-TERM CREDIT RATINGS

      A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

      "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

      "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt.

These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

      Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

      "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

      "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      "Not Prime" - Issuers do not fall within any of the Prime rating categories.

      Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

      "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

      "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

      "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

      "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

      The following summarizes the ratings used by Standard & Poor's for long-term issues:

      "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

      "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

      "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      The following summarizes the ratings used by Moody's for long-term debt:

      "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

      "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

      "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

      "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

      "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

      Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

      PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR'S

      CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

      RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

      - Positive means that a rating may be raised.
      - Negative means that a rating may be lowered.
      - Stable means that a rating is not likely to change.
      - Developing means a rating may be raised or lowered.
      - N.M. means not meaningful.

MOODY'S

      WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

      WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

      RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

      RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlooks does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

      A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

      "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

      "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

      "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

      In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

      "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

      "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

      "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

      "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

      Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

      A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.




Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                                   APPENDIX B

      The Fund may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

INTEREST RATE FUTURES CONTRACTS

      USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

      The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

      DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

      Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

      Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

      A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

      EXAMPLE OF FUTURES CONTRACT SALE. The Fund may engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The adviser wants to fix the current market value of this fund security until some point in the future. Assume the fund security has a market value of 100, and the adviser believes that because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for a equivalent of 98. If the market value of the fund security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

      In that case, the five point loss in the market value of the fund security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

      The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the fund securities, including the fund security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

      If interest rate levels did not change, the Fund in the above example might incur a loss (which might be reduced by a offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

      EXAMPLE OF FUTURES CONTRACT PURCHASE. The Fund may engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of a expected increase in market price of the long-term bonds that the Fund may purchase.

      For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9-1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

      The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

      If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the Fund, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

INDEX FUTURES CONTRACTS

      GENERAL. A bond or stock index assigns relative values to the bonds or stocks included in the index which fluctuates with changes in the market values of the bonds or stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's Ratings Group 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes or indexes based on an industry or market segment, such as oil and gas stocks.

      Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

      The Fund may sell index futures contracts in order to offset a decrease in market value of its fund securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its fund as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

      In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its fund holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the fund will decline prior to the time of sale.

MARGIN PAYMENTS

      Unlike purchase or sales of fund securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian or a subcustodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

      There are several risks in connection with the use of futures by the Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the advisers. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the adviser.

      Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisers may still not result in a successful hedging transaction over a short time frame.

      Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge fund securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

      Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      Successful use of futures by the Fund is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

      The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

      Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

OTHER MATTERS

      Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                    FORM N-1A
                                    ---------

                           PART C - OTHER INFORMATION


ITEM 23. EXHIBITS.

         (a) Declaration of Trust dated January 28, 1986 is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on October 6, 1999 ("PEA No.
                  48").

                  1. Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit a(1) to PEA No. 48.

                  2. Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit a(2) to PEA No. 48.

                  3. Certificate of Classification of Shares reflecting the creation of Class A, Class B, Class C, Class D, Class E and Class F Shares of beneficial interest as filed with the Office of the Secretary of State of Massachusetts on September 30, 1985 is incorporated herein by reference to Exhibit a(3) to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on September 10, 1999 ("PEA No. 47").

                  4. Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

                  5. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to Exhibit 1(d) to PEA No. 26.

                  6. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the

                           Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                  7. Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1 shares, Class N and Class N-Special Series 1 shares, Class O and Class O-Special Series 1 shares, and Class P and Class P-Special Series 1 shares representing interests in the National Tax Exempt Bond Fund, Equity Income Fund, Small Cap Value Fund (formerly known as the Mid Cap Regional Fund), Limited Maturity Bond (formerly known as the Enhanced Income Fund) and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                  8. Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1 shares, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt Money Market Fund, Bond Fund (formerly known as the Intermediate Government Fund), GNMA Fund and Pennsylvania Municipal Bond Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

                  9. Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

                  10. Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(i) to PEA No. 35.

                  11. Certificate of Classification of Shares reflecting the creation of Special Series 2 Shares representing interests in the Money Market, Government Money Market, Treasury Money Market, Tax-Exempt Money Market, Equity Growth, Equity Income, Small Cap Value (formerly known as the Mid Cap Regional), Limited Maturity Bond (formerly known as the Enhanced Income), Total Return Advantage, Intermediate Bond (formerly known as the Fixed Income), Ohio Tax-Exempt Bond, National Tax-Exempt Bond, Pennsylvania Tax-Exempt Money Market, Bond (formerly known as the "Intermediate Government Fund), GNMA, Pennsylvania Municipal Bond, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of Boston, Office of the City Clerk on December 26, 1997, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998 ("PEA No 44").

                  12. Certificate of Classification of Shares reflecting the creation of Class Z, Class Z - Special Series 1 and Class Z - Special Series 2, Class AA, Class AA - Special Series 1 and Class AA - Special Series 2 Shares representing interests in the Tax Managed Equity and Balanced Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998 is incorporated herein by reference to Exhibit 1(k) to PEA No. 44.

                  13. Certificate of Classification of Shares reflecting the creation of Class BB and Class BB - Special Series 1 shares in the Ohio Municipal Money Market Fund, as filed with the Office of the Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on September 15, 1998 ("PEA No. 43").

                  14. Certificate of Classification of Shares reflecting the creation of Special Series 3 Shares representing interests in the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Tax Exempt, Pennsylvania Municipal, National Tax Exempt, Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Money Market Funds is incorporated herein by reference to Exhibit a(14) to Post-Effective Amendment No. 53 to Registrant's

                           Registration Statement filed on September 29, 2000 ("PEA No. 53").

                  15. Certificate of Classification of Shares representing interests in the Treasury Plus Money Market, U.S. Government Income, Mid Cap Growth and Michigan Municipal Bond Funds is incorporated herein by reference to Exhibit a(15) to PEA No. 53.

                  16. Certificate of Classification of Shares reflecting the creation of Class MM, Class MM-Special Series 1, Class MM-Special Series 2 and Class MM-Special Series 3 Shares representing interests in the Strategic Income Bond Fund is incorporated herein by reference to Exhibit a(16) to PEA No. 53.

                  17. Certificate of Classification of Shares reflecting the creation of Class NN, Class NN-Special Series 1, Class NN-Special Series 2, Class NN-Special Series 3, Class OO, Class OO-Special Series 1, Class OO-Special Series 2 and Class OO-Special Series 3 shares representing interests in the Aggressive Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit a(17) to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed on December 15, 2000 ("PEA No. 54").

                  18. Certificate of Classification of Shares reflecting the creation of Class PP, Class PP - Special Series 1, Class PP - Special Series 2 and Class PP - Special Series 3 shares representing interests in the Micro Cap Value Fund is incorporated herein by reference to Exhibit (a)(18) to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed on December 21, 2001.


                  19. Certificate of Classification of Shares reflecting the creation of Special Series 4 Shares representing interests in the Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Ultra, Large Cap Value, Micro Cap Value, Mid Cap Growth, Small Cap Growth, Small Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Bond, GNMA, Intermediate Bond, Limited Maturity Bond, Total Return Advantage, U.S. Government Income, Michigan Municipal Bond, National Tax-Exempt Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax-Exempt Money Market, Tax-Exempt Money Market, Treasury Money Market, Treasury Plus Money Market and Strategic Income Bond Funds is incorporated herein by reference to Exhibit a(19) to Post Effective Amendment No. 60 to Registrant's

                           Registration Statement on Form N-1A filed on January 29, 2002.


         (b) Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986 is incorporated herein by reference to Exhibit (b) to PEA No. 48.

                  1. Amendment No. 1 to Code of Regulations is incorporated herein by reference to Exhibit b(1) to PEA No. 48.

                  2. Amendment No. 2 to Code of Regulations as approved and adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to
                           Exhibit 2(b) to PEA No. 35.

                  3. Amendment No. 3 to Code of Regulations as adopted by Registrant's Board of Trustees on August 5, 1998 is incorporated herein by reference to Exhibit b(3) to Post-Effective Amendment No. 52 to Registrant's Registration Statement filed on July 18, 2000 ("PEA No. 52").

                  4. Amendment No. 4 to Code of Regulations as adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit b(4) to PEA No. 52.

         (c) See Article V, Section 5.1, and Article V, Section 5.4, of Registrant's Declaration of Trust, which is incorporated herein by reference as Exhibit (a) to PEA No. 48.

         (d) 1. Advisory Agreement for the Money Market, Treasury Money Market, Government Money Market, Tax Exempt Money Market, Pennsylvania Tax Exempt Money Market, National Tax Exempt Bond, Intermediate Bond, GNMA, Bond, Equity Growth, Equity Income, Small Cap Value, Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds between Registrant and National City Bank, dated November 19, 1997 is incorporated herein by reference to Exhibit 5(a) to PEA No. 44.

                  2. First Amendment dated March 1, 2001 to the Advisory Agreement for the Money Market, Treasury Money Market, Government, Tax Exempt, Pennsylvania Tax Exempt, National Tax Exempt, Fixed Income, GNMA, Intermediate Government, Equity Growth, Equity Income, MidCap Regional, Ohio Tax Exempt and Pennsylvania Municipal Funds between Registrant and National City Bank dated November 19, 1997 is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on July 18, 2001 ("PEA No.
                           57").

                  3. Interim Advisory Agreement for the Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(b) to PEA No. 44.

                  4. Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(c) to PEA No. 44.

                  5. New Advisory Agreement for the Core Equity, Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit 5(d) to PEA No. 44.

                  6. First Amendment dated June 9, 2000 to the Advisory Agreement for the Core Equity, Enhanced Income and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit (d)(6) to PEA No. 57.

                  7. Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to
                           Exhibit 5(m) Post-Effective Amendment No. 43 filed on July l, 1998 ("PEA No. 42").

                  8. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998, is incorporated herein by reference to Exhibit h(8) to Post-Effective Amendment No. 46 to Registrant's Registration Statement filed on July 15, 1999 ("PEA No. 46").

                  9. Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds between Registrant and National City Investment Management Company dated June 9, 2000 is incorporated herein by reference to Exhibit d(8) to PEA No. 53.

                  10. Form of Advisory Agreement for the Strategic Income Bond Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit d(9) to PEA No. 52.

                  11. Advisory Agreement for the Aggressive Allocation and Conservative Allocation Funds dated March 5, 2000 between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(11) to PEA No. 57.


                  12. Form of Advisory Agreement for the Small/Mid Cap Value Fund between Registrant and National City Investment Management Company.


         (e) Distribution Agreement between Registrant and SEI Investments Distribution Co., dated May 1, 1998 is incorporated herein by reference to Exhibit (6) to PEA No. 44.

         (f)               None.


         (g)      1.       Custodian Services Agreement between Registrant and
                           National City Bank, dated November 7, 1994 is incorporated herein by reference to Exhibit g(1) to PEA No. 48.

                  2. Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994 is incorporated herein by reference to Exhibit g(2) to PEA No. 48.

                  3. Exhibit A dated March 1, 2001 to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(3) to PEA No. 57.

                  4. Amended and Restated Foreign Custody Monitoring Agreement dated May 24, 2001 between Registrant and National City Bank is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 58 to Registrant's Registration Statement filed on September 28, 2001 ("PEA No. 58").

         (h)      1.       Co-Administration Agreement among Registrant, SEI
                           Investments Mutual Funds Services and National City
                           Bank, dated August 15, 2000, effective as of August
                           1, 2000 is incorporated herein by reference to Exhibit h(1) to PEA No. 54.

                  2. Exhibit A dated March 31, 2001 to the Co-Administration and Accounting Services Agreement among Registrant, SEI Investments Mutual Funds Services and National City Bank, dated August 15, 2000, effective as of August 1, 2000 is incorporated herein by reference to Exhibit (h)(2) to PEA No. 57.

                  3. Transfer Agency and Service Agreement (the "Transfer Agency Agreement") between Registrant and State Street Bank and Trust

                           Company, dated March 1, 1997, is incorporated herein by reference to Exhibit 9(d) to PEA No. 33.

                  4. Form of Addendum No. 1 to Amended and Restated Transfer Agency and Dividend Disbursement Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to
                           Exhibit 9(d) to PEA No. 41.

                  5. Letter amendment, dated March 26, 1999, to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated March 1, 1997 is incorporated herein by reference to Exhibit No. h(7) to PEA No. 52.

                  6. Amendment dated June 16, 2000 to Transfer Agency and Service Agreement dated March 1, 1997 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit h(5) to PEA No. 53.

                  7. Amendment dated February 12, 2001 to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated March 1, 1997 is incorporated herein by reference to Exhibit
                           (h)(7) to PEA No. 57.

                  8. Amendment dated March 1, 2001 to the Transfer Agency and Service Agreement with State Street Bank and Trust Company dated March 1, 1997 is incorporated herein by reference to Exhibit (h)(8) to PEA No. 57.


                  9. Shareholder Services Plan adopted by the Board of Trustees on February 15, 1997, as revised on November 27, 2001.

                  10.      Form of Servicing Agreement.



                  11. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998 is incorporated herein by reference to Exhibit h(8) to PEA No. 46.

         (i) Opinion of Drinker Biddle and Reath LLP as counsel to Registrant is incorporated herein by reference to Exhibit (i) to PEA No. 59.




         (j)               Consent of Drinker Biddle & Reath LLP.

         (k)               None.

         (l)      1.       Purchase Agreement between Registrant and McDonald &
                           Company Securities, Inc. dated January 28, 1986 is incorporated herein by reference to Exhibit l(1) to PEA No. 48.

                  2. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio dated July 19, 1988 is incorporated herein by reference to Exhibit l(2) to PEA No. 48.

                  3. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio (Trust), dated October 17, 1989 is incorporated herein by reference to Exhibit l(3) to PEA No. 48.

                  4. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Equity Growth Portfolio and Bond Portfolio, dated December 20, 1989 is incorporated herein by reference to Exhibit l(4) to PEA No. 48.

                  5. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Ohio Tax Exempt Bond Portfolio, dated January 5, 1990 is incorporated herein by reference to Exhibit l(5) to PEA No. 48.

                  6. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Limited Maturity Bond Fund (formerly known as the Enhanced Income Fund), dated July 5, 1994 is incorporated herein by reference to Exhibit 1(6) to PEA No. 48.

                  7. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Equity Income Portfolio, dated June 30, 1994 is incorporated herein by reference to Exhibit l(7) to PEA No. 48.

                  8. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Small Cap Value Fund (formerly known as the Mid Cap Regional Equity Portfolio), dated July 25, 1994 is incorporated herein by reference to Exhibit l(8) to PEA No. 48.

                  9. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Total Return Advantage Fund, dated July 5, 1994 is incorporated herein by reference to Exhibit l(9) to PEA No. 48.

                  10. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the National Tax Exempt Bond

                           Fund is incorporated herein by reference to Exhibit l(10) to PEA No. 48.

                  11. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Tax Exempt Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(j) to PEA No. 33.

                  12. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Intermediate Government Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(k) to PEA No. 33.

                  13. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the GNMA Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(l) to PEA No. 33.

                  14. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Municipal Bond Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(m) to PEA No. 33.

                  15. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Core Equity Fund is incorporated herein by reference to
                           Exhibit 13(n) to PEA No. 36.

                  16. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U - Special Series 1) is incorporated herein by reference to Exhibit l(16) to PEA No. 52.

                  17. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Equity Index Fund is incorporated herein by reference to Exhibit 1(17) to PEA No. 53.

                  18. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Real Return Advantage Fund is incorporated herein by reference to Exhibit 13(q) to PEA No. 33.

                  19. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Small Cap Growth Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 36.

                  20. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares for each

                           Fund is incorporated herein by reference to Exhibit 1(20) to PEA No. 53.

                  21. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Balanced Allocation Fund is incorporated herein by reference to Exhibit l(21) to PEA No. 53.

                  22. Purchase Agreement dated September 14, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Ohio Municipal Money Market Fund (Class BB and Class BB - Special Series 1) is incorporated herein by reference to Exhibit l(22) to PEA No. 52.

                  23. Purchase Agreement dated April 9, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Tax Managed Equity Fund (Class Z, Class Z - Special Series 1 and Class Z - Special Series 2) and the National Tax-Exempt Fund (Class L, Class L - Special Series 1 and Class L - Special Series 2) is incorporated herein by reference to Exhibit l(23) to PEA No. 52.

                  24. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U) is incorporated herein by reference to Exhibit l(24) to PEA No. 52.

                  25. Purchase Agreement dated January 2, 1998 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Intermediate Bond and Bond Funds is incorporated herein by reference to Exhibit l(25) to PEA No. 52.

                  26. Purchase Agreement dated January 11, 2000 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Equity Index, Total Return Advantage, Enhanced Income and GNMA Funds and Special Series 3 Shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Tax Managed Equity, Equity Index, Enhanced Income, Total Return Advantage, GNMA, Intermediate Bond, Bond, National Tax-Exempt Bond, Ohio Tax-Exempt Bond and Pennsylvania Municipal Bond Funds is incorporated herein by reference to Exhibit 1(26) to PEA No. 53.

                  27. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Strategic Income Bond Fund (Class MM, Class MM - Special Series 1, Class MM -

                           Special Series 2 and Class MM - Special Series 3) is incorporated herein by reference to Exhibit l(26) to PEA No. 52.


                  28. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Aggressive Allocation and Conservative Allocation Funds.

                  29. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Small/Mid Cap Value Fund.


         (m)      1.       Service and Distribution Plan for the A (formerly,
                           Retail) and I (formerly, Institutional) Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA No. 38.

                  2. B Shares Distribution Plan is incorporated herein by reference to Exhibit m(2) to PEA No. 58.

                  3. C Shares Distribution Plan is incorporated herein by reference to Exhibit m(3) to PEA No. 58.

                  4. H Shares Distribution Plan is incorporated herein by reference to Exhibit m(4) to PEA No. 59.


         (n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System, as revised February 19, 2002.


         (p)      1.       Code of Ethics of Armada Funds is incorporated herein
                           by reference to Exhibit p(1) to PEA No. 53.

                  2. Code of Ethics of SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (p)(2) to PEA No. 56.

                  3. Code of Ethics of National City Investment Management Company is incorporated herein by reference to Exhibit p(3) to PEA No. 53.

                  4. Code of Ethics of National Asset Management Corporation is incorporated herein by reference to Exhibit p(4) to PEA No. 53.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


         Registrant is controlled by its Board of Trustees.

ITEM 25. INDEMNIFICATION.

         Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Article 6 of the Distribution Agreement, incorporated by reference as Exhibit (e) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency and Service Agreements, incorporated by reference as Exhibits g(1) and h(3) hereto. In Article 6 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (a) hereto, provides as follows:

         9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

         Section 12 of Registrant's Custodian Services Agreement provides as follows:

         12. INDEMNIFICATION. The Trust, on behalf of each of the Funds, agrees to indemnify and hold harmless the Custodian and its nominees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the 1934 Act, the 1940 Act, the CEA, and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action which the Custodian takes or does not take (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral or Written Instructions. Neither the Custodian, nor any of its nominees, shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of the Custodian's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

         In the event of any advance of cash for any purpose made by the Custodian resulting from Oral or Written Instructions of the Trust, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in respect of the Trust or any Fund in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any Property at any time held for the account of the relevant Fund or the Trust shall be security therefor.

         Section 6 of Registrant's Transfer Agency Agreement provides as follows:

         6.       INDEMNIFICATION

         6.1 The Bank shall not be responsible for, and the Fund shall on behalf of the applicable Portfolio indemnify and hold the Bank harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

                  (a) All actions of the Bank or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct.

                  (b) The Fund's lack of good faith, negligence or willful misconduct which arise out of the breach of any representation or warranty of the Fund hereunder.

                  (c) The reliance on or use by the Bank or its agents or subcontractors of information, records, documents or services which (i) are received by the Bank or its agents or subcontractors, and (ii) have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar.

                  (d) The reliance on, or the carrying out by the Bank or its agents or subcontractors of any instructions or requests of the Fund on behalf of the applicable Portfolio.

                  (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

                  (f) The negotiations and processing of checks made payable to prospective or existing Shareholders tendered to the Bank for the purchase of Shares, such checks are commonly known as "third party checks."

         6.2 At any time the Bank may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by the Bank under this Agreement, and the Bank and its agents or subcontractors shall not be liable and shall be indemnified by the Fund on behalf of the applicable Portfolio for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel (provided such counsel is reasonably satisfactory to the Fund). The Bank, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided the Bank or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. The Bank, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or former registrar, or of a co-transfer agent or co-registrar.

         6.3 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

         6.4      In order that the indemnification provisions contained in this
                  Section 6 shall apply, upon the assertion of a claim for which the Fund may be required to indemnify the Bank, the Bank shall promptly notify the Fund of such assertion, and shall keep the Fund advised with respect to all developments concerning such claim. The Fund shall have the option to participate with the Bank in the defense of such claim or to defend against said claim in its own name or in the name of the Bank. The Bank shall in no case confess any claim or make any compromise in any case in which the Fund may be required to indemnify the Bank except with the Fund's prior written consent.

         Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         (a) Investment Adviser: National City Investment Management Company ("IMC")

         IMC performs investment advisory services for Registrant and certain other investment advisory customers. IMC is an indirect wholly owned subsidiary of National City Corporation (the "Corporation"). In 1998, the Corporation consolidated its mutual fund investment management operations under IMC, a registered investment adviser. As of August 5, 1998, IMC assumed National City Bank's rights, responsibilities, liabilities and obligations under its Advisory Agreements with the Registrant relating to each of the Funds, its Sub-Advisory Agreement with National Asset Management Corporation relating to the Core Equity Fund and the Total Return Advantage Fund, and its Sub-Administration Agreement with SEI Fund Resources relating to each of the Funds, which Sub-Administration Agreement is no longer in effect. As of August 1, 1998, Wellington Management Company LLP ceased serving as the sub-adviser to the Small Cap Growth Fund under a sub-advisory agreement with National City Bank and the Small Cap Growth Team of IMC began making the investment decisions for the Fund. As of April 18, 2001, National Asset Management Corporation ceased serving as the sub-adviser to the Core Equity and Total Return Advantage Funds and the Equity Team and Taxable Fixed Income Team of IMC began making the investment decisions of the Core Equity Fund and Total Return Advantage Fund, respectively.

         To the knowledge of Registrant, none of the directors or officers of IMC, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the Corporation, which owns all the outstanding stock of National City Bank of Michigan/Illinois (formerly, First of America Bank, N.A.), which in turn owns all the outstanding stock of IMC, or other subsidiaries of the Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of IMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

                   NATIONAL CITY INVESTMENT MANAGEMENT COMPANY


                                          Position with National
                                          City Investment
                                          Management               Other Business              Type of
Name                                      Company                  Connections                 Business
----                                      -----------------        ----------------            --------

Paul Clark                                Chairman                 National City Bank          Bank affiliate

Kathleen T. Barr                          Managing Director        National City Bank          Bank affiliate

Joseph C. Penko                           Vice President/          National City Bank          Bank affiliate
                                          Treasurer/ Director of
                                          Compliance and Finance

Donald L. Ross                            Director, President,     National City Bank          Bank affiliate
                                          Chief Investment
                                          Officer and Managing
                                          Director

Sandra I. Kiely                           Managing Director and    National City Bank          Bank affiliate
                                          Chief Administrative
                                          Officer

Timothy F. McDonough                      Managing Director of     National City Bank          Bank affiliate
                                          Client Services



ITEM 27. PRINCIPAL UNDERWRITER.

                  (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

                             SEI Daily Income Trust
                             SEI Liquid Asset Trust
                              SEI Tax Exempt Trust
                                 SEI Index Funds
                         SEI Institutional Managed Trust
                      SEI Institutional International Trust
                         The Advisors' Inner Circle Fund
                                STI Classic Funds
                                 The Arbor Fund
                               Bishop Street Funds
                           STI Classic Variable Trust
                           SEI Asset Allocation Trust
                       SEI Institutional Investments Trust
                                 HighMark Funds
                                Expedition Funds
                              Oak Associates Funds
                              The Nevis Fund, Inc.
                                CNI Charter Funds
                            The Armada Advantage Fund
                               Amerindo Funds Inc.
                               Friends Ivory Funds
                          SEI Insurance Products Trust
                                 Pitcairn Funds
                             First Focus Funds, Inc.
                            JohnsonFamily Funds, Inc.
                                  The MDL Funds
                                  iShares Inc.
                                  iShares Trust
                        Causeway Capital Management Trust



                  The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

                           (b) Furnish the information required by the following
                  table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.


                                           Position and Office                       Positions and Offices
Name                                        with Underwriter                            with Registrant
----                                        ----------------                            ---------------

Alfred P. West, Jr.             Director, Chairman of the Board of                            --
                                Directors
Richard B. Lieb                 Director, Executive Vice President                            --
Carmen V. Romeo                 Director                                                      --
Mark J. Held                    President & Chief Operating Officer                           --
Dennis J. McGonigle             Executive  Vice President                                     --
Robert M. Silvestri             Chief Financial Officer & Treasurer                           --
Carl A. Guarino                 Senior Vice President                                         --
Jack May                        Senior Vice President                                         --
Kevin P. Robins                 Senior Vice President                                         --
Patrick K. Walsh                Senior Vice President                                         --
Wayne M. Withrow                Senior Vice President                                         --
Robert Aller                    Vice President                                                --
Todd Cipperman                  Senior Vice President & General Counsel                       --
Robert Crudup                   Vice President & Managing Director                            --
Richard A. Deak                 Vice President & Assistant Secretary                          --
Barbara Doyne                   Vice President                                                --
Jeff Drennen                    Vice President                                                --
Scott W. Dellorfano             Vice President & Managing Secretary                           --
Vic Galef                       Vice President & Managing Director                            --
Lydia A. Gavalis                Vice President & Assistant Secretary                          --
Greg Gettinger                  Vice President & Assistant Secretary                          --
Kathy Heilig                    Vice President                                                --
Bridget Jensen                  Vice President                                                --
Jeff Jacobs                     Vice President                                                --
Ellen Marquis                   Vice President                                                --
Samuel King                     Vice President                                                --
Kim Kirk                        Vice President & Managing Director                            --
John Krzeminski                 Vice President & Managing Director                            --
Christine M. McCullough         Vice President & Assistant Secretary                          --


                                           Position and Office                       Positions and Offices
Name                                        with Underwriter                            with Registrant
----                                        ----------------                            ---------------

Carolyn McLaurin                Vice President & Managing Director                            --
John D. Anderson                Vice President & Managing Director                            --
Mark Nagle                      Vice President                                                --
Joanne Nelson                   Vice President                                                --
Karen LaTourette                Secretary
Rob Redican                     Vice President                                                --
Maria Rinehart                  Vice President                                                --
Daniel Spaventa                 Vice President                                                --
Steven A. Gardner               Vice President & Managing Director                            --
Sherry K. Vetterlein            Vice President & Assistant Secretary                          --
Lori L. White                   Vice President & Assistant Secretary                          --
Timothy D. Barto                Vice President & Assistant Secretary                  Assistant Treasurer
William E. Zitelli, Jr.         Vice President & Assistant Secretary                          --
Scott C. Fanatico               Vice President & Managing Director                            --
John Kirk                       Vice President & Managing Director                            --
Alan H. Lauder                  Vice President & Managing Director                            --
Paul Lonergan                   Vice President & Managing Director                            --
Steve Smith                     Vice President                                                --
Kathryn L. Stanton              Vice President                                                --


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         (a) National City Investment Management Company ("IMC"), 1900 East Ninth Street, Cleveland, Ohio, 44114-3484; and National City Bank, Trust Operations, 4100 West 150th Street, Cleveland, Ohio 44135; (records relating to their functions as investment adviser and custodian); and National City Bank, Columbus Plaza, 155 E. Broad Street, Columbus, Ohio 43251 (records relating to IMC's former function as investment adviser to the predecessor Parkstone Group of Funds).

         (b) SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456 (records relating to its function as distributor, accounting agent and administrator).

         (c) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

         (d) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent).


ITEM 29. MANAGEMENT SERVICES.

                  Inapplicable.

ITEM 30. UNDERTAKINGS.

                  None.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 61 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 12th day of April, 2002.


                                    ARMADA FUNDS
                                    Registrant


                                    *Robert D. Neary
                                    -------------------------------------------
                                    Trustee and Chairman of the Board
                                    Robert D. Neary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 61 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Chris Salfi                             Treasurer                                April 12, 2002
------------------
 Chris Salfi

*John F. Durkott                            Trustee                                  April 12, 2002
--------------------
 John F. Durkott

*Robert J. Farling                          Trustee                                  April 12, 2002
---------------------
 Robert J. Farling

*Richard W. Furst                           Trustee                                  April 12, 2002
--------------------
 Richard W. Furst

*Gerald Gherlein                            Trustee                                  April 12, 2002
--------------------
Gerald Gherlein

*Herbert Martens                            President and Trustee                    April 12, 2002
--------------------
Herbert Martens

* Robert D. Neary                           Trustee and Chairman                     April 12, 2002
-------------------                         of the Board
 Robert D. Neary

* J. William Pullen                         Trustee                                  April 12, 2002
--------------------
 J. William Pullen


*By: /s/ W. Bruce McConnel
     ----------------------
          W. Bruce McConnel
          Attorney-in-Fact


                                  ARMADA FUNDS

                            CERTIFICATE OF SECRETARY


         The following resolution was duly adopted by the Board of Trustees of Armada Funds on November 27, 2001 and remains in effect on the date hereof:


                  FURTHER RESOLVED, that the trustees and officers of Armada required to execute any amendment to Armada's Registration Statement be, and hereby are, authorized to execute a power of attorney appointing W. Bruce McConnel, III and Herbert R. Martens, Jr., and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as trustee or officer, or both, of Armada and any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and resubstitution; and to do in the name and on behalf of said trustees and officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as said officers or trustees, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.




                                   ARMADA FUNDS




                                   By:      /s/ W. Bruce McConnel
                                            -----------------------------------
                                            W. Bruce McConnel
                                            Secretary


Dated: April 12, 2002

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert
D. Neary, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Robert D. Neary
-------------------
Robert D. Neary

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ John F. Durkott
-------------------
John F. Durkott

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Richard
W. Furst, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/Richard W. Furst
-------------------
Richard W. Furst

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert
J. Farling, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  November 19, 1997



/s/ Robert J. Farling
---------------------
Robert J. Farling

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, J. William Pullen, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ J. William Pullen
---------------------
J. William Pullen

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Herbert
R. Martens, Jr., hereby constitutes and appoints W. Bruce McConnel, III, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Herbert R. Martens, Jr.
---------------------------
Herbert R. Martens, Jr.

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Gerald
L. Gherlein, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein

                                  EXHIBIT INDEX
                                  -------------

(d)(12) Form of Advisory Agreement for the Small/Mid Cap Value Fund between Registrant and National City Investment Management Company.

(h)(9) Shareholder Services Plan adopted by the Board of Trustees on February 15, 1997, as revised on November 27, 2001.

(h)(10)  Form of Servicing Agreement.

(j)      Consent of Drinker Biddle & Reath LLP.

(l)(28) Purchase Agreement dated March 5, 2001 between Registrant and SEI Investments Distributions Co. with respect to the Aggressive Allocation and Conservative Allocation Funds.

(l)(29) Form of Purchase Agreement between Registrant and SEI Investments Distributions Co. with respect to the Small/Mid Cap Value Fund.

(n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System, as revised February 19, 2002.